Quarterly Report
May 31, 2026
SSGA Active Trust
State Street My2026 Corporate Bond ETF (formerly SPDR SSGA My2026 Corporate Bond ETF)
State Street My2027 Corporate Bond ETF (formerly SPDR SSGA My2027 Corporate Bond ETF)
State Street My2028 Corporate Bond ETF (formerly SPDR SSGA My2028 Corporate Bond ETF)
State Street My2029 Corporate Bond ETF (formerly SPDR SSGA My2029 Corporate Bond ETF)
State Street My2030 Corporate Bond ETF (formerly SPDR SSGA My2030 Corporate Bond ETF)
State Street My2031 Corporate Bond ETF (formerly SPDR SSGA My2031 Corporate Bond ETF)
State Street My2032 Corporate Bond ETF (formerly SPDR SSGA My2032 Corporate Bond ETF)
State Street My2033 Corporate Bond ETF (formerly SPDR SSGA My2033 Corporate Bond ETF)
State Street My2034 Corporate Bond ETF (formerly SPDR SSGA My2034 Corporate Bond ETF)
State Street My2035 Corporate Bond ETF (formerly SPDR SSGA My2035 Corporate Bond ETF)
State Street My2027 High Yield Corporate Bond ETF
State Street My2028 High Yield Corporate Bond ETF
State Street My2029 High Yield Corporate Bond ETF
State Street My2030 High Yield Corporate Bond ETF
State Street My2031 High Yield Corporate Bond ETF
State Street My2026 Municipal Bond ETF (formerly SPDR SSGA My2026 Municipal Bond ETF)
State Street My2027 Municipal Bond ETF (formerly SPDR SSGA My2027 Municipal Bond ETF)
State Street My2028 Municipal Bond ETF (formerly SPDR SSGA My2028 Municipal Bond ETF)
State Street My2029 Municipal Bond ETF (formerly SPDR SSGA My2029 Municipal Bond ETF)
State Street My2030 Municipal Bond ETF (formerly SPDR SSGA My2030 Municipal Bond ETF)
State Street My2031 Municipal Bond ETF (formerly SPDR SSGA My2031 Municipal Bond ETF)

TABLE OF CONTENTS (Unaudited)

STATE STREET MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.6%
AEROSPACE & DEFENSE — 2.0%
Boeing Co. 2.25%, 6/15/2026	$45,000	$44,964
RTX Corp. 5.75%, 11/8/2026	870,000	874,898
		919,862
AGRICULTURE — 1.5%
Altria Group, Inc. 2.63%, 9/16/2026	236,000	235,014
Bunge Ltd. Finance Corp. 3.25%, 8/15/2026	55,000	54,862
Imperial Brands Finance PLC 3.50%, 7/26/2026 (a)	430,000	429,338
		719,214
AUTO MANUFACTURERS — 10.7%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	155,000	153,741
Series GMTN, 2.30%, 9/9/2026	40,000	39,776
Ford Motor Co. 4.35%, 12/8/2026	1,340,000	1,337,347
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	91,000	90,669
4.54%, 8/1/2026 (b)	80,000	79,985
5.13%, 11/5/2026	750,000	751,560
General Motors Financial Co., Inc. 1.50%, 6/10/2026	285,000	284,778
Hyundai Capital America 2.75%, 9/27/2026 (a)	200,000	198,912
Nissan Motor Acceptance Co. LLC 1.85%, 9/16/2026 (a)	500,000	494,525
Toyota Motor Credit Corp. Series MTN, 5.00%, 8/14/2026	37,000	37,071
Volkswagen Group of America Finance LLC 6.00%, 11/16/2026 (a)	1,500,000	1,509,705
		4,978,069
BANKS — 11.2%
Bank of America Corp. 6.22%, 9/15/2026	345,000	346,866
Bank of Nova Scotia 5.35%, 12/7/2026	250,000	251,573
Citibank NA 5.49%, 12/4/2026	165,000	166,021
Citigroup, Inc.:
3.20%, 10/21/2026	150,000	149,466
4.30%, 11/20/2026	330,000	329,865
Citizens Financial Group, Inc. 2.85%, 7/27/2026	350,000	349,062
Commonwealth Bank of Australia 4.58%, 11/27/2026	250,000	250,625
Goldman Sachs Group, Inc.:
3.50%, 11/16/2026	772,000	769,615
Security Description	Principal Amount	Value
SOFR + 1.51%, 4.39%, 6/15/2027 (c)	$375,000	$375,004
JPMorgan Chase & Co. 2.95%, 10/1/2026	300,000	298,896
Mitsubishi UFJ Financial Group, Inc. 2.76%, 9/13/2026	150,000	149,342
Mizuho Financial Group, Inc. 2.84%, 9/13/2026	189,000	188,284
Morgan Stanley 3.95%, 4/23/2027	350,000	349,191
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	146,000	145,128
2.60%, 7/23/2026	145,000	144,685
Royal Bank of Canada Series GMTN, 1.40%, 11/2/2026	250,000	247,243
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	319,000	316,467
2.63%, 7/14/2026	250,000	249,570
Truist Bank 3.80%, 10/30/2026	115,000	114,849
		5,191,752
BEVERAGES — 0.4%
Molson Coors Beverage Co. 3.00%, 7/15/2026	150,000	149,727
PepsiCo, Inc. 2.38%, 10/6/2026	36,000	35,794
		185,521
BIOTECHNOLOGY — 0.3%
Amgen, Inc. 2.60%, 8/19/2026	125,000	124,539
CHEMICALS — 3.7%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP 3.40%, 12/1/2026 (a) (b)	1,745,000	1,735,926
COMPUTERS — 0.9%
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	400,000	396,080
DIVERSIFIED FINANCIAL SERVICES — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	300,000	297,888
Charles Schwab Corp. 5.88%, 8/24/2026	619,000	620,690
Hercules Capital, Inc. 2.63%, 9/16/2026	750,000	744,930
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.88%, 10/15/2026 (a)	200,000	198,538
See accompanying notes to Schedule of Investments.

STATE STREET MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Sumisho Air Lease Corp. Series MTN, 5.30%, 6/25/2026	$55,000	$55,010
		1,917,056
ELECTRIC — 4.8%
AEP Transmission Co. LLC 3.10%, 12/1/2026	210,000	209,026
Dominion Energy, Inc. Series D, 2.85%, 8/15/2026	135,000	134,561
DTE Energy Co. 2.85%, 10/1/2026	260,000	258,788
Duke Energy Carolinas LLC 2.95%, 12/1/2026	175,000	174,027
Emera U.S. Finance LP 3.55%, 6/15/2026	115,000	114,936
Entergy Corp. 2.95%, 9/1/2026	145,000	144,546
Fortis, Inc. 3.06%, 10/4/2026	250,000	248,885
Sempra 5.40%, 8/1/2026	390,000	390,312
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (a)	50,000	49,741
5.05%, 12/30/2026 (a)	230,000	230,653
Xcel Energy, Inc. 3.35%, 12/1/2026	250,000	248,865
		2,204,340
ELECTRONICS — 0.9%
Honeywell International, Inc. 2.50%, 11/1/2026	400,000	397,320
ENTERTAINMENT — 0.2%
Discovery Global Holdings, Inc. 3.76%, 3/15/2027	95,000	93,547
FOOD — 1.5%
Conagra Brands, Inc. 5.30%, 10/1/2026	205,000	205,582
Ingredion, Inc. 3.20%, 10/1/2026	90,000	89,696
Kraft Heinz Foods Co. 3.00%, 6/1/2026	70,000	70,000
Kroger Co. 2.65%, 10/15/2026	246,000	244,659
Sysco Corp. 3.30%, 7/15/2026	95,000	94,869
		704,806
HEALTH CARE PRODUCTS — 0.7%
Agilent Technologies, Inc. 3.05%, 9/22/2026	150,000	149,449
Solventum Corp. 5.45%, 2/25/2027	42,000	42,231
Thermo Fisher Scientific, Inc. 4.95%, 8/10/2026	125,000	125,106
		316,786
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.1%
Premier Health Partners Series G, 2.91%, 11/15/2026	$45,000	$44,451
INSURANCE — 2.5%
Aflac, Inc. 2.88%, 10/15/2026	25,000	24,869
Allstate Corp. 3.28%, 12/15/2026	165,000	164,223
Arch Capital Finance LLC 4.01%, 12/15/2026	75,000	74,928
Athene Global Funding 2.95%, 11/12/2026 (a)	750,000	744,810
Corebridge Global Funding 5.75%, 7/2/2026 (a)	30,000	30,032
Principal Financial Group, Inc. 3.10%, 11/15/2026	100,000	99,476
		1,138,338
INTERNET — 0.3%
Netflix, Inc. 4.38%, 11/15/2026	120,000	120,185
INVESTMENT COMPANY SECURITIES — 8.6%
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	1,640,000	1,625,584
Blackstone Private Credit Fund 2.63%, 12/15/2026	2,100,000	2,075,031
Golub Capital BDC, Inc. 2.50%, 8/24/2026	250,000	248,608
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026	55,000	54,723
		4,003,946
LODGING — 0.9%
Las Vegas Sands Corp. 3.50%, 8/18/2026	400,000	399,652
MEDIA — 0.2%
Walt Disney Co. 3.38%, 11/15/2026	75,000	74,759
MINING — 0.9%
BHP Billiton Finance USA Ltd. 5.25%, 9/8/2026	235,000	235,642
Glencore Funding LLC 4.00%, 3/27/2027 (a)	185,000	184,552
		420,194
OFFICE & BUSINESS EQUIPMENT — 2.8%
CDW LLC/CDW Finance Corp. 2.67%, 12/1/2026	1,330,000	1,318,083
OIL & GAS — 2.7%
Diamondback Energy, Inc. 3.25%, 12/1/2026	292,000	290,817
Exxon Mobil Corp. 2.28%, 8/16/2026	15,000	14,943
See accompanying notes to Schedule of Investments.

STATE STREET MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Marathon Petroleum Corp. 5.13%, 12/15/2026	$965,000	$967,577
		1,273,337
PHARMACEUTICALS — 9.2%
AbbVie, Inc. 2.95%, 11/21/2026	683,000	679,742
Bayer U.S. Finance LLC 6.13%, 11/21/2026 (a)	2,100,000	2,112,516
CVS Health Corp.:
2.88%, 6/1/2026	610,000	610,000
3.00%, 8/15/2026	155,000	154,560
McKesson Corp. 1.30%, 8/15/2026	95,000	94,443
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	600,000	599,688
		4,250,949
PIPELINES — 3.4%
Enbridge, Inc. 4.25%, 12/1/2026	42,000	42,003
Energy Transfer LP:
3.90%, 7/15/2026	35,000	34,972
6.05%, 12/1/2026	510,000	513,758
ONEOK, Inc. 5.55%, 11/1/2026	325,000	326,401
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026	500,000	500,520
Spectra Energy Partners LP 3.38%, 10/15/2026	182,000	181,345
		1,598,999
REAL ESTATE INVESTMENT TRUSTS — 16.8%
American Tower Corp. 3.38%, 10/15/2026	400,000	398,664
Boston Properties LP 2.75%, 10/1/2026	956,000	951,191
Camden Property Trust 5.85%, 11/3/2026	525,000	527,798
EPR Properties 4.75%, 12/15/2026	400,000	399,980
Healthpeak OP LLC 3.25%, 7/15/2026	50,000	49,921
Kimco Realty OP LLC 2.80%, 10/1/2026	225,000	223,965
Kite Realty Group LP 4.00%, 10/1/2026	875,000	873,180
SBA Communications Corp. 3.88%, 2/15/2027	700,000	694,659
Tanger Properties LP 3.13%, 9/1/2026	730,000	727,730
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/1/2026 (a)	2,100,000	2,096,220
Vornado Realty LP 2.15%, 6/1/2026	855,000	855,000
		7,798,308
Security Description	Principal Amount	Value
RETAIL — 1.8%
AutoZone, Inc. 5.05%, 7/15/2026	$287,000	$287,178
O'Reilly Automotive, Inc. 5.75%, 11/20/2026	550,000	553,102
		840,280
SEMICONDUCTORS — 1.1%
Advanced Micro Devices, Inc. 4.21%, 9/24/2026	60,000	59,997
Skyworks Solutions, Inc. 1.80%, 6/1/2026	200,000	200,000
TSMC Arizona Corp. 1.75%, 10/25/2026	256,000	253,745
		513,742
SOFTWARE — 2.1%
Concentrix Corp. 6.65%, 8/2/2026	172,000	172,162
Fiserv, Inc. 3.20%, 7/1/2026	310,000	309,718
Intuit, Inc. 5.25%, 9/15/2026	48,000	48,110
Oracle Corp. 2.65%, 7/15/2026	125,000	124,741
Roper Technologies, Inc. 3.80%, 12/15/2026	244,000	243,517
Synopsys, Inc. 4.55%, 4/1/2027	95,000	95,278
		993,526
TELECOMMUNICATIONS — 0.4%
AT&T, Inc. 2.95%, 7/15/2026	196,000	195,682
TRANSPORTATION — 0.9%
GXO Logistics, Inc. 1.65%, 7/15/2026	350,000	348,435
Norfolk Southern Corp. 2.90%, 6/15/2026	75,000	74,935
		423,370
TOTAL CORPORATE BONDS & NOTES (Cost $45,304,107)		45,292,619

Shares
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.57% (d) (e)	637,056	637,056
See accompanying notes to Schedule of Investments.

STATE STREET MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	181,910	$181,910
TOTAL SHORT-TERM INVESTMENTS (Cost $818,966)		818,966
TOTAL INVESTMENTS — 99.4% (Cost $46,123,073)		46,111,585
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		265,153
NET ASSETS — 100.0%		$46,376,738

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 21.6% of net assets as of May 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	All or a portion of the shares of the security are on loan at May 31, 2026.
(c)
Variable Rate Security - Interest rate shown is rate in effect at May 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$45,292,619	$—	$45,292,619
Short-Term Investments	818,966	—	—	818,966
TOTAL INVESTMENTS	$818,966	$45,292,619	$—	$46,111,585
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	256,179	$256,179	$16,353,162	$15,972,285	$—	$—	637,056	$637,056	$11,724
State Street Navigator Securities Lending Portfolio II	358,575	358,575	11,125,977	11,302,642	—	—	181,910	181,910	841
Total		$614,754	$27,479,139	$27,274,927	$—	$—		$818,966	$12,565
See accompanying notes to Schedule of Investments.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.7%
AEROSPACE & DEFENSE — 4.1%
Boeing Co. 6.26%, 5/1/2027	$306,000	$310,926
Honeywell Aerospace, Inc. 3.90%, 3/16/2028 (a)	75,000	74,406
L3Harris Technologies, Inc. 5.40%, 1/15/2027	485,000	488,303
RTX Corp. 3.13%, 5/4/2027	350,000	346,871
		1,220,506
AGRICULTURE — 3.5%
BAT Capital Corp.:
3.56%, 8/15/2027	144,000	142,717
4.70%, 4/2/2027	395,000	396,189
Bunge Ltd. Finance Corp. 3.75%, 9/25/2027	155,000	153,916
Philip Morris International, Inc. 5.13%, 11/17/2027 (b)	350,000	353,976
		1,046,798
APPAREL — 0.5%
Tapestry, Inc. 4.13%, 7/15/2027	145,000	144,466
AUTO MANUFACTURERS — 4.4%
American Honda Finance Corp. 4.90%, 3/12/2027	50,000	50,188
Ford Motor Credit Co. LLC 5.80%, 3/5/2027	430,000	433,126
General Motors Co. 6.80%, 10/1/2027	675,000	693,124
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	50,000	48,331
Series MTN, 4.55%, 9/20/2027 (b)	110,000	110,604
		1,335,373
BANKS — 12.3%
Bank of America Corp. SOFR + 1.58%, 4.38%, 4/27/2028 (c)	400,000	399,876
Bank of Montreal Series MTN, 2.65%, 3/8/2027	30,000	29,685
Citigroup, Inc. SOFR + 1.89%, 4.66%, 5/24/2028 (c)	175,000	175,483
Deutsche Bank AG SOFR + 1.59%, 5.71%, 2/8/2028 (c)	375,000	378,041
Goldman Sachs Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	175,000	173,807
3.85%, 1/26/2027	118,000	117,739
ING Groep NV 3.95%, 3/29/2027	107,000	106,848
Security Description	Principal Amount	Value
JPMorgan Chase & Co. SOFR + 0.93%, 5.57%, 4/22/2028 (c)	$200,000	$202,130
Manufacturers & Traders Trust Co. 3.40%, 8/17/2027	110,000	108,545
Mitsubishi UFJ Financial Group, Inc. 3.68%, 2/22/2027	150,000	149,328
Mizuho Financial Group, Inc. 3.66%, 2/28/2027	110,000	109,538
Morgan Stanley Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	300,000	303,171
PNC Financial Services Group, Inc. SOFR + 1.73%, 6.62%, 10/20/2027 (c)	100,000	100,856
Royal Bank of Canada Series MTN, 6.00%, 11/1/2027	187,000	191,574
Santander Holdings USA, Inc. 4.40%, 7/13/2027	580,000	579,994
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	10,000	9,655
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	100,000	99,764
Wells Fargo & Co. Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	325,000	328,643
Westpac Banking Corp. 3.35%, 3/8/2027	120,000	119,379
		3,684,056
BEVERAGES — 0.2%
Keurig Dr. Pepper, Inc. 3.43%, 6/15/2027	60,000	59,403
BIOTECHNOLOGY — 3.2%
Amgen, Inc.:
2.20%, 2/21/2027	190,000	187,279
3.20%, 11/2/2027	70,000	68,990
CSL Finance PLC 3.85%, 4/27/2027 (a)	20,000	19,900
Gilead Sciences, Inc. 2.95%, 3/1/2027	160,000	158,717
Illumina, Inc. 5.75%, 12/13/2027	100,000	101,698
Royalty Pharma PLC 1.75%, 9/2/2027	425,000	411,264
		947,848
BUILDING MATERIALS — 0.1%
Lennox International, Inc. 1.70%, 8/1/2027	35,000	33,976
COMMERCIAL SERVICES — 0.4%
Equifax, Inc. 5.10%, 12/15/2027	20,000	20,179
See accompanying notes to Schedule of Investments.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Global Payments, Inc. 4.95%, 8/15/2027	$95,000	$95,331
		115,510
COMPUTERS — 1.9%
Apple, Inc. 3.00%, 6/20/2027 (b)	100,000	99,078
Dell International LLC/EMC Corp. 6.10%, 7/15/2027	60,000	60,997
International Business Machines Corp.:
4.15%, 7/27/2027	295,000	294,749
6.22%, 8/1/2027	100,000	102,202
		557,026
DIVERSIFIED FINANCIAL SERVICES — 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.65%, 7/21/2027	236,000	233,770
6.45%, 4/15/2027	284,000	288,760
Ally Financial, Inc.:
4.75%, 6/9/2027	73,000	73,260
7.10%, 11/15/2027	20,000	20,674
American Express Co. 5.85%, 11/5/2027	173,000	176,809
Capital One Financial Corp. 3.75%, 3/9/2027	20,000	19,932
Charles Schwab Corp. 3.30%, 4/1/2027	230,000	228,689
Jefferies Financial Group, Inc. 4.85%, 1/15/2027	65,000	65,125
ORIX Corp. 5.00%, 9/13/2027	20,000	20,126
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.88%, 10/15/2026 (a)	300,000	297,807
Sumisho Air Lease Corp. 4.40%, 3/24/2028 (a)	80,000	79,638
		1,504,590
ELECTRIC — 11.2%
Alabama Power Co. 3.75%, 9/1/2027	125,000	124,425
American Electric Power Co., Inc. 5.75%, 11/1/2027	110,000	111,949
Appalachian Power Co. Series X, 3.30%, 6/1/2027	275,000	272,332
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	185,000	183,679
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	154,000	151,812
Consolidated Edison Co. of New York, Inc. Series B, 3.13%, 11/15/2027	85,000	83,694
DTE Energy Co. 4.95%, 7/1/2027	243,000	244,528
Security Description	Principal Amount	Value
Duke Energy Corp. 5.00%, 12/8/2027	$210,000	$212,039
Evergy Kansas Central, Inc. 3.10%, 4/1/2027	95,000	94,243
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	330,000	327,967
Florida Power & Light Co. Series A, 3.30%, 5/30/2027	150,000	148,972
ITC Holdings Corp. 3.35%, 11/15/2027	45,000	44,340
National Rural Utilities Cooperative Finance Corp. Series MTN, 5.10%, 5/6/2027	80,000	80,653
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	75,000	74,564
Pacific Gas & Electric Co.:
3.30%, 3/15/2027	215,000	213,280
5.45%, 6/15/2027	229,000	231,334
Sempra 3.25%, 6/15/2027	175,000	172,968
Southern California Edison Co. Series D, 4.70%, 6/1/2027	199,000	199,488
Southern Co. 5.11%, 8/1/2027	65,000	65,508
Virginia Electric & Power Co. Series A, 3.50%, 3/15/2027	95,000	94,545
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (a)	30,000	29,844
5.05%, 12/30/2026 (a)	120,000	120,341
WEC Energy Group, Inc.:
1.38%, 10/15/2027	61,000	58,624
5.15%, 10/1/2027	20,000	20,183
		3,361,312
ELECTRONICS — 0.1%
Keysight Technologies, Inc. 4.60%, 4/6/2027	35,000	35,065
ENTERTAINMENT — 0.3%
Discovery Global Holdings, Inc. 3.76%, 3/15/2027	100,000	98,471
FOOD — 1.9%
Campbell's Co. 5.20%, 3/19/2027	165,000	166,160
Conagra Brands, Inc. 1.38%, 11/1/2027	125,000	119,451
Sysco Corp. 3.25%, 7/15/2027	95,000	93,919
Tyson Foods, Inc. 3.55%, 6/2/2027	195,000	193,699
		573,229
HEALTH CARE PRODUCTS — 0.4%
Smith & Nephew PLC 5.15%, 3/20/2027	105,000	105,464
See accompanying notes to Schedule of Investments.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Solventum Corp. 5.45%, 2/25/2027	$28,000	$28,154
		133,618
HEALTH CARE SERVICES — 2.4%
Centene Corp. 4.25%, 12/15/2027	190,000	189,468
HCA, Inc. 4.50%, 2/15/2027	525,000	524,927
		714,395
HOME BUILDERS — 1.3%
Lennar Corp. 4.75%, 11/29/2027	230,000	230,499
Meritage Homes Corp. 5.13%, 6/6/2027	45,000	45,063
Toll Brothers Finance Corp. 4.88%, 3/15/2027	100,000	100,190
		375,752
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2027	35,000	34,275
HOUSEHOLD PRODUCTS & WARES — 0.6%
Church & Dwight Co., Inc. 3.15%, 8/1/2027	190,000	187,631
INSURANCE — 1.7%
Corebridge Financial, Inc. 3.65%, 4/5/2027	304,000	302,431
Lincoln Financial Global Funding 4.63%, 5/28/2028 (a)	50,000	50,024
Markel Group, Inc. 3.50%, 11/1/2027	55,000	54,278
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	45,000	44,647
Willis North America, Inc. 4.65%, 6/15/2027	64,000	64,173
		515,553
INTERNET — 1.6%
Alibaba Group Holding Ltd. 3.40%, 12/6/2027	160,000	158,221
Amazon.com, Inc.:
3.85%, 3/13/2028	30,000	29,870
4.55%, 12/1/2027	206,000	207,555
Expedia Group, Inc. 4.63%, 8/1/2027	75,000	75,115
		470,761
INVESTMENT COMPANY SECURITIES — 1.3%
FS KKR Capital Corp. 2.63%, 1/15/2027	404,000	396,243
IRON/STEEL — 2.1%
ArcelorMittal SA 6.55%, 11/29/2027	605,000	621,940
Security Description	Principal Amount	Value
LODGING — 3.3%
Hyatt Hotels Corp. 5.75%, 1/30/2027	$205,000	$206,583
Las Vegas Sands Corp. 5.90%, 6/1/2027	550,000	556,633
Sands China Ltd. 2.30%, 3/8/2027	224,000	220,174
		983,390
MACHINERY-DIVERSIFIED — 1.1%
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	209,000	207,190
Ingersoll Rand, Inc. 5.20%, 6/15/2027	110,000	110,881
		318,071
MEDIA — 1.9%
FactSet Research Systems, Inc. 2.90%, 3/1/2027	45,000	44,488
Paramount Global 2.90%, 1/15/2027	535,000	527,157
		571,645
MINING — 1.3%
Freeport-McMoRan, Inc. 5.00%, 9/1/2027	115,000	115,022
Glencore Funding LLC 4.00%, 3/27/2027 (a)	265,000	264,358
Yamana Gold, Inc. 4.63%, 12/15/2027	20,000	19,963
		399,343
MISCELLANEOUS MANUFACTURER — 0.4%
Textron, Inc. 3.65%, 3/15/2027	115,000	114,481
OIL & GAS — 3.6%
BP Capital Markets America, Inc.:
3.59%, 4/14/2027	40,000	39,851
5.02%, 11/17/2027	225,000	227,457
BP Capital Markets PLC 3.28%, 9/19/2027	118,000	116,972
Canadian Natural Resources Ltd. 3.85%, 6/1/2027	54,000	53,787
Coterra Energy, Inc. 3.90%, 5/15/2027	240,000	239,261
Diamondback Energy, Inc. 5.20%, 4/18/2027	335,000	337,801
Phillips 66 Co. 4.95%, 12/1/2027	75,000	75,600
		1,090,729
OIL & GAS SERVICES — 0.2%
Schlumberger Holdings Corp. 5.00%, 5/29/2027 (a)	75,000	75,569
PACKAGING & CONTAINERS — 1.4%
Berry Global, Inc. 1.65%, 1/15/2027	315,000	309,604
See accompanying notes to Schedule of Investments.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Sonoco Products Co. 2.25%, 2/1/2027	$100,000	$98,552
		408,156
PHARMACEUTICALS — 4.8%
AbbVie, Inc. 4.80%, 3/15/2027	225,000	226,310
Bayer Corp. 6.65%, 2/15/2028 (a)	500,000	516,290
Becton Dickinson & Co. 3.70%, 6/6/2027	100,000	99,414
Cencora, Inc. 3.45%, 12/15/2027	60,000	59,179
CVS Health Corp. 6.25%, 6/1/2027	195,000	198,699
Mylan, Inc. 4.55%, 4/15/2028	200,000	199,056
Viatris, Inc. 2.30%, 6/22/2027	160,000	156,093
		1,455,041
PIPELINES — 3.5%
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	40,000	40,172
Energy Transfer LP 5.50%, 6/1/2027	300,000	302,709
Enterprise Products Operating LLC 4.60%, 1/11/2027	230,000	230,529
Northwest Pipeline LLC 4.00%, 4/1/2027	55,000	54,909
ONEOK, Inc.:
4.00%, 7/13/2027	33,000	32,876
4.25%, 9/24/2027 (b)	140,000	139,696
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	150,000	150,255
Targa Resources Corp. 5.20%, 7/1/2027	93,000	93,746
		1,044,892
REAL ESTATE INVESTMENT TRUSTS — 7.0%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2027	206,000	205,398
Brixmor Operating Partnership LP 3.90%, 3/15/2027	35,000	34,896
DOC Dr. LLC 4.30%, 3/15/2027	56,000	55,959
Extra Space Storage LP 3.88%, 12/15/2027	110,000	109,121
Healthpeak OP LLC 1.35%, 2/1/2027	51,000	49,974
Highwoods Realty LP 3.88%, 3/1/2027	91,000	90,729
Kimco Realty OP LLC 3.80%, 4/1/2027	100,000	99,696
Security Description	Principal Amount	Value
NNN REIT, Inc. 3.50%, 10/15/2027	$128,000	$126,445
SBA Communications Corp. 3.88%, 2/15/2027	1,000,000	992,370
Tanger Properties LP 3.88%, 7/15/2027	95,000	94,304
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/1/2026 (a)	250,000	249,550
		2,108,442
RETAIL — 0.7%
AutoNation, Inc. 3.80%, 11/15/2027	135,000	133,553
Lowe's Cos., Inc. 3.35%, 4/1/2027	70,000	69,554
		203,107
SEMICONDUCTORS — 1.5%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	60,000	60,162
Broadcom, Inc. 5.05%, 7/12/2027	94,000	94,918
Intel Corp. 3.75%, 8/5/2027	290,000	288,211
		443,291
SHIPBUILDING — 0.4%
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027 (b)	120,000	118,259
SOFTWARE — 2.3%
Fiserv, Inc. 5.15%, 3/15/2027	40,000	40,212
Oracle Corp. 3.25%, 11/15/2027	280,000	274,658
Synopsys, Inc. 4.55%, 4/1/2027	191,000	191,558
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	197,000	195,995
		702,423
TELECOMMUNICATIONS — 1.9%
AT&T, Inc. 2.30%, 6/1/2027	100,000	98,156
T-Mobile USA, Inc. 3.75%, 4/15/2027	460,000	458,197
		556,353
TRANSPORTATION — 1.1%
Norfolk Southern Corp.:
3.15%, 6/1/2027	60,000	59,353
7.80%, 5/15/2027	140,000	144,650
United Parcel Service, Inc. 3.05%, 11/15/2027	125,000	123,171
		327,174
See accompanying notes to Schedule of Investments.

STATE STREET MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.7%
GATX Corp. 3.85%, 3/30/2027	$7,000	$6,970
SMBC Aviation Capital Finance DAC 1.90%, 10/15/2026 (a)	200,000	198,114
		205,084
TOTAL CORPORATE BONDS & NOTES (Cost $29,295,612)		29,293,247

	Shares
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.57% (d) (e)	388,949	388,949
State Street Navigator Securities Lending Portfolio II (f) (g)	460,315	460,315
TOTAL SHORT-TERM INVESTMENTS (Cost $849,264)		849,264
TOTAL INVESTMENTS — 100.5% (Cost $30,144,876)		30,142,511
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(138,532)
NET ASSETS — 100.0%		$30,003,979

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 6.6% of net assets as of May 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	All or a portion of the shares of the security are on loan at May 31, 2026.
(c)
Variable Rate Security - Interest rate shown is rate in effect at May 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$29,293,247	$—	$29,293,247
Short-Term Investments	849,264	—	—	849,264
TOTAL INVESTMENTS	$849,264	$29,293,247	$—	$30,142,511
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	108,176	$108,176	$2,788,230	$2,507,457	$—	$—	388,949	$388,949	$6,372
State Street Navigator Securities Lending Portfolio II	715,235	715,235	10,688,550	10,943,470	—	—	460,315	460,315	910
Total		$823,411	$13,476,780	$13,450,927	$—	$—		$849,264	$7,282
See accompanying notes to Schedule of Investments.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
AEROSPACE & DEFENSE — 5.4%
Boeing Co.:
3.25%, 2/1/2028	$5,643,000	$5,535,670
3.25%, 3/1/2028	827,000	810,121
3.45%, 11/1/2028	4,175,000	4,072,128
Honeywell Aerospace, Inc.:
3.90%, 3/16/2028 (a)	2,598,000	2,577,424
4.00%, 3/16/2029 (a)	235,000	232,267
Howmet Aerospace, Inc. 6.75%, 1/15/2028	3,562,000	3,693,260
L3Harris Technologies, Inc. 4.40%, 6/15/2028	11,622,000	11,605,660
Lockheed Martin Corp. 4.15%, 8/15/2028	257,000	256,514
Northrop Grumman Corp. 3.25%, 1/15/2028	365,000	358,937
RTX Corp.:
4.13%, 11/16/2028	533,000	529,610
6.70%, 8/1/2028	760,000	795,515
		30,467,106
AGRICULTURE — 5.4%
Altria Group, Inc. 6.20%, 11/1/2028	588,000	610,203
BAT Capital Corp. 2.26%, 3/25/2028	7,305,000	7,028,433
BAT International Finance PLC 4.45%, 3/16/2028	4,806,000	4,807,105
Bunge Ltd. Finance Corp. 4.10%, 1/7/2028	4,688,000	4,667,607
Imperial Brands Finance PLC 4.50%, 6/30/2028 (a)	1,430,000	1,428,556
Philip Morris International, Inc.:
3.13%, 3/2/2028	2,629,000	2,575,316
3.88%, 10/27/2028	1,919,000	1,898,659
4.13%, 4/28/2028	2,843,000	2,830,036
4.88%, 2/15/2028	2,219,000	2,238,194
5.25%, 9/7/2028	2,316,000	2,359,633
		30,443,742
AIRLINES — 0.8%
Delta Air Lines, Inc.:
4.38%, 4/19/2028 (b)	3,851,000	3,835,288
4.95%, 7/10/2028	500,000	502,705
		4,337,993
AUTO MANUFACTURERS — 3.4%
Ford Motor Co. 6.63%, 10/1/2028	232,000	240,373
Ford Motor Credit Co. LLC:
2.90%, 2/16/2028	610,000	589,486
6.80%, 5/12/2028	344,000	354,626
General Motors Co. 5.35%, 4/15/2028	2,171,000	2,200,070
Security Description	Principal Amount	Value
General Motors Financial Co., Inc.:
2.40%, 4/10/2028	$3,432,000	$3,302,305
5.05%, 4/4/2028	1,955,000	1,971,305
5.80%, 6/23/2028	5,818,000	5,946,752
6.00%, 1/9/2028	115,000	117,455
Stellantis Finance U.S., Inc. 5.35%, 3/17/2028 (a)	200,000	201,078
Stellantis Financial Services U.S. Corp. 5.40%, 6/15/2029 (a) (c)	2,625,000	2,630,906
Toyota Motor Corp.:
3.67%, 7/20/2028	80,000	79,161
5.12%, 7/13/2028	1,023,000	1,040,309
Toyota Motor Credit Corp. Series MTN, 5.25%, 9/11/2028	428,000	436,701
		19,110,527
BANKS — 15.3%
Banco Santander SA:
3.80%, 2/23/2028	2,648,000	2,616,939
4.38%, 4/12/2028	3,713,000	3,701,601
4.60%, 4/15/2029	2,315,000	2,307,198
5.59%, 8/8/2028	3,389,000	3,463,761
6.61%, 11/7/2028	1,990,000	2,083,112
Bank of America Corp. SOFR + 1.63%, 5.20%, 4/25/2029 (d)	8,877,000	8,985,122
Bank of Montreal:
5.20%, 2/1/2028	671,000	679,884
5.72%, 9/25/2028	1,881,000	1,931,731
Bank of New York Mellon Corp. Series MTN, 3.00%, 10/30/2028	1,517,000	1,467,697
Bank of Nova Scotia 5.25%, 6/12/2028	123,000	125,267
Barclays PLC:
4.34%, 1/10/2028 (b)	1,243,000	1,240,613
4.84%, 5/9/2028	2,755,000	2,759,463
Canadian Imperial Bank of Commerce:
5.00%, 4/28/2028 (b)	981,000	992,174
5.99%, 10/3/2028	90,000	92,914
Depository Trust Co. 4.30%, 3/27/2029 (a)	1,015,000	1,011,265
Deutsche Bank AG SOFR + 1.59%, 5.71%, 2/8/2028 (d)	1,227,000	1,236,951
Fifth Third Bancorp 3.95%, 3/14/2028	4,091,000	4,057,577
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (d)	1,309,000	1,299,379
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (d)	2,601,000	2,577,331
See accompanying notes to Schedule of Investments.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
KeyCorp Series MTN, 4.10%, 4/30/2028	$1,733,000	$1,721,389
Lloyds Banking Group PLC:
4.38%, 3/22/2028	2,203,000	2,200,995
4.55%, 8/16/2028	3,761,000	3,767,055
M&T Bank Corp. SOFR + 1.78%, 4.55%, 8/16/2028 (d)	1,940,000	1,940,446
Mitsubishi UFJ Financial Group, Inc. 3.96%, 3/2/2028 (b)	2,028,000	2,016,156
Morgan Stanley:
3.59%, 7/22/2028 (d)	145,000	143,569
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (d)	816,000	824,446
Morgan Stanley Private Bank NA SOFR + 0.77%, 4.47%, 7/6/2028 (d)	2,500,000	2,501,350
PNC Bank NA:
3.25%, 1/22/2028 (b)	1,323,000	1,303,592
4.05%, 7/26/2028	4,201,000	4,161,637
Regions Financial Corp. 1.80%, 8/12/2028	766,000	721,917
Royal Bank of Canada:
Series GMTN, 4.90%, 1/12/2028	1,908,000	1,927,175
Series GMTN, 5.20%, 8/1/2028	2,340,000	2,383,103
Sumitomo Mitsui Financial Group, Inc.:
1.90%, 9/17/2028	3,015,000	2,845,768
4.31%, 10/16/2028 (b)	815,000	812,628
5.52%, 1/13/2028	1,380,000	1,404,247
5.72%, 9/14/2028	2,864,000	2,935,944
5.80%, 7/13/2028	125,000	128,256
Toronto-Dominion Bank:
4.11%, 10/13/2028 (b)	3,292,000	3,266,191
4.86%, 1/31/2028	150,000	151,024
5.16%, 1/10/2028	130,000	131,541
Series MTN, 5.52%, 7/17/2028	618,000	631,992
U.S. Bancorp Series MTN, 3.90%, 4/26/2028	3,440,000	3,417,330
UBS AG 5.65%, 9/11/2028	474,000	487,381
Wells Fargo & Co. Series MTN, 4.15%, 1/24/2029	1,297,000	1,287,869
Westpac Banking Corp. 3.40%, 1/25/2028	31,000	30,622
		85,773,602
Security Description	Principal Amount	Value
BEVERAGES — 1.8%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/2029	$250,000	$252,060
Constellation Brands, Inc. 4.65%, 11/15/2028	415,000	416,075
Keurig Dr. Pepper, Inc.:
4.35%, 5/15/2028	3,237,000	3,227,969
4.60%, 5/25/2028	397,000	397,333
Maple Parent Holdings Corp. 4.75%, 3/26/2029 (a)	5,610,000	5,604,446
		9,897,883
BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
1.65%, 8/15/2028	2,402,000	2,264,918
5.15%, 3/2/2028	2,123,000	2,149,559
		4,414,477
CHEMICALS — 1.6%
Eastman Chemical Co. 4.50%, 12/1/2028	3,912,000	3,902,689
Ecolab, Inc. 4.30%, 6/15/2028	1,566,000	1,566,219
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	446,000	445,550
Sherwin-Williams Co.:
4.30%, 8/15/2028	2,839,000	2,827,275
4.55%, 3/1/2028	400,000	400,740
		9,142,473
COMMERCIAL SERVICES — 0.1%
Global Payments, Inc. 4.50%, 11/15/2028	55,000	54,549
Mobility Global, Inc. 5.05%, 6/15/2029 (a)	630,000	633,011
PayPal Holdings, Inc. 4.45%, 3/6/2028	50,000	50,043
		737,603
COMPUTERS — 0.8%
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	750,000	714,180
International Business Machines Corp. 4.50%, 2/6/2028	3,722,000	3,733,203
		4,447,383
COSMETICS/PERSONAL CARE — 0.6%
Kenvue, Inc. 5.05%, 3/22/2028	3,127,000	3,164,837
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 5.75%, 6/15/2028	719,000	731,482
See accompanying notes to Schedule of Investments.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	$2,440,000	$2,350,355
3.88%, 1/23/2028	1,187,000	1,174,002
5.75%, 6/6/2028	135,000	137,951
Aircastle Ltd. 6.50%, 7/18/2028 (a)	590,000	609,210
Ally Financial, Inc. 2.20%, 11/2/2028	1,073,000	1,013,620
Jefferies Financial Group, Inc. 5.88%, 7/21/2028	3,347,000	3,424,952
Stellantis Financial Services U.S. Corp. 4.95%, 9/15/2028 (a)	1,830,000	1,822,625
Sumisho Air Lease Corp.:
2.10%, 9/1/2028	170,000	160,558
4.40%, 3/24/2028 (a)	1,780,000	1,771,937
4.50%, 3/24/2029 (a)	330,000	327,914
4.63%, 10/1/2028	2,112,000	2,105,305
		14,898,429
ELECTRIC — 7.8%
AEP Texas, Inc. 3.95%, 6/1/2028	150,000	148,455
Ameren Corp. 1.75%, 3/15/2028	146,000	139,217
Ameren Illinois Co. 3.80%, 5/15/2028	336,000	332,882
American Electric Power Co., Inc. Series J, 4.30%, 12/1/2028	2,182,000	2,177,003
Atlantic City Electric Co. 4.00%, 10/15/2028	100,000	99,200
Berkshire Hathaway Energy Co. 3.25%, 4/15/2028	191,000	187,545
CenterPoint Energy Houston Electric LLC 5.20%, 10/1/2028	107,000	108,991
Commonwealth Edison Co. 3.70%, 8/15/2028	565,000	557,740
Constellation Energy Generation LLC 5.60%, 3/1/2028 (b)	1,943,000	1,978,557
Consumers Energy Co. 4.65%, 3/1/2028	200,000	201,164
Dominion Energy, Inc.:
4.25%, 6/1/2028	164,000	163,421
4.60%, 5/15/2028	510,000	511,229
Duke Energy Carolinas LLC:
3.95%, 11/15/2028	530,000	525,368
Series A, 6.00%, 12/1/2028	1,032,000	1,068,997
Duke Energy Corp. 4.30%, 3/15/2028	2,181,000	2,177,663
Duke Energy Progress LLC 3.70%, 9/1/2028	386,000	381,032
Security Description	Principal Amount	Value
Edison International 5.00%, 5/5/2028	$500,000	$501,055
Emera U.S. Finance LLC 4.50%, 4/1/2029	1,050,000	1,045,139
Entergy Louisiana LLC 3.25%, 4/1/2028	80,000	78,603
Entergy Mississippi LLC 2.85%, 6/1/2028	988,000	959,961
Evergy Kansas Central, Inc. 4.70%, 3/13/2028	263,000	264,015
Exelon Corp. 5.15%, 3/15/2028	751,000	759,712
Florida Power & Light Co. 5.05%, 4/1/2028	36,000	36,523
Georgia Power Co.:
4.00%, 10/1/2028	796,000	790,539
4.65%, 5/16/2028	482,000	484,781
Interstate Power & Light Co. 4.10%, 9/26/2028	256,000	253,885
National Grid PLC 5.60%, 6/12/2028	775,000	791,004
National Rural Utilities Cooperative Finance Corp.:
3.40%, 2/7/2028	470,000	462,856
3.90%, 11/1/2028	281,000	277,344
Series D, 4.15%, 8/25/2028	1,210,000	1,202,752
4.75%, 2/7/2028	300,000	301,728
Series MTN, 5.05%, 9/15/2028 (b)	809,000	819,760
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	1,947,000	1,851,986
4.85%, 2/4/2028	175,000	176,514
Oncor Electric Delivery Co. LLC 4.30%, 5/15/2028	125,000	124,915
Pacific Gas & Electric Co.:
3.00%, 6/15/2028	1,416,000	1,372,217
3.75%, 7/1/2028	3,583,000	3,518,291
4.65%, 8/1/2028	1,886,000	1,883,511
5.00%, 6/4/2028	796,000	801,532
Pinnacle West Capital Corp. 4.90%, 5/15/2028	1,185,000	1,191,861
Public Service Electric & Gas Co. Series MTN, 3.65%, 9/1/2028	108,000	106,384
Public Service Enterprise Group, Inc. 5.88%, 10/15/2028	981,000	1,008,654
San Diego Gas & Electric Co. 4.95%, 8/15/2028	840,000	848,694
Sempra 3.40%, 2/1/2028	4,273,000	4,195,445
Southern California Edison Co. 5.30%, 3/1/2028	1,090,000	1,101,881
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	535,000	511,203
See accompanying notes to Schedule of Investments.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 6/15/2028	$1,391,000	$1,401,530
Virginia Electric & Power Co. Series A, 3.80%, 4/1/2028	2,913,000	2,884,715
Vistra Operations Co. LLC:
4.30%, 10/15/2028 (a)	250,000	247,093
4.55%, 10/30/2028 (a)	500,000	497,765
WEC Energy Group, Inc. 2.20%, 12/15/2028	500,000	473,395
		43,985,707
ELECTRONICS — 0.5%
Hubbell, Inc. 3.50%, 2/15/2028	96,000	94,463
Vontier Corp. 2.40%, 4/1/2028	3,101,000	2,975,596
		3,070,059
ENGINEERING & CONSTRUCTION — 0.5%
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	2,500,000	2,583,375
ENVIRONMENTAL CONTROL — 0.5%
Republic Services, Inc. 3.95%, 5/15/2028	2,631,000	2,617,161
FOOD — 0.5%
Conagra Brands, Inc. 7.00%, 10/1/2028 (b)	1,156,000	1,211,245
J.M. Smucker Co. 5.90%, 11/15/2028	1,635,000	1,687,418
		2,898,663
GAS — 0.8%
CenterPoint Energy Resources Corp. 5.25%, 3/1/2028	2,126,000	2,159,357
NiSource, Inc. 5.25%, 3/30/2028	2,066,000	2,094,635
Southwest Gas Corp. 5.45%, 3/23/2028	466,000	473,060
		4,727,052
HEALTH CARE PRODUCTS — 1.2%
Baxter International, Inc. 4.45%, 2/15/2029	740,000	731,534
Boston Scientific Corp. 4.00%, 3/1/2028	1,765,000	1,759,140
Edwards Lifesciences Corp. 4.30%, 6/15/2028	156,000	155,560
Revvity, Inc. 1.90%, 9/15/2028	761,000	716,116
Stryker Corp.:
3.65%, 3/7/2028	383,000	378,389
4.70%, 2/10/2028	886,000	890,971
4.85%, 12/8/2028	1,607,000	1,624,838
Zimmer Biomet Holdings, Inc. 5.35%, 12/1/2028	500,000	510,140
		6,766,688
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 4.0%
Centene Corp. 2.45%, 7/15/2028	$6,330,000	$6,005,398
Cigna Group 4.38%, 10/15/2028	2,174,000	2,171,087
HCA, Inc.:
5.00%, 3/1/2028	1,065,000	1,074,180
5.20%, 6/1/2028	2,986,000	3,025,176
5.63%, 9/1/2028	8,245,000	8,396,625
Toledo Hospital Series B, 5.33%, 11/15/2028	90,000	90,408
UnitedHealth Group, Inc. 3.88%, 12/15/2028	1,730,000	1,709,482
		22,472,356
HOME BUILDERS — 0.6%
Toll Brothers Finance Corp. 4.35%, 2/15/2028	3,617,000	3,602,641
HOUSEHOLD PRODUCTS — 0.0% *
Procter & Gamble Co. 3.95%, 1/26/2028	80,000	79,902
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 4.88%, 12/6/2028	1,148,000	1,156,782
INSURANCE — 0.7%
Athene Holding Ltd. 4.13%, 1/12/2028	1,692,000	1,678,261
Brown & Brown, Inc. 4.70%, 6/23/2028	400,000	400,768
Lincoln Financial Global Funding 4.63%, 5/28/2028 (a)	75,000	75,035
Lincoln National Corp. 3.80%, 3/1/2028	1,845,000	1,822,380
		3,976,444
INTERNET — 1.0%
Airbnb, Inc. 4.40%, 3/16/2029	245,000	244,537
Amazon.com, Inc.:
1.65%, 5/12/2028 (b)	310,000	295,954
3.85%, 3/13/2028	160,000	159,309
3.90%, 11/20/2028	640,000	635,424
4.00%, 3/13/2029	335,000	332,561
Expedia Group, Inc. 3.80%, 2/15/2028	4,146,000	4,098,404
		5,766,189
INVESTMENT COMPANY SECURITIES — 0.9%
ARES Capital Corp. 2.88%, 6/15/2028	472,000	452,440
Goldman Sachs Private Credit Corp. 5.38%, 1/31/2029	150,000	149,120
Golub Capital BDC, Inc. 7.05%, 12/5/2028	500,000	514,180
Main Street Capital Corp. 5.40%, 8/15/2028	3,700,000	3,687,531
See accompanying notes to Schedule of Investments.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028	$248,000	$255,812
		5,059,083
IRON/STEEL — 0.2%
ArcelorMittal SA 6.55%, 11/29/2027	800,000	822,400
Nucor Corp. 3.95%, 5/1/2028	150,000	148,966
		971,366
IT SERVICES — 0.9%
Hewlett Packard Enterprise Co. 4.15%, 9/15/2028	398,000	394,892
International Business Machines Corp. 4.65%, 2/10/2028	4,533,000	4,557,886
		4,952,778
LEISURE TIME — 1.6%
Royal Caribbean Cruises Ltd. 3.70%, 3/15/2028	8,974,000	8,845,313
LODGING — 4.4%
Hyatt Hotels Corp. 4.38%, 9/15/2028	2,134,000	2,122,754
Las Vegas Sands Corp. 5.63%, 6/15/2028	11,077,000	11,234,072
Marriott International, Inc.:
Series X, 4.00%, 4/15/2028	2,694,000	2,677,567
5.55%, 10/15/2028	2,403,000	2,460,263
Sands China Ltd. 5.40%, 8/8/2028	6,230,000	6,304,012
		24,798,668
MACHINERY-DIVERSIFIED — 0.6%
CNH Industrial Capital LLC 4.55%, 4/10/2028	1,223,000	1,221,887
Ingersoll Rand, Inc. 5.40%, 8/14/2028	1,312,000	1,336,600
Otis Worldwide Corp. 5.25%, 8/16/2028	679,000	690,957
		3,249,444
MEDIA — 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 2/15/2028	6,325,000	6,217,285
4.20%, 3/15/2028	6,067,000	6,001,537
5.05%, 3/30/2029	500,000	499,910
Comcast Corp.:
3.15%, 2/15/2028 (b)	403,000	395,662
3.55%, 5/1/2028	273,000	269,235
Discovery Communications LLC 3.95%, 3/20/2028	156,000	152,798
		13,536,427
Security Description	Principal Amount	Value
MINING — 0.5%
Glencore Funding LLC 6.13%, 10/6/2028 (a)	$2,083,000	$2,149,427
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	378,000	399,157
Rio Tinto Finance USA PLC 4.50%, 3/14/2028 (b)	120,000	120,547
		2,669,131
MISCELLANEOUS MANUFACTURER — 0.1%
Eaton Corp. 4.35%, 5/18/2028	796,000	797,210
OIL & GAS — 2.1%
BP Capital Markets America, Inc.:
3.94%, 9/21/2028	1,297,000	1,285,236
4.23%, 11/6/2028	4,557,000	4,541,780
BP Capital Markets PLC 3.72%, 11/28/2028	100,000	98,437
Devon Energy Corp. 5.88%, 6/15/2028	536,000	536,182
EOG Resources, Inc. 4.40%, 7/15/2028	144,000	144,082
Marathon Petroleum Corp. 3.80%, 4/1/2028	728,000	718,936
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	995,000	989,478
Phillips 66 Co.:
3.75%, 3/1/2028	105,000	103,713
3.90%, 3/15/2028	1,497,000	1,483,347
Shell Finance U.S., Inc. 3.88%, 11/13/2028 (a)	482,000	478,053
Shell International Finance BV 3.88%, 11/13/2028 (b)	12,000	11,935
TotalEnergies Capital SA 3.88%, 10/11/2028	1,102,000	1,094,341
		11,485,520
OIL & GAS SERVICES — 0.1%
Schlumberger Holdings Corp. 4.50%, 5/15/2028 (a)	653,000	654,580
PACKAGING & CONTAINERS — 0.6%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	566,000	565,796
Berry Global, Inc. 5.50%, 4/15/2028	1,360,500	1,383,302
WRKCo, Inc.:
3.90%, 6/1/2028	1,002,000	990,307
4.00%, 3/15/2028	290,000	287,810
		3,227,215
PHARMACEUTICALS — 6.2%
AbbVie, Inc.:
3.78%, 3/3/2028	110,000	109,124
4.65%, 3/15/2028	5,113,000	5,148,638
Bayer Corp. 6.65%, 2/15/2028 (a)	700,000	722,806
See accompanying notes to Schedule of Investments.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Bayer U.S. Finance II LLC 4.38%, 12/15/2028 (a)	$3,730,000	$3,695,870
Bayer U.S. Finance LLC 6.25%, 1/21/2029 (a)	200,000	207,138
Becton Dickinson & Co. 4.69%, 2/13/2028	1,241,000	1,246,721
CVS Health Corp. 4.30%, 3/25/2028	10,810,000	10,775,732
Eli Lilly & Co. 4.00%, 10/15/2028	770,000	767,575
McKesson Corp.:
3.95%, 2/16/2028	397,000	394,412
4.90%, 7/15/2028	370,000	374,684
Merck & Co., Inc. 1.90%, 12/10/2028	210,000	198,465
Mylan, Inc. 4.55%, 4/15/2028	5,075,000	5,051,046
Novartis Capital Corp.:
3.90%, 11/5/2028	481,000	477,696
4.10%, 3/16/2029	80,000	79,549
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2028	818,000	820,519
Pfizer, Inc. 3.60%, 9/15/2028	1,332,000	1,315,124
Takeda Pharmaceutical Co. Ltd. 5.00%, 11/26/2028	2,645,000	2,672,772
Zoetis, Inc. 4.15%, 8/17/2028	600,000	596,580
		34,654,451
PIPELINES — 3.1%
Enbridge, Inc.:
4.20%, 11/20/2028	1,465,000	1,455,243
6.00%, 11/15/2028	52,000	53,774
Energy Transfer LP:
4.95%, 5/15/2028	3,668,000	3,698,811
4.95%, 6/15/2028	2,328,000	2,346,089
6.10%, 12/1/2028	2,712,000	2,807,815
Enterprise Products Operating LLC 4.15%, 10/16/2028	1,280,000	1,276,160
ONEOK, Inc.:
4.55%, 7/15/2028	2,047,000	2,047,921
5.65%, 11/1/2028	2,347,000	2,401,263
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	200,000	199,194
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00%, 1/15/2028 (b)	518,000	518,088
TransCanada PipeLines Ltd. 4.25%, 5/15/2028	315,000	313,664
Williams Cos., Inc. 5.30%, 8/15/2028 (b)	328,000	333,858
		17,451,880
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 3.3%
Agree LP 2.00%, 6/15/2028	$229,000	$217,926
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2028	1,175,000	1,163,826
American Homes 4 Rent LP 4.25%, 2/15/2028	331,000	329,080
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	160,000	150,574
Series MTN, 3.20%, 1/15/2028	245,000	240,666
Crown Castle, Inc. 4.80%, 9/1/2028	400,000	402,096
Digital Realty Trust LP 4.45%, 7/15/2028	551,000	550,306
DOC Dr. LLC 3.95%, 1/15/2028	440,000	435,952
ERP Operating LP:
3.50%, 3/1/2028	63,000	62,052
4.15%, 12/1/2028	200,000	198,782
Extra Space Storage LP 5.70%, 4/1/2028	1,195,000	1,218,649
Federal Realty OP LP 5.38%, 5/1/2028	953,000	967,104
GLP Capital LP/GLP Financing II, Inc. 5.75%, 6/1/2028	410,000	415,777
Highwoods Realty LP 4.13%, 3/15/2028	4,500,000	4,441,860
Host Hotels & Resorts LP 4.25%, 12/15/2028	59,000	58,470
Kilroy Realty LP 4.75%, 12/15/2028	1,170,000	1,159,306
Prologis LP 4.00%, 9/15/2028	484,000	480,022
Realty Income Corp.:
2.20%, 6/15/2028	730,000	699,902
3.40%, 1/15/2028	50,000	49,259
4.70%, 12/15/2028	75,000	75,401
Simon Property Group LP 1.75%, 2/1/2028	70,000	67,165
UDR, Inc. Series GMTN, 3.50%, 1/15/2028 (b)	415,000	408,642
VICI Properties LP 4.75%, 2/15/2028	4,166,000	4,173,249
Welltower OP LLC 4.25%, 4/15/2028	508,000	507,243
		18,473,309
RETAIL — 1.7%
AutoNation, Inc.:
1.95%, 8/1/2028	2,737,000	2,582,797
3.80%, 11/15/2027	53,000	52,432
AutoZone, Inc.:
4.50%, 2/1/2028	843,000	844,189
See accompanying notes to Schedule of Investments.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 11/1/2028	$250,000	$259,580
Dollar General Corp. 5.20%, 7/5/2028	485,000	490,859
Home Depot, Inc.:
0.90%, 3/15/2028	229,000	216,513
1.50%, 9/15/2028	200,000	188,618
Lowe's Cos., Inc.:
4.00%, 10/15/2028	415,000	410,991
6.88%, 2/15/2028	298,000	310,373
McDonald's Corp.:
Series MTN, 3.80%, 4/1/2028	460,000	456,288
4.80%, 8/14/2028	75,000	75,691
O'Reilly Automotive, Inc. 4.35%, 6/1/2028	3,594,000	3,591,304
Starbucks Corp.:
4.00%, 11/15/2028	200,000	198,020
4.50%, 5/15/2028	52,000	52,073
		9,729,728
SEMICONDUCTORS — 4.6%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	1,334,000	1,337,602
Analog Devices, Inc.:
1.70%, 10/1/2028	834,000	785,720
4.25%, 6/15/2028	366,000	365,744
Broadcom, Inc.:
1.95%, 2/15/2028	2,046,000	1,969,234
4.80%, 4/15/2028	4,503,000	4,544,608
Intel Corp.:
1.60%, 8/12/2028	3,054,000	2,874,272
4.88%, 2/10/2028	5,011,000	5,043,772
Marvell Technology, Inc.:
2.45%, 4/15/2028	4,544,000	4,381,461
4.88%, 6/22/2028	4,194,000	4,226,671
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 8/19/2028	200,000	199,214
TSMC Arizona Corp. 4.13%, 4/22/2029	200,000	199,066
		25,927,364
SHIPBUILDING — 0.8%
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	4,460,000	4,224,111
SOFTWARE — 4.4%
Fidelity National Information Services, Inc. 4.45%, 3/10/2028	1,300,000	1,296,451
Fiserv, Inc.:
5.38%, 8/21/2028	2,522,000	2,555,114
5.45%, 3/2/2028	1,629,000	1,649,688
Oracle Corp.:
4.50%, 5/6/2028	4,981,000	4,970,590
4.55%, 2/4/2029	775,000	767,351
4.80%, 8/3/2028	8,716,000	8,715,303
Security Description	Principal Amount	Value
ServiceNow, Inc. 4.25%, 5/15/2028 (b)	$1,500,000	$1,499,880
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	2,449,000	2,468,224
VMware LLC 1.80%, 8/15/2028	500,000	472,730
		24,395,331
TELECOMMUNICATIONS — 2.4%
AT&T, Inc.:
1.65%, 2/1/2028	2,477,000	2,370,563
4.10%, 2/15/2028	1,047,000	1,042,739
British Telecommunications PLC 5.13%, 12/4/2028	329,000	332,839
T-Mobile USA, Inc.:
2.05%, 2/15/2028	2,899,000	2,790,172
4.80%, 7/15/2028	4,444,000	4,476,441
4.95%, 3/15/2028	1,072,000	1,082,548
Verizon Communications, Inc.:
2.10%, 3/22/2028	220,000	211,603
4.33%, 9/21/2028	1,080,000	1,080,108
		13,387,013
TRANSPORTATION — 0.5%
Canadian National Railway Co. 6.90%, 7/15/2028	341,000	358,623
Canadian Pacific Railway Co. 4.00%, 6/1/2028	1,960,000	1,945,182
Union Pacific Corp. 3.95%, 9/10/2028	417,000	414,156
		2,717,961
TOTAL CORPORATE BONDS & NOTES (Cost $554,024,579)		552,478,439

	Shares
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.57% (e) (f)	4,951,100	4,951,100
State Street Navigator Securities Lending Portfolio II (g) (h)	5,246,565	5,246,565
TOTAL SHORT-TERM INVESTMENTS (Cost $10,197,665)		10,197,665
TOTAL INVESTMENTS — 100.3% (Cost $564,222,244)		562,676,104
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,768,460)
NET ASSETS — 100.0%		$560,907,644

See accompanying notes to Schedule of Investments.

STATE STREET MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 4.9% of net assets as of May 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	All or a portion of the shares of the security are on loan at May 31, 2026.
(c)	When-issued security.
(d)
Variable Rate Security - Interest rate shown is rate in effect at May 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at May 31, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$552,478,439	$—	$552,478,439
Short-Term Investments	10,197,665	—	—	10,197,665
TOTAL INVESTMENTS	$10,197,665	$552,478,439	$—	$562,676,104
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	153,249	$153,249	$22,592,940	$17,795,089	$—	$—	4,951,100	$4,951,100	$19,912
State Street Navigator Securities Lending Portfolio II	1,175,930	1,175,930	37,925,750	33,855,115	—	—	5,246,565	5,246,565	10,577
Total		$1,329,179	$60,518,690	$51,650,204	$—	$—		$10,197,665	$30,489
See accompanying notes to Schedule of Investments.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
AEROSPACE & DEFENSE — 3.8%
Boeing Co. 6.30%, 5/1/2029	$523,000	$547,194
Honeywell Aerospace, Inc. 4.00%, 3/16/2029 (a)	45,000	44,476
Howmet Aerospace, Inc. 3.00%, 1/15/2029	330,000	318,150
L3Harris Technologies, Inc. 5.05%, 6/1/2029	390,000	395,382
		1,305,202
AGRICULTURE — 4.4%
BAT International Finance PLC 5.93%, 2/2/2029	306,000	316,380
Bunge Ltd. Finance Corp. 4.20%, 9/17/2029	325,000	321,438
Philip Morris International, Inc.:
3.38%, 8/15/2029	195,000	188,590
5.63%, 11/17/2029	665,000	687,477
		1,513,885
AUTO MANUFACTURERS — 3.2%
Ford Motor Credit Co. LLC 5.11%, 5/3/2029	225,000	224,343
General Motors Financial Co., Inc.:
4.90%, 10/6/2029	265,000	266,415
5.55%, 7/15/2029	220,000	225,214
Stellantis Financial Services U.S. Corp. 5.40%, 6/15/2029 (a) (b)	200,000	200,450
Toyota Motor Credit Corp. Series MTN, 4.45%, 6/29/2029 (c)	192,000	192,148
		1,108,570
AUTO PARTS & EQUIPMENT — 0.9%
BorgWarner, Inc. 4.95%, 8/15/2029	265,000	267,857
Lear Corp. 4.25%, 5/15/2029	50,000	49,393
		317,250
BANKS — 9.2%
Banco Santander SA 4.60%, 4/15/2029	430,000	428,551
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (d)	100,000	98,372
SOFR + 1.63%, 5.20%, 4/25/2029 (d)	70,000	70,853
Depository Trust Co. 4.30%, 3/27/2029 (a)	250,000	249,080
Deutsche Bank AG SOFR + 2.51%, 6.82%, 11/20/2029 (d)	150,000	157,137
Security Description	Principal Amount	Value
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (d)	$50,000	$49,301
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (d)	150,000	146,361
M&T Bank Corp. SOFR + 1.78%, 4.55%, 8/16/2028 (d)	200,000	200,046
Mitsubishi UFJ Financial Group, Inc. 3.20%, 7/18/2029	100,000	95,891
Morgan Stanley SOFR + 1.45%, 5.17%, 1/16/2030 (d)	75,000	75,886
Royal Bank of Canada Series GMTN, 4.95%, 2/1/2029	50,000	50,836
Sumitomo Mitsui Financial Group, Inc.:
3.04%, 7/16/2029	205,000	195,379
5.72%, 9/14/2028	200,000	205,024
Toronto-Dominion Bank 4.11%, 10/13/2028	100,000	99,216
U.S. Bancorp:
Series DMTN, 3.00%, 7/30/2029	215,000	205,061
SOFR + 2.02%, 5.78%, 6/12/2029 (d)	100,000	102,429
Wells Fargo & Co.:
Series MTN, 4.15%, 1/24/2029	380,000	377,325
SOFR + 1.50%, 5.20%, 1/23/2030 (d)	300,000	304,404
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (d)	75,000	76,452
		3,187,604
BEVERAGES — 2.6%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/2029	280,000	282,307
Coca-Cola Consolidated, Inc. 5.25%, 6/1/2029	50,000	50,985
Maple Parent Holdings Corp. 4.75%, 3/26/2029 (a)	374,000	373,630
PepsiCo, Inc. 2.63%, 7/29/2029	220,000	209,343
		916,265
BIOTECHNOLOGY — 1.5%
Amgen, Inc. 4.05%, 8/18/2029	230,000	227,233
Gilead Sciences, Inc. 4.80%, 11/15/2029 (c)	192,000	194,345
Royalty Pharma PLC 5.15%, 9/2/2029	105,000	106,516
		528,094
See accompanying notes to Schedule of Investments.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 1.5%
Air Products & Chemicals, Inc. 4.60%, 2/8/2029 (c)	$45,000	$45,264
Dow Chemical Co. 7.38%, 11/1/2029	24,000	25,937
Eastman Chemical Co. 5.00%, 8/1/2029	215,000	216,866
Nutrien Ltd. 4.20%, 4/1/2029	253,000	250,999
		539,066
COMMERCIAL SERVICES — 1.3%
Mobility Global, Inc. 5.05%, 6/15/2029 (a)	40,000	40,191
Verisk Analytics, Inc. 4.13%, 3/15/2029	404,000	399,318
		439,509
COMPUTERS — 0.5%
Apple, Inc. 2.20%, 9/11/2029	101,000	95,248
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	100,000	95,224
		190,472
CONSTRUCTION MATERIALS — 0.1%
Owens Corning 3.95%, 8/15/2029	50,000	49,138
DIVERSIFIED FINANCIAL SERVICES — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.63%, 9/10/2029	105,000	104,762
BlackRock Funding, Inc. 4.70%, 3/14/2029	50,000	50,579
Charles Schwab Corp. 4.00%, 2/1/2029	45,000	44,607
Sumisho Air Lease Corp. 4.50%, 3/24/2029 (a)	80,000	79,494
		279,442
ELECTRIC — 9.4%
AEP Texas, Inc. 5.45%, 5/15/2029	50,000	51,176
Ameren Corp. 5.00%, 1/15/2029	60,000	60,661
American Electric Power Co., Inc. 5.20%, 1/15/2029	312,000	317,323
CenterPoint Energy, Inc. 5.40%, 6/1/2029	185,000	189,240
Consumers Energy Co. 4.60%, 5/30/2029	125,000	125,685
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	100,000	96,571
5.10%, 3/1/2029 (c)	214,000	216,992
Duke Energy Corp. 4.85%, 1/5/2029	300,000	302,463
Security Description	Principal Amount	Value
Emera U.S. Finance LLC 4.50%, 4/1/2029	$150,000	$149,305
Entergy Texas, Inc. 4.00%, 3/30/2029	122,000	120,408
Exelon Corp. 5.15%, 3/15/2029	200,000	203,154
Georgia Power Co. Series B, 2.65%, 9/15/2029	50,000	47,252
Jersey Central Power & Light Co. 4.15%, 1/15/2029 (a)	75,000	74,138
Pacific Gas & Electric Co.:
4.20%, 3/1/2029 (c)	69,000	67,988
5.55%, 5/15/2029	235,000	240,358
PacifiCorp 5.10%, 2/15/2029	195,000	197,106
Public Service Enterprise Group, Inc. 5.20%, 4/1/2029	250,000	254,150
Southern California Edison Co.:
2.85%, 8/1/2029 (c)	49,000	46,230
5.15%, 6/1/2029	95,000	95,934
Southern Co. 5.50%, 3/15/2029	165,000	169,117
Vistra Operations Co. LLC 4.30%, 10/15/2028 (a)	250,000	247,092
		3,272,343
ELECTRONICS — 0.5%
Allegion PLC 3.50%, 10/1/2029	170,000	163,380
ENTERTAINMENT — 0.2%
Discovery Global Holdings, Inc. 4.05%, 3/15/2029	65,000	61,379
ENVIRONMENTAL CONTROL — 1.4%
Republic Services, Inc.:
4.88%, 4/1/2029	245,000	247,979
5.00%, 11/15/2029	225,000	228,884
		476,863
FOOD — 1.7%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 3.00%, 2/2/2029	235,000	225,431
Mars, Inc. 4.80%, 3/1/2030 (a)	100,000	100,675
Tyson Foods, Inc. 4.35%, 3/1/2029	250,000	248,810
		574,916
HEALTH CARE PRODUCTS — 2.7%
Baxter International, Inc. 4.45%, 2/15/2029	242,000	239,231
Boston Scientific Corp. 4.00%, 3/1/2029	225,000	222,955
GE HealthCare Technologies, Inc. 4.80%, 8/14/2029	215,000	216,284
See accompanying notes to Schedule of Investments.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Stryker Corp. 4.25%, 9/11/2029	$50,000	$49,669
Thermo Fisher Scientific, Inc. 5.00%, 1/31/2029 (c)	225,000	228,557
		956,696
HEALTH CARE SERVICES — 3.8%
Centene Corp.:
2.45%, 7/15/2028	600,000	569,232
4.63%, 12/15/2029	113,000	110,012
HCA, Inc.:
3.38%, 3/15/2029	190,000	184,000
4.13%, 6/15/2029	425,000	418,808
UnitedHealth Group, Inc. 4.70%, 4/15/2029	50,000	50,437
		1,332,489
HOME BUILDERS — 1.5%
Toll Brothers Finance Corp. 3.80%, 11/1/2029	540,000	525,820
INSURANCE — 2.6%
Allstate Corp. 5.05%, 6/24/2029	100,000	101,551
Aon North America, Inc. 5.15%, 3/1/2029	125,000	126,947
Arthur J Gallagher & Co. 4.85%, 12/15/2029	242,000	244,088
Corebridge Financial, Inc. 3.85%, 4/5/2029	70,000	68,398
Hartford Insurance Group, Inc. 2.80%, 8/19/2029	50,000	47,371
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	145,000	144,780
Principal Financial Group, Inc. 3.70%, 5/15/2029	180,000	175,919
		909,054
INTERNET — 1.0%
Airbnb, Inc. 4.40%, 3/16/2029	60,000	59,887
Alphabet, Inc. 4.00%, 5/15/2030	85,000	84,023
Amazon.com, Inc.:
3.45%, 4/13/2029	130,000	127,349
4.00%, 3/13/2029	65,000	64,527
		335,786
INVESTMENT COMPANY SECURITIES — 1.7%
ARES Capital Corp. 5.95%, 7/15/2029	220,000	222,730
FS KKR Capital Corp. 6.88%, 8/15/2029	125,000	125,417
Goldman Sachs Private Credit Corp. 5.38%, 1/31/2029	75,000	74,560
Security Description	Principal Amount	Value
Main Street Capital Corp. 6.95%, 3/1/2029 (c)	$150,000	$154,527
		577,234
IRON/STEEL — 0.5%
ArcelorMittal SA 4.25%, 7/16/2029	175,000	173,544
IT SERVICES — 1.0%
Accenture Capital, Inc. 4.05%, 10/4/2029	75,000	74,142
IBM International Capital Pte. Ltd. 4.60%, 2/5/2029	265,000	265,750
		339,892
LODGING — 1.6%
Las Vegas Sands Corp.:
3.90%, 8/8/2029	204,000	197,235
6.00%, 8/15/2029	199,000	204,550
Sands China Ltd. 2.85%, 3/8/2029	150,000	142,577
		544,362
MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar, Inc. 2.60%, 9/19/2029	63,000	59,643
MACHINERY-DIVERSIFIED — 2.2%
CNH Industrial Capital LLC 5.10%, 4/20/2029	115,000	116,308
Dover Corp. 2.95%, 11/4/2029	300,000	284,958
Ingersoll Rand, Inc. 5.18%, 6/15/2029	172,000	175,430
John Deere Capital Corp. Series MTN, 4.85%, 6/11/2029	191,000	193,897
		770,593
MEDIA — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 1/15/2029	305,000	284,702
MINING — 1.3%
Freeport-McMoRan, Inc. 5.25%, 9/1/2029	50,000	50,457
Glencore Funding LLC:
5.37%, 4/4/2029 (a)	180,000	183,371
6.13%, 10/6/2028 (a)	200,000	206,378
		440,206
OIL & GAS — 2.7%
BP Capital Markets America, Inc.:
4.70%, 4/10/2029	50,000	50,360
4.87%, 11/25/2029	155,000	157,029
4.97%, 10/17/2029	100,000	101,586
Canadian Natural Resources Ltd. 5.00%, 12/15/2029	75,000	76,099
See accompanying notes to Schedule of Investments.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Diamondback Energy, Inc. 3.50%, 12/1/2029	$315,000	$305,522
EQT Corp. 4.50%, 1/15/2029	30,000	29,822
Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	100,000	100,585
TotalEnergies Capital International SA 3.46%, 2/19/2029	125,000	122,452
		943,455
PACKAGING & CONTAINERS — 0.1%
WRKCo, Inc. 4.90%, 3/15/2029	50,000	50,357
PHARMACEUTICALS — 6.7%
AbbVie, Inc.:
3.20%, 11/21/2029	576,000	553,185
4.80%, 3/15/2029	410,000	414,567
Bayer U.S. Finance LLC 6.25%, 1/21/2029 (a)	250,000	258,922
Bristol-Myers Squibb Co. 3.40%, 7/26/2029	50,000	48,562
Cardinal Health, Inc. 5.00%, 11/15/2029	265,000	268,127
CVS Health Corp.:
3.25%, 8/15/2029	400,000	383,868
5.00%, 1/30/2029	125,000	126,386
5.40%, 6/1/2029	100,000	102,225
Merck & Co., Inc. 3.40%, 3/7/2029	135,000	131,857
Novartis Capital Corp. 4.10%, 3/16/2029	30,000	29,831
		2,317,530
PIPELINES — 3.9%
Cheniere Energy Partners LP 4.50%, 10/1/2029	120,000	119,376
Enbridge, Inc. 5.30%, 4/5/2029	95,000	96,836
Energy Transfer LP:
4.15%, 9/15/2029	133,000	130,996
5.25%, 7/1/2029	285,000	290,295
Enterprise Products Operating LLC 3.13%, 7/31/2029	295,000	283,858
Kinder Morgan, Inc. 5.10%, 8/1/2029	50,000	50,774
ONEOK, Inc.:
3.40%, 9/1/2029	100,000	96,092
4.35%, 3/15/2029	125,000	124,124
Targa Resources Corp. 6.15%, 3/1/2029	144,000	149,741
		1,342,092
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 4.7%
Alexandria Real Estate Equities, Inc.:
2.75%, 12/15/2029	$50,000	$46,634
4.50%, 7/30/2029	175,000	173,311
American Homes 4 Rent LP 4.90%, 2/15/2029	320,000	321,882
Camden Property Trust 3.15%, 7/1/2029	38,000	36,465
COPT Defense Properties LP 2.00%, 1/15/2029	70,000	65,494
EPR Properties 3.75%, 8/15/2029	130,000	125,345
Equinix, Inc. 3.20%, 11/18/2029	105,000	100,250
Essex Portfolio LP 4.00%, 3/1/2029	100,000	98,505
Extra Space Storage LP 4.00%, 6/15/2029	54,000	53,031
Federal Realty OP LP 3.20%, 6/15/2029	49,000	46,988
Highwoods Realty LP 4.20%, 4/15/2029	100,000	97,977
Host Hotels & Resorts LP Series H, 3.38%, 12/15/2029	185,000	175,966
Regency Centers LP 2.95%, 9/15/2029	164,000	156,225
Simon Property Group LP 2.45%, 9/13/2029	130,000	121,867
		1,619,940
RETAIL — 2.8%
AutoNation, Inc. 4.45%, 1/15/2029	150,000	148,673
Darden Restaurants, Inc. 4.55%, 10/15/2029	60,000	59,703
Home Depot, Inc. 4.75%, 6/25/2029	340,000	344,175
Lowe's Cos., Inc.:
3.65%, 4/5/2029	235,000	229,825
6.50%, 3/15/2029	195,000	205,263
		987,639
SEMICONDUCTORS — 3.7%
Broadcom, Inc.:
4.00%, 4/15/2029 (a)	30,000	29,652
4.75%, 4/15/2029	130,000	131,112
5.05%, 7/12/2029	350,000	356,167
Intel Corp. 4.00%, 8/5/2029	202,000	198,560
Marvell Technology, Inc. 5.75%, 2/15/2029	199,000	204,707
TSMC Arizona Corp. 4.13%, 4/22/2029	360,000	358,319
		1,278,517
See accompanying notes to Schedule of Investments.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 5.2%
Cadence Design Systems, Inc. 4.30%, 9/10/2029	$220,000	$218,702
Fiserv, Inc. 3.50%, 7/1/2029	280,000	269,223
Oracle Corp.:
4.55%, 2/4/2029	525,000	519,818
6.15%, 11/9/2029	74,000	76,660
Paychex, Inc. 5.10%, 4/15/2030	65,000	65,736
ROBLOX Corp. 3.88%, 5/1/2030 (a)	100,000	94,400
Roper Technologies, Inc. 4.50%, 10/15/2029	140,000	138,909
Synopsys, Inc. 4.85%, 4/1/2030	65,000	65,348
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	270,000	275,541
Workday, Inc. 3.70%, 4/1/2029	79,000	77,015
		1,801,352
TELECOMMUNICATIONS — 3.4%
AT&T, Inc. 4.35%, 3/1/2029	445,000	443,830
T-Mobile USA, Inc.:
3.38%, 4/15/2029	366,000	355,166
4.85%, 1/15/2029 (c)	237,000	239,107
Verizon Communications, Inc. 4.02%, 12/3/2029	163,000	160,662
		1,198,765
TRANSPORTATION — 1.4%
Canadian Pacific Railway Co. 2.88%, 11/15/2029	200,000	189,724
Fedex Freight Holding Co., Inc. 4.30%, 3/15/2029 (a)	50,000	49,369
Union Pacific Corp. 3.70%, 3/1/2029	90,000	88,592
United Parcel Service, Inc. 3.40%, 3/15/2029	175,000	170,709
		498,394
TOTAL CORPORATE BONDS & NOTES (Cost $34,160,428)		34,211,440

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.57% (e) (f)	344,064	$344,064
State Street Navigator Securities Lending Portfolio II (g) (h)	1,272,070	1,272,070
TOTAL SHORT-TERM INVESTMENTS (Cost $1,616,134)		1,616,134
TOTAL INVESTMENTS — 103.1% (Cost $35,776,562)		35,827,574
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(1,084,621)
NET ASSETS — 100.0%		$34,742,953

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 6.4% of net assets as of May 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	When-issued security.
(c)	All or a portion of the shares of the security are on loan at May 31, 2026.
(d)
Variable Rate Security - Interest rate shown is rate in effect at May 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at May 31, 2026.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

Abbreviations:
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
See accompanying notes to Schedule of Investments.

STATE STREET MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$34,211,440	$—	$34,211,440
Short-Term Investments	1,616,134	—	—	1,616,134
TOTAL INVESTMENTS	$1,616,134	$34,211,440	$—	$35,827,574
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	162,957	$162,957	$4,337,427	$4,156,320	$—	$—	344,064	$344,064	$8,768
State Street Navigator Securities Lending Portfolio II	1,864,200	1,864,200	16,339,360	16,931,490	—	—	1,272,070	1,272,070	1,700
Total		$2,027,157	$20,676,787	$21,087,810	$—	$—		$1,616,134	$10,468
See accompanying notes to Schedule of Investments.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 0.0% *
Omnicom Group, Inc. 4.75%, 3/30/2030	$11,000	$11,031
AEROSPACE & DEFENSE — 3.7%
Boeing Co. 5.15%, 5/1/2030	1,095,000	1,112,925
Honeywell Aerospace, Inc. 4.30%, 3/16/2031 (a)	200,000	196,936
Northrop Grumman Corp. 4.40%, 5/1/2030	200,000	199,312
		1,509,173
AGRICULTURE — 5.1%
Altria Group, Inc. 3.40%, 5/6/2030	25,000	23,909
BAT Capital Corp. 6.34%, 8/2/2030	630,000	668,783
Philip Morris International, Inc.:
1.75%, 11/1/2030	244,000	216,457
2.10%, 5/1/2030	11,000	10,035
4.00%, 10/29/2030 (b)	305,000	298,373
5.13%, 2/15/2030	374,000	381,177
5.50%, 9/7/2030	453,000	468,189
		2,066,923
APPAREL — 0.4%
NIKE, Inc. 2.85%, 3/27/2030	27,000	25,512
Tapestry, Inc. 5.10%, 3/11/2030	121,000	122,256
		147,768
AUTO MANUFACTURERS — 2.1%
American Honda Finance Corp. 4.60%, 4/17/2030	10,000	9,923
General Motors Financial Co., Inc.:
3.60%, 6/21/2030	299,000	285,760
5.35%, 1/7/2030	100,000	101,963
5.85%, 4/6/2030	275,000	285,214
Hyundai Capital America 6.20%, 9/21/2030 (a)	100,000	104,630
Toyota Motor Credit Corp. 5.55%, 11/20/2030	82,000	85,171
		872,661
BANKS — 6.2%
Bank of America Corp. SOFR + 2.15%, 2.59%, 4/29/2031 (c)	200,000	184,830
Citigroup, Inc. SOFR + 3.91%, 4.41%, 3/31/2031 (c)	100,000	98,856
Citizens Financial Group, Inc. 2.50%, 2/6/2030	250,000	230,297
Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
3.80%, 3/15/2030	$427,000	$414,288
SOFR + 1.21%, 5.05%, 7/23/2030 (c)	228,000	230,070
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (b) (c)	176,000	178,489
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	228,000	226,819
Morgan Stanley Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	100,000	96,009
PNC Financial Services Group, Inc. 2.55%, 1/22/2030	221,000	206,096
Sumitomo Mitsui Financial Group, Inc. 2.14%, 9/23/2030	200,000	179,044
U.S. Bancorp SOFR + 1.25%, 5.10%, 7/23/2030 (c)	247,000	250,705
Wells Fargo & Co. Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	258,000	255,740
		2,551,243
BEVERAGES — 3.4%
Anheuser-Busch InBev Worldwide, Inc. 3.50%, 6/1/2030	940,000	907,890
Constellation Brands, Inc. 2.88%, 5/1/2030	250,000	234,297
Maple Parent Holdings Corp. 5.05%, 3/26/2031 (a)	135,000	135,100
PepsiCo, Inc. 4.30%, 7/23/2030 (b)	100,000	100,117
		1,377,404
BIOTECHNOLOGY — 1.9%
Amgen, Inc. 5.25%, 3/2/2030	294,000	300,394
Gilead Sciences, Inc. 1.65%, 10/1/2030	276,000	244,978
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	45,000	39,848
Royalty Pharma PLC 2.20%, 9/2/2030	210,000	189,762
		774,982
CHEMICALS — 0.6%
Ecolab, Inc. 4.80%, 3/24/2030	125,000	126,299
Nutrien Ltd. 2.95%, 5/13/2030	130,000	122,149
		248,448
See accompanying notes to Schedule of Investments.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.7%
Automatic Data Processing, Inc. 1.25%, 9/1/2030	$40,000	$35,155
Block Financial LLC 3.88%, 8/15/2030	284,000	270,405
		305,560
COMPUTERS — 1.2%
Apple, Inc. 1.25%, 8/20/2030	65,000	57,531
Leidos, Inc. 4.38%, 5/15/2030	350,000	344,344
NetApp, Inc. 2.70%, 6/22/2030	100,000	92,154
		494,029
CONSTRUCTION MATERIALS — 1.3%
Carrier Global Corp. 2.72%, 2/15/2030	554,000	518,489
COSMETICS/PERSONAL CARE — 1.3%
Kenvue, Inc. 5.00%, 3/22/2030	506,000	514,126
DIVERSIFIED FINANCIAL SERVICES — 2.8%
Charles Schwab Corp. 4.63%, 3/22/2030 (b)	105,000	105,877
Jefferies Financial Group, Inc.:
4.15%, 1/23/2030	166,000	160,948
5.13%, 4/28/2031	165,000	163,215
Sumisho Air Lease Corp.:
3.13%, 12/1/2030	142,000	131,357
4.85%, 3/24/2031 (a)	590,000	584,548
		1,145,945
ELECTRIC — 7.2%
AEP Texas, Inc. Series I, 2.10%, 7/1/2030	262,000	237,676
Consolidated Edison Co. of New York, Inc. Series 20A, 3.35%, 4/1/2030	96,000	92,004
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	213,000	203,939
DTE Energy Co. 5.20%, 4/1/2030	160,000	162,666
Duke Energy Corp. 2.45%, 6/1/2030	119,000	109,713
Duke Energy Florida LLC 4.20%, 12/1/2030	45,000	44,363
Exelon Corp. 4.05%, 4/15/2030	157,000	153,603
FirstEnergy Corp.:
Series B, 2.25%, 9/1/2030 (b)	295,000	265,727
2.65%, 3/1/2030	316,000	292,736
NRG Energy, Inc. 4.73%, 10/15/2030 (a)	200,000	197,058
Oncor Electric Delivery Co. LLC 2.75%, 5/15/2030	49,000	45,812
Security Description	Principal Amount	Value
Pacific Gas & Electric Co.:
3.25%, 6/1/2031	$250,000	$231,013
4.55%, 7/1/2030	580,000	572,216
San Diego Gas & Electric Co. Series VVV, 1.70%, 10/1/2030	72,000	63,840
Southern Co. Series A, 3.70%, 4/30/2030	288,000	278,810
		2,951,176
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Emerson Electric Co. 1.95%, 10/15/2030	99,000	89,268
ELECTRONICS — 0.2%
Honeywell International, Inc. 1.95%, 6/1/2030	100,000	90,630
FOOD — 0.4%
Kroger Co. 2.20%, 5/1/2030	55,000	50,239
Mars, Inc. 4.80%, 3/1/2030 (a)	93,000	93,628
		143,867
HEALTH CARE PRODUCTS — 1.7%
Baxter International, Inc. 4.90%, 12/15/2030	240,000	237,900
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (b)	15,000	13,881
Stryker Corp. 1.95%, 6/15/2030	441,000	399,118
Zimmer Biomet Holdings, Inc. 3.55%, 3/20/2030	36,000	34,558
		685,457
HEALTH CARE SERVICES — 5.3%
Centene Corp.:
3.00%, 10/15/2030	50,000	45,065
3.38%, 2/15/2030	350,000	325,525
Elevance Health, Inc. 4.75%, 2/15/2030	220,000	220,983
HCA, Inc.:
3.50%, 9/1/2030	730,000	693,544
5.25%, 3/1/2030	113,000	114,942
UnitedHealth Group, Inc.:
2.00%, 5/15/2030	252,000	229,048
5.30%, 2/15/2030	519,000	531,575
		2,160,682
HOME BUILDERS — 0.2%
Lennar Corp. 5.20%, 7/30/2030	100,000	101,454
INSURANCE — 1.5%
Berkshire Hathaway Finance Corp. 1.85%, 3/12/2030 (b)	247,000	226,632
Brown & Brown, Inc. 4.90%, 6/23/2030	100,000	99,985
Lincoln National Corp. 3.05%, 1/15/2030 (b)	198,000	185,837
See accompanying notes to Schedule of Investments.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Prudential Financial, Inc. Series MTN, 2.10%, 3/10/2030 (b)	$91,000	$83,792
		596,246
INTERNET — 3.8%
Airbnb, Inc. 4.65%, 3/16/2031 (b)	135,000	134,947
Alphabet, Inc.:
4.00%, 5/15/2030	345,000	341,036
4.10%, 11/15/2030	385,000	380,911
Amazon.com, Inc.:
1.50%, 6/3/2030 (b)	273,000	244,294
4.25%, 3/13/2031	140,000	138,407
Expedia Group, Inc. 3.25%, 2/15/2030 (b)	20,000	18,986
Meta Platforms, Inc.:
4.20%, 11/15/2030	40,000	39,468
4.55%, 5/15/2031	85,000	84,673
4.80%, 5/15/2030	124,000	125,715
Uber Technologies, Inc. 4.15%, 1/15/2031 (b)	55,000	53,798
		1,562,235
INVESTMENT COMPANY SECURITIES — 0.9%
ARES Capital Corp. 5.50%, 9/1/2030	160,000	158,448
Goldman Sachs Private Credit Corp. 6.25%, 5/6/2030	200,000	202,740
		361,188
IRON/STEEL — 0.8%
Vale Overseas Ltd. 3.75%, 7/8/2030	360,000	343,811
IT SERVICES — 0.2%
Apple, Inc. 4.15%, 5/10/2030	55,000	55,032
CGI, Inc. 4.95%, 3/14/2030	14,000	13,961
		68,993
LODGING — 0.9%
Marriott International, Inc. Series FF, 4.63%, 6/15/2030	24,000	23,946
Sands China Ltd. 4.38%, 6/18/2030 (b)	335,000	327,315
		351,261
MACHINERY-DIVERSIFIED — 1.8%
CNH Industrial Capital LLC 4.50%, 10/16/2030	100,000	98,751
Deere & Co. 3.10%, 4/15/2030	146,000	139,157
Flowserve Corp. 3.50%, 10/1/2030	389,000	367,228
Security Description	Principal Amount	Value
John Deere Capital Corp. Series I, 4.55%, 6/5/2030	$135,000	$135,498
		740,634
MEDIA — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%, 4/1/2031	246,000	219,835
Discovery Communications LLC 3.63%, 5/15/2030	201,000	186,446
Paramount Global 7.88%, 7/30/2030	9,000	9,449
		415,730
MINING — 0.6%
Freeport-McMoRan, Inc.:
4.25%, 3/1/2030	50,000	49,192
4.63%, 8/1/2030	46,000	45,849
Glencore Funding LLC 2.50%, 9/1/2030 (a)	146,000	133,057
		228,098
OIL & GAS — 5.5%
BP Capital Markets America, Inc. 1.75%, 8/10/2030	330,000	295,630
Chevron Corp. 2.24%, 5/11/2030 (b)	93,000	85,881
ConocoPhillips Co. 4.70%, 1/15/2030	100,000	100,710
Diamondback Energy, Inc. 5.15%, 1/30/2030	543,000	553,719
Exxon Mobil Corp. 2.61%, 10/15/2030	147,000	136,986
Occidental Petroleum Corp. 6.63%, 9/1/2030	149,000	158,880
Ovintiv, Inc. 8.13%, 9/15/2030	72,000	80,626
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	522,000	470,928
2.15%, 1/15/2031	46,000	41,429
Shell Finance U.S., Inc. 2.75%, 4/6/2030	116,000	109,133
TotalEnergies Capital International SA 2.83%, 1/10/2030	153,000	144,848
Viper Energy Partners LLC 4.90%, 8/1/2030	55,000	54,942
		2,233,712
OIL & GAS SERVICES — 0.2%
Halliburton Co. 2.92%, 3/1/2030	58,000	54,584
Schlumberger Holdings Corp. 2.65%, 6/26/2030 (a)	46,000	42,786
		97,370
See accompanying notes to Schedule of Investments.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.7%
Amcor Flexibles North America, Inc. 2.63%, 6/19/2030	$95,000	$87,480
Sonoco Products Co. 3.13%, 5/1/2030	196,000	184,387
		271,867
PHARMACEUTICALS — 6.4%
AbbVie, Inc. 4.95%, 3/15/2031	121,000	123,092
Astrazeneca Finance LLC 4.90%, 3/3/2030	142,000	144,319
AstraZeneca PLC 1.38%, 8/6/2030	8,000	7,071
Bayer U.S. Finance LLC 6.38%, 11/21/2030 (a)	200,000	210,488
Becton Dickinson & Co. 2.82%, 5/20/2030	141,000	131,677
CVS Health Corp. 5.13%, 2/21/2030	822,000	833,459
Eli Lilly & Co. 4.75%, 2/12/2030	75,000	76,064
GlaxoSmithKline Capital, Inc. 4.50%, 4/15/2030	20,000	20,060
McKesson Corp. 4.65%, 5/30/2030	32,000	32,086
Novartis Capital Corp. 4.10%, 11/5/2030	10,000	9,843
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/2030	306,000	307,622
Pfizer, Inc. 2.63%, 4/1/2030	16,000	14,982
Viatris, Inc. 2.70%, 6/22/2030	770,000	703,618
		2,614,381
PIPELINES — 6.0%
Energy Transfer LP 6.40%, 12/1/2030	769,000	819,316
Enterprise Products Operating LLC 2.80%, 1/31/2030	506,000	476,955
ONEOK, Inc.:
3.10%, 3/15/2030	174,000	164,378
5.80%, 11/1/2030	236,000	244,765
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	480,000	477,062
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50%, 3/1/2030	259,000	262,191
		2,444,667
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 3.3%
Alexandria Real Estate Equities, Inc. 4.90%, 12/15/2030	$350,000	$350,371
Essex Portfolio LP 3.00%, 1/15/2030	275,000	259,520
Extra Space Storage LP 5.50%, 7/1/2030	349,000	357,931
Federal Realty OP LP 3.50%, 6/1/2030	132,000	125,879
Kite Realty Group Trust 4.75%, 9/15/2030	190,000	190,196
Prologis LP 1.25%, 10/15/2030	14,000	12,196
Store Capital LLC 4.95%, 2/11/2031 (a)	70,000	69,306
		1,365,399
RETAIL — 3.5%
AutoNation, Inc. 4.75%, 6/1/2030	406,000	403,946
AutoZone, Inc. 4.00%, 4/15/2030	180,000	175,710
Home Depot, Inc. 2.70%, 4/15/2030	172,000	161,730
Lowe's Cos., Inc. 4.50%, 4/15/2030	106,000	105,932
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	190,000	174,475
Series MTN, 3.60%, 7/1/2030 (b)	294,000	284,989
Tractor Supply Co. 1.75%, 11/1/2030	113,000	99,651
Walmart, Inc. 4.35%, 4/28/2030	24,000	24,130
		1,430,563
SEMICONDUCTORS — 5.8%
Broadcom, Inc.:
4.15%, 11/15/2030	501,000	492,328
4.35%, 2/15/2030	153,000	152,083
4.60%, 7/15/2030	92,000	91,981
5.00%, 4/15/2030	164,000	166,334
5.05%, 4/15/2030	227,000	230,734
Intel Corp.:
4.65%, 6/1/2031	60,000	59,539
5.13%, 2/10/2030 (b)	323,000	327,880
Marvell Technology, Inc. 4.75%, 7/15/2030	255,000	255,803
Xilinx, Inc. 2.38%, 6/1/2030 (b)	635,000	587,007
		2,363,689
SHIPBUILDING — 0.3%
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	121,000	118,436
See accompanying notes to Schedule of Investments.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 2.9%
Intuit, Inc. 1.65%, 7/15/2030	$55,000	$48,878
Oracle Corp.:
4.65%, 5/6/2030	119,000	117,084
4.95%, 2/4/2031 (b)	370,000	363,740
Paychex, Inc. 5.10%, 4/15/2030	180,000	182,038
ROBLOX Corp. 3.88%, 5/1/2030 (a)	100,000	94,400
Synopsys, Inc. 4.85%, 4/1/2030	369,000	370,978
		1,177,118
TELECOMMUNICATIONS — 5.0%
AT&T, Inc. 4.30%, 2/15/2030 (b)	601,000	595,345
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	317,000	358,508
T-Mobile USA, Inc. 3.88%, 4/15/2030	939,000	913,760
Verizon Communications, Inc. 3.15%, 3/22/2030	164,000	156,239
		2,023,852
TRANSPORTATION — 1.2%
CSX Corp. 2.40%, 2/15/2030	56,000	51,990
FedEx Corp. 4.25%, 5/15/2030	150,000	148,128
Norfolk Southern Corp. 5.05%, 8/1/2030	70,000	71,209
Union Pacific Corp. 2.40%, 2/5/2030	145,000	134,969
United Parcel Service, Inc. 4.45%, 4/1/2030	99,000	99,336
		505,632
TOTAL CORPORATE BONDS & NOTES (Cost $40,141,000)		40,075,198

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.57% (d) (e)	309,751	$309,751
State Street Navigator Securities Lending Portfolio II (f) (g)	3,268,823	3,268,823
TOTAL SHORT-TERM INVESTMENTS (Cost $3,578,574)		3,578,574
TOTAL INVESTMENTS — 107.0% (Cost $43,719,574)		43,653,772
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(2,847,138)
NET ASSETS — 100.0%		$40,806,634

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 4.6% of net assets as of May 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	All or a portion of the shares of the security are on loan at May 31, 2026.
(c)
Variable Rate Security - Interest rate shown is rate in effect at May 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$40,075,198	$—	$40,075,198
Short-Term Investments	3,578,574	—	—	3,578,574
TOTAL INVESTMENTS	$3,578,574	$40,075,198	$—	$43,653,772
See accompanying notes to Schedule of Investments.

STATE STREET MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	283,471	$283,471	$2,763,350	$2,737,070	$—	$—	309,751	$309,751	$6,686
State Street Navigator Securities Lending Portfolio II	1,076,755	1,076,755	19,798,570	17,606,502	—	—	3,268,823	3,268,823	3,624
Total		$1,360,226	$22,561,920	$20,343,572	$—	$—		$3,578,574	$10,310
See accompanying notes to Schedule of Investments.

STATE STREET MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
AEROSPACE & DEFENSE — 8.6%
Boeing Co.:
3.63%, 2/1/2031	$100,000	$95,350
6.39%, 5/1/2031	455,000	485,303
Honeywell Aerospace, Inc. 4.30%, 3/16/2031 (a)	125,000	123,085
Howmet Aerospace, Inc. 4.85%, 10/15/2031	300,000	301,884
L3Harris Technologies, Inc. 5.25%, 6/1/2031	365,000	372,884
RTX Corp. 6.00%, 3/15/2031	210,000	222,335
		1,600,841
AGRICULTURE — 6.9%
BAT Capital Corp.:
2.73%, 3/25/2031	50,000	45,665
5.83%, 2/20/2031	245,000	255,699
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	440,000	402,177
Philip Morris International, Inc.:
4.75%, 11/1/2031	175,000	175,723
5.13%, 2/13/2031	405,000	413,566
		1,292,830
AUTO MANUFACTURERS — 3.7%
American Honda Finance Corp. Series GMTN, 5.05%, 7/10/2031 (b)	20,000	20,116
Ford Motor Co. 3.25%, 2/12/2032	75,000	66,460
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	50,000	44,819
5.60%, 6/18/2031	495,000	509,736
Toyota Motor Credit Corp. 5.10%, 3/21/2031	40,000	40,836
		681,967
BANKS — 11.1%
Banco Santander SA:
4.87%, 4/15/2031	340,000	338,008
5.44%, 7/15/2031	200,000	205,546
Bank of America Corp. SOFR + 1.32%, 2.69%, 4/22/2032 (c)	100,000	90,770
Bank of Montreal 5.51%, 6/4/2031	540,000	559,343
Bank of New York Mellon Corp. Series MTN, 1.80%, 7/28/2031	300,000	261,492
Citigroup, Inc. SOFR + 1.17%, 2.56%, 5/1/2032 (c)	60,000	53,980
Goldman Sachs Group, Inc. SOFR + 1.28%, 2.62%, 4/22/2032 (c)	60,000	54,033
Security Description	Principal Amount	Value
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (b) (c)	$15,000	$15,212
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	75,000	67,751
Morgan Stanley SOFR + 1.20%, 4.71%, 3/12/2032 (c)	250,000	247,717
Toronto-Dominion Bank Series MTN, 2.00%, 9/10/2031 (b)	200,000	177,056
		2,070,908
BEVERAGES — 2.8%
Anheuser-Busch InBev Worldwide, Inc. 4.90%, 1/23/2031	285,000	289,848
Constellation Brands, Inc. 2.25%, 8/1/2031	70,000	61,769
Keurig Dr. Pepper, Inc. Series 10, 5.20%, 3/15/2031	10,000	10,133
Maple Parent Holdings Corp. 5.05%, 3/26/2031 (a)	60,000	60,044
PepsiCo, Inc. 1.40%, 2/25/2031 (b)	125,000	109,065
		530,859
BIOTECHNOLOGY — 1.1%
Illumina, Inc. 2.55%, 3/23/2031	50,000	45,234
Royalty Pharma PLC 2.15%, 9/2/2031 (b)	185,000	162,491
		207,725
CHEMICALS — 0.3%
Eastman Chemical Co. 4.50%, 2/20/2031	50,000	49,069
COMPUTERS — 1.7%
Leidos, Inc. 2.30%, 2/15/2031	360,000	321,419
CONSTRUCTION MATERIALS — 1.2%
Carrier Global Corp. 2.70%, 2/15/2031	55,000	50,500
CRH America Finance, Inc. 4.40%, 2/9/2031	125,000	123,294
Martin Marietta Materials, Inc. 2.40%, 7/15/2031	50,000	44,783
		218,577
DIVERSIFIED FINANCIAL SERVICES — 3.6%
Charles Schwab Corp. 2.30%, 5/13/2031	175,000	156,896
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	50,000	43,694
5.13%, 4/28/2031	70,000	69,243
Sumisho Air Lease Corp.:
4.85%, 3/24/2031 (a)	295,000	292,274
See accompanying notes to Schedule of Investments.

STATE STREET MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 5.20%, 7/15/2031	$100,000	$100,503
		662,610
ELECTRIC — 6.0%
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	101,000	92,097
DTE Electric Co. Series C, 2.63%, 3/1/2031	50,000	45,863
Duke Energy Florida LLC 2.40%, 12/15/2031	125,000	111,474
Georgia Power Co. 4.85%, 3/15/2031	125,000	126,308
Pacific Gas & Electric Co. 3.25%, 6/1/2031	410,000	378,860
PacifiCorp 5.30%, 2/15/2031	90,000	91,506
Public Service Enterprise Group, Inc. 2.45%, 11/15/2031	180,000	159,998
Southern California Edison Co. 5.45%, 6/1/2031	70,000	71,385
Virginia Electric & Power Co. 2.30%, 11/15/2031	50,000	44,506
		1,121,997
ELECTRONICS — 0.8%
Vontier Corp. 2.95%, 4/1/2031	155,000	140,721
FOOD — 0.5%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 3.75%, 12/1/2031	110,000	102,714
HEALTH CARE PRODUCTS — 0.6%
Agilent Technologies, Inc. 2.30%, 3/12/2031	45,000	40,331
Revvity, Inc. 2.55%, 3/15/2031	45,000	40,449
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031 (b)	30,000	26,465
		107,245
HEALTH CARE SERVICES — 4.1%
Centene Corp.:
2.63%, 8/1/2031	100,000	86,819
3.00%, 10/15/2030	100,000	90,129
HCA, Inc.:
2.38%, 7/15/2031	170,000	150,698
5.45%, 4/1/2031	235,000	240,299
Humana, Inc. 5.38%, 4/15/2031	25,000	25,388
UnitedHealth Group, Inc. 4.90%, 4/15/2031	170,000	172,088
		765,421
HOUSEHOLD PRODUCTS — 0.5%
Procter & Gamble Co. 1.95%, 4/23/2031 (b)	100,000	89,618
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.9%
Church & Dwight Co., Inc. 2.30%, 12/15/2031	$200,000	$176,704
INSURANCE — 1.1%
Arthur J Gallagher & Co. 2.40%, 11/9/2031	40,000	35,398
Athene Holding Ltd. 3.50%, 1/15/2031	85,000	79,685
Brown & Brown, Inc. 2.38%, 3/15/2031	40,000	35,512
Corebridge Financial, Inc. 3.90%, 4/5/2032	25,000	23,514
Fidelity National Financial, Inc. 2.45%, 3/15/2031	40,000	35,396
		209,505
INTERNET — 3.2%
Airbnb, Inc. 4.65%, 3/16/2031 (b)	145,000	144,943
Alphabet, Inc. 4.10%, 11/15/2030	45,000	44,522
Amazon.com, Inc.:
3.60%, 4/13/2032	25,000	23,770
4.25%, 3/13/2031	70,000	69,203
AppLovin Corp. 5.38%, 12/1/2031	25,000	25,441
Meta Platforms, Inc.:
4.20%, 11/15/2030	30,000	29,601
4.55%, 5/15/2031	40,000	39,846
Uber Technologies, Inc. 4.15%, 1/15/2031 (b)	225,000	220,084
		597,410
INVESTMENT COMPANY SECURITIES — 0.2%
ARES Capital Corp. 3.20%, 11/15/2031 (b)	50,000	43,937
IT SERVICES — 3.1%
Hewlett Packard Enterprise Co. 4.85%, 10/15/2031	50,000	49,935
IBM International Capital Pte. Ltd. 4.75%, 2/5/2031 (b)	480,000	481,723
Leidos, Inc. 5.40%, 3/15/2032	40,000	40,748
		572,406
LEISURE TIME — 0.3%
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (a)	50,000	50,447
LODGING — 1.2%
Marriott International, Inc. Series HH, 2.85%, 4/15/2031	240,000	220,315
MACHINERY-DIVERSIFIED — 0.5%
Ingersoll Rand, Inc. 5.31%, 6/15/2031 (b)	55,000	56,278
See accompanying notes to Schedule of Investments.

STATE STREET MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
John Deere Capital Corp. Series MTN, 4.90%, 3/7/2031 (b)	$40,000	$40,614
		96,892
MEDIA — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%, 4/1/2031	180,000	160,855
Comcast Corp. 1.95%, 1/15/2031	20,000	17,745
Walt Disney Co. 2.65%, 1/13/2031	30,000	27,804
		206,404
MINING — 1.6%
Glencore Funding LLC:
2.85%, 4/27/2031 (a)	50,000	45,584
4.90%, 7/1/2031 (a)	250,000	250,002
		295,586
MISCELLANEOUS MANUFACTURER — 1.1%
Eaton Corp. 4.20%, 3/6/2031	200,000	196,616
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp. 3.57%, 12/1/2031	25,000	22,848
OIL & GAS — 2.1%
Diamondback Energy, Inc. 3.13%, 3/24/2031 (b)	105,000	98,344
Ovintiv, Inc. 7.38%, 11/1/2031	162,000	179,898
Pioneer Natural Resources Co. 2.15%, 1/15/2031	125,000	112,577
		390,819
PACKAGING & CONTAINERS — 1.1%
Berry Global, Inc. 5.80%, 6/15/2031	170,000	176,872
WestRock MWV LLC 7.95%, 2/15/2031	20,000	22,541
		199,413
PHARMACEUTICALS — 7.1%
AbbVie, Inc. 4.95%, 3/15/2031	327,000	332,654
Astrazeneca Finance LLC:
2.25%, 5/28/2031	100,000	89,978
4.90%, 2/26/2031	95,000	96,507
Bayer U.S. Finance LLC 6.38%, 11/21/2030 (a)	50,000	52,622
Becton Dickinson & Co. 1.96%, 2/11/2031	140,000	123,849
Bristol-Myers Squibb Co. 5.75%, 2/1/2031	25,000	26,215
Security Description	Principal Amount	Value
Cencora, Inc. 2.70%, 3/15/2031	$45,000	$41,088
CVS Health Corp.:
1.88%, 2/28/2031	180,000	158,123
5.55%, 6/1/2031	360,000	371,045
Novartis Capital Corp. 4.00%, 9/18/2031	40,000	39,200
		1,331,281
PIPELINES — 1.4%
Enterprise Products Operating LLC 4.60%, 1/15/2031 (b)	50,000	49,959
Kinder Morgan, Inc. 2.00%, 2/15/2031	55,000	48,809
ONEOK, Inc. 6.35%, 1/15/2031	50,000	52,913
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88%, 2/1/2031	80,000	79,954
Williams Cos., Inc. 2.60%, 3/15/2031	40,000	36,273
		267,908
REAL ESTATE INVESTMENT TRUSTS — 4.3%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	80,000	73,790
American Homes 4 Rent LP 2.38%, 7/15/2031	40,000	35,362
Brixmor Operating Partnership LP 2.50%, 8/16/2031	25,000	22,304
COPT Defense Properties LP 2.75%, 4/15/2031 (b)	40,000	36,256
Essex Portfolio LP 2.55%, 6/15/2031	30,000	26,929
Extra Space Storage LP 5.90%, 1/15/2031	151,000	157,156
Highwoods Realty LP 2.60%, 2/1/2031	90,000	80,243
Invitation Homes Operating Partnership LP 2.00%, 8/15/2031	65,000	55,972
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	25,000	22,258
Store Capital LLC 4.95%, 2/11/2031 (a)	15,000	14,851
Tanger Properties LP 2.75%, 9/1/2031	20,000	17,851
Ventas Realty LP 2.50%, 9/1/2031	290,000	258,141
		801,113
RETAIL — 3.0%
AutoNation, Inc. 2.40%, 8/1/2031	375,000	329,944
See accompanying notes to Schedule of Investments.

STATE STREET MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032 (b)	$60,000	$54,810
Dollar Tree, Inc. 2.65%, 12/1/2031	50,000	44,683
Home Depot, Inc. 1.88%, 9/15/2031	70,000	61,353
Lowe's Cos., Inc. 2.63%, 4/1/2031	75,000	68,399
		559,189
SEMICONDUCTORS — 5.0%
Broadcom, Inc. 2.45%, 2/15/2031	365,000	331,511
Intel Corp.:
2.00%, 8/12/2031	270,000	235,640
4.65%, 6/1/2031	175,000	173,654
5.00%, 2/21/2031	190,000	191,862
		932,667
SOFTWARE — 2.7%
Oracle Corp.:
2.88%, 3/25/2031	275,000	246,282
4.95%, 2/4/2031 (b)	105,000	103,223
Salesforce, Inc. 1.95%, 7/15/2031	75,000	65,509
Synopsys, Inc. 5.00%, 4/1/2032 (b)	50,000	50,316
VMware LLC 2.20%, 8/15/2031	50,000	44,199
		509,529
TELECOMMUNICATIONS — 3.1%
AT&T, Inc. 2.75%, 6/1/2031	140,000	127,735
Cisco Systems, Inc. 4.95%, 2/26/2031	50,000	51,045
T-Mobile USA, Inc.:
2.88%, 2/15/2031	100,000	92,213
3.50%, 4/15/2031	270,000	255,787
Verizon Communications, Inc. 2.55%, 3/21/2031	60,000	54,741
		581,521
TRANSPORTATION — 0.7%
Canadian Pacific Railway Co. 2.45%, 12/2/2031	35,000	31,135
Union Pacific Corp. 2.38%, 5/20/2031	100,000	90,564
		121,699
TOTAL CORPORATE BONDS & NOTES (Cost $18,501,307)		18,348,730

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.57% (d) (e)	91,779	$91,779
State Street Navigator Securities Lending Portfolio II (f) (g)	1,667,197	1,667,197
TOTAL SHORT-TERM INVESTMENTS (Cost $1,758,976)		1,758,976
TOTAL INVESTMENTS — 107.9% (Cost $20,260,283)		20,107,706
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(1,466,487)
NET ASSETS — 100.0%		$18,641,219

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 4.8% of net assets as of May 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	All or a portion of the shares of the security are on loan at May 31, 2026.
(c)
Variable Rate Security - Interest rate shown is rate in effect at May 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
See accompanying notes to Schedule of Investments.

STATE STREET MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$18,348,730	$—	$18,348,730
Short-Term Investments	1,758,976	—	—	1,758,976
TOTAL INVESTMENTS	$1,758,976	$18,348,730	$—	$20,107,706
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	61,370	$61,370	$1,657,510	$1,627,101	$—	$—	91,779	$91,779	$3,101
State Street Navigator Securities Lending Portfolio II	206,990	206,990	7,668,770	6,208,563	—	—	1,667,197	1,667,197	1,002
Total		$268,360	$9,326,280	$7,835,664	$—	$—		$1,758,976	$4,103
See accompanying notes to Schedule of Investments.

STATE STREET MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.1%
AEROSPACE & DEFENSE — 0.5%
Howmet Aerospace, Inc. 4.85%, 10/15/2031	$50,000	$50,314
AGRICULTURE — 5.1%
BAT Capital Corp. 5.35%, 8/15/2032	225,000	231,005
Philip Morris International, Inc. 5.75%, 11/17/2032	265,000	278,017
		509,022
AUTO MANUFACTURERS — 3.3%
Ford Motor Co.:
3.25%, 2/12/2032	25,000	22,154
6.10%, 8/19/2032	70,000	71,807
General Motors Co. 5.60%, 10/15/2032	175,000	180,299
Toyota Motor Credit Corp. 4.65%, 9/3/2032	50,000	49,691
		323,951
BANKS — 4.8%
Bank of America Corp. SOFR + 1.83%, 4.57%, 4/27/2033 (a)	75,000	73,639
Citigroup, Inc. SOFR + 2.09%, 4.91%, 5/24/2033 (a)	50,000	49,781
Goldman Sachs Group, Inc. SOFR + 1.41%, 3.10%, 2/24/2033 (a)	75,000	67,984
Huntington Bancshares, Inc. SOFR + 2.05%, 5.02%, 5/17/2033 (a)	50,000	49,717
JPMorgan Chase & Co. SOFR + 1.80%, 4.59%, 4/26/2033 (a)	50,000	49,246
Keybank National Association 4.90%, 8/8/2032	75,000	73,720
Morgan Stanley SOFR + 1.29%, 2.94%, 1/21/2033 (a)	50,000	45,055
Wells Fargo & Co. Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (a)	75,000	69,038
		478,180
BEVERAGES — 1.2%
Constellation Brands, Inc. 4.75%, 5/9/2032	67,000	66,383
Diageo Capital PLC 2.13%, 4/29/2032	55,000	47,572
		113,955
BIOTECHNOLOGY — 0.4%
Amgen, Inc. 3.35%, 2/22/2032	40,000	37,196
Security Description	Principal Amount	Value
CHEMICALS — 0.4%
Ecolab, Inc. 2.13%, 2/1/2032	$50,000	$43,879
COMPUTERS — 3.4%
Apple, Inc. 3.35%, 8/8/2032	55,000	52,263
International Business Machines Corp. 4.40%, 7/27/2032 (b)	290,000	283,890
		336,153
DISTRIBUTION & WHOLESALE — 0.3%
LKQ Corp. 6.25%, 6/15/2033	25,000	25,864
DIVERSIFIED FINANCIAL SERVICES — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 1/30/2032	106,000	97,007
Capital One Financial Corp. 6.70%, 11/29/2032	30,000	32,648
Charles Schwab Corp. 2.90%, 3/3/2032 (b)	60,000	54,474
Jefferies Financial Group, Inc. 2.75%, 10/15/2032	80,000	68,429
Sumisho Air Lease Corp. Series MTN, 2.88%, 1/15/2032	105,000	93,766
		346,324
ELECTRIC — 12.1%
AEP Texas, Inc. 4.70%, 5/15/2032	155,000	152,936
CenterPoint Energy Houston Electric LLC Series AI, 4.45%, 10/1/2032	230,000	225,885
DTE Electric Co. Series A, 3.00%, 3/1/2032	75,000	69,068
Duke Energy Carolinas LLC 6.45%, 10/15/2032	43,000	46,684
Duke Energy Corp. 4.50%, 8/15/2032	100,000	98,450
Exelon Corp. 3.35%, 3/15/2032	100,000	92,592
Florida Power & Light Co. 2.45%, 2/3/2032	132,000	117,968
Georgia Power Co. 4.70%, 5/15/2032	50,000	50,022
Pacific Gas & Electric Co. 5.90%, 6/15/2032	175,000	181,253
Southern California Edison Co. 5.95%, 11/1/2032	80,000	83,358
Southern Co. 5.70%, 10/15/2032	80,000	83,420
		1,201,636
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Emerson Electric Co. 6.00%, 8/15/2032	25,000	26,732
See accompanying notes to Schedule of Investments.

STATE STREET MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONICS — 0.0% *
Honeywell International, Inc. 4.75%, 2/1/2032	$4,000	$4,008
ENTERTAINMENT — 0.7%
Discovery Global Holdings, Inc. 4.28%, 3/15/2032	76,000	68,454
ENVIRONMENTAL CONTROL — 0.2%
Waste Connections, Inc. 3.20%, 6/1/2032	25,000	22,995
FOOD — 4.3%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings:
3.00%, 5/15/2032	220,000	195,613
3.63%, 1/15/2032	26,000	24,066
Kraft Heinz Foods Co. 5.20%, 3/15/2032	150,000	152,349
McCormick & Co., Inc. 4.95%, 4/15/2033 (b)	50,000	49,771
		421,799
HEALTH CARE PRODUCTS — 0.3%
Thermo Fisher Scientific, Inc. 4.95%, 11/21/2032	25,000	25,292
HEALTH CARE SERVICES — 3.4%
HCA, Inc.:
3.63%, 3/15/2032	180,000	167,522
5.50%, 3/1/2032	104,000	106,645
UnitedHealth Group, Inc. 4.20%, 5/15/2032	65,000	63,282
		337,449
HOUSEHOLD PRODUCTS & WARES — 2.5%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	235,000	246,101
INSURANCE — 3.8%
Arthur J Gallagher & Co. 5.00%, 2/15/2032 (b)	100,000	100,099
Brown & Brown, Inc. 4.20%, 3/17/2032	50,000	47,536
Corebridge Financial, Inc. 3.90%, 4/5/2032	105,000	98,759
Lincoln National Corp. 3.40%, 3/1/2032 (b)	80,000	73,177
Progressive Corp. 6.25%, 12/1/2032	50,000	54,243
		373,814
INTERNET — 2.4%
Amazon.com, Inc. 4.70%, 12/1/2032 (b)	130,000	131,307
Meta Platforms, Inc.:
4.60%, 11/15/2032	30,000	29,610
4.88%, 5/15/2033	75,000	74,820
		235,737
Security Description	Principal Amount	Value
IRON/STEEL — 2.5%
ArcelorMittal SA 6.80%, 11/29/2032 (b)	$190,000	$209,464
Vale Overseas Ltd. 6.13%, 6/12/2033	40,000	42,150
		251,614
IT SERVICES — 2.6%
Leidos, Inc. 5.40%, 3/15/2032	130,000	132,432
NetApp, Inc. 5.50%, 3/17/2032	125,000	127,894
		260,326
LEISURE TIME — 0.5%
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (c)	50,000	50,447
LODGING — 1.5%
Hyatt Hotels Corp. 5.75%, 3/30/2032	140,000	144,655
MACHINERY-DIVERSIFIED — 0.9%
Flowserve Corp. 2.80%, 1/15/2032	105,000	93,178
MEDIA — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 4/1/2033	80,000	73,959
MINING — 0.5%
Glencore Funding LLC 2.63%, 9/23/2031 (c)	60,000	53,694
MISCELLANEOUS MANUFACTURER — 1.2%
Eaton Corp. 4.00%, 11/2/2032 (b)	125,000	120,756
OIL & GAS — 2.3%
BP Capital Markets America, Inc. 2.72%, 1/12/2032	180,000	162,634
Occidental Petroleum Corp. 5.38%, 1/1/2032	65,000	66,830
		229,464
PACKAGING & CONTAINERS — 2.4%
Sonoco Products Co. 2.85%, 2/1/2032 (b)	160,000	144,280
WRKCo, Inc. 4.20%, 6/1/2032	100,000	95,970
		240,250
PHARMACEUTICALS — 2.2%
Becton Dickinson & Co. 4.30%, 8/22/2032	105,000	101,966
Bristol-Myers Squibb Co. 2.95%, 3/15/2032	50,000	45,787
See accompanying notes to Schedule of Investments.

STATE STREET MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Zoetis, Inc. 5.60%, 11/16/2032	$65,000	$67,667
		215,420
PIPELINES — 2.6%
Cheniere Energy Partners LP 3.25%, 1/31/2032	80,000	73,433
Kinder Morgan, Inc. 4.80%, 2/1/2033	50,000	49,601
ONEOK, Inc. 6.10%, 11/15/2032	75,000	79,193
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	59,000	56,160
		258,387
REAL ESTATE — 0.6%
CBRE Services, Inc. 4.90%, 1/15/2033 (b)	60,000	59,195
REAL ESTATE INVESTMENT TRUSTS — 3.2%
Alexandria Real Estate Equities, Inc. 2.00%, 5/18/2032	100,000	84,135
American Homes 4 Rent LP 3.63%, 4/15/2032 (b)	50,000	46,483
American Tower Corp. 4.05%, 3/15/2032	50,000	48,043
Extra Space Storage LP 2.35%, 3/15/2032	80,000	69,417
Simon Property Group LP 2.65%, 2/1/2032	80,000	71,484
		319,562
RETAIL — 4.0%
AutoNation, Inc. 3.85%, 3/1/2032	50,000	46,725
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032 (b)	225,000	205,537
Home Depot, Inc. 3.25%, 4/15/2032	50,000	46,623
Lowe's Cos., Inc. 3.75%, 4/1/2032	70,000	66,336
Starbucks Corp. 3.00%, 2/14/2032 (b)	30,000	27,459
		392,680
SEMICONDUCTORS — 6.6%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032	240,000	232,702
Broadcom, Inc. 4.30%, 11/15/2032	150,000	145,683
Intel Corp. 4.00%, 12/15/2032 (b)	50,000	47,284
Micron Technology, Inc. 2.70%, 4/15/2032	200,000	179,474
QUALCOMM, Inc. 4.25%, 5/20/2032 (b)	20,000	19,676
Security Description	Principal Amount	Value
Texas Instruments, Inc. 3.65%, 8/16/2032 (b)	$25,000	$23,814
		648,633
SOFTWARE — 4.6%
Oracle Corp.:
5.35%, 5/4/2033	55,000	54,125
6.25%, 11/9/2032	200,000	207,078
Synopsys, Inc. 5.00%, 4/1/2032	80,000	80,506
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	75,000	71,543
VMware LLC 2.20%, 8/15/2031	50,000	44,199
		457,451
TELECOMMUNICATIONS — 4.5%
AT&T, Inc. 2.25%, 2/1/2032	280,000	244,488
T-Mobile USA, Inc. 2.70%, 3/15/2032	130,000	115,917
Verizon Communications, Inc. 2.36%, 3/15/2032	100,000	87,798
		448,203
TRANSPORTATION — 0.5%
Norfolk Southern Corp. 3.00%, 3/15/2032	50,000	45,731
TRUCKING & LEASING — 0.2%
GATX Corp. 3.50%, 6/1/2032	25,000	23,121
TOTAL CORPORATE BONDS & NOTES (Cost $9,692,139)		9,615,581

	Shares
SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.57% (d) (e)	192,856	192,856
State Street Navigator Securities Lending Portfolio II (f) (g)	518,967	518,967
TOTAL SHORT-TERM INVESTMENTS (Cost $711,823)		711,823
TOTAL INVESTMENTS — 104.3% (Cost $10,403,962)		10,327,404
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(429,038)
NET ASSETS — 100.0%		$9,898,366

See accompanying notes to Schedule of Investments.

STATE STREET MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

(a)
Variable Rate Security - Interest rate shown is rate in effect at May 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(b)	All or a portion of the shares of the security are on loan at May 31, 2026.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.1% of net assets as of May 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$9,615,581	$—	$9,615,581
Short-Term Investments	711,823	—	—	711,823
TOTAL INVESTMENTS	$711,823	$9,615,581	$—	$10,327,404
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	82,583	$82,583	$533,198	$422,925	$—	$—	192,856	$192,856	$3,023
State Street Navigator Securities Lending Portfolio II	574,158	574,158	6,345,408	6,400,599	—	—	518,967	518,967	1,012
Total		$656,741	$6,878,606	$6,823,524	$—	$—		$711,823	$4,035
See accompanying notes to Schedule of Investments.

STATE STREET MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.2%
AEROSPACE & DEFENSE — 3.5%
Boeing Co. 6.13%, 2/15/2033	$75,000	$80,215
L3Harris Technologies, Inc. 5.40%, 7/31/2033	215,000	220,616
		300,831
AGRICULTURE — 2.6%
BAT Capital Corp. 4.63%, 3/22/2033	85,000	83,415
Philip Morris International, Inc. 5.38%, 2/15/2033	141,000	145,141
		228,556
AUTO MANUFACTURERS — 2.0%
General Motors Financial Co., Inc. 6.40%, 1/9/2033 (a)	165,000	176,131
BANKS — 8.2%
Banco Santander SA 6.35%, 3/14/2034	200,000	211,756
Bank of America Corp. SOFR + 1.91%, 5.29%, 4/25/2034 (b)	105,000	106,626
Goldman Sachs Group, Inc. SOFR + 1.41%, 3.10%, 2/24/2033 (b)	65,000	58,920
Huntington Bancshares, Inc. SOFR + 2.05%, 5.02%, 5/17/2033 (b)	65,000	64,632
JPMorgan Chase & Co. SOFR + 1.85%, 5.35%, 6/1/2034 (b)	105,000	107,094
KeyCorp Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (a) (b)	65,000	63,675
U.S. Bancorp Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (b)	100,000	98,970
		711,673
BEVERAGES — 1.8%
Anheuser-Busch InBev Worldwide, Inc. 6.63%, 8/15/2033	140,000	154,694
BIOTECHNOLOGY — 0.9%
Amgen, Inc. 5.25%, 3/2/2033	75,000	76,586
CHEMICALS — 1.0%
Dow Chemical Co. 6.30%, 3/15/2033	40,000	42,255
Eastman Chemical Co. 5.75%, 3/8/2033	40,000	41,457
		83,712
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 2.9%
Verisk Analytics, Inc. 5.75%, 4/1/2033	$239,000	$248,438
COMPUTERS — 1.9%
Leidos, Inc. 5.75%, 3/15/2033	160,000	165,677
COSMETICS/PERSONAL CARE — 0.5%
Kenvue, Inc. 4.90%, 3/22/2033	40,000	40,252
DISTRIBUTION & WHOLESALE — 0.5%
LKQ Corp. 6.25%, 6/15/2033	40,000	41,382
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Apollo Global Management, Inc. 6.38%, 11/15/2033 (a)	80,000	85,777
Capital One Financial Corp. 6.70%, 11/29/2032	45,000	48,972
		134,749
ELECTRIC — 10.5%
AEP Texas, Inc. 5.40%, 6/1/2033	100,000	101,823
Constellation Energy Generation LLC 5.80%, 3/1/2033	76,000	79,550
DTE Electric Co. 5.20%, 4/1/2033	80,000	81,932
Duke Energy Florida LLC 5.88%, 11/15/2033	135,000	142,934
Exelon Corp. 5.30%, 3/15/2033	112,000	114,537
Georgia Power Co. 4.95%, 5/17/2033	89,000	89,679
National Grid PLC 5.81%, 6/12/2033	112,000	116,883
Pacific Gas & Electric Co. 6.40%, 6/15/2033	90,000	95,668
Southern Co. 5.20%, 6/15/2033	84,000	84,916
		907,922
ENVIRONMENTAL CONTROL — 1.0%
Waste Connections, Inc. 4.20%, 1/15/2033	90,000	86,737
FOOD — 3.7%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 5.75%, 4/1/2033	310,000	318,658
Pilgrim's Pride Corp. 6.25%, 7/1/2033	6,000	6,268
		324,926
HEALTH CARE PRODUCTS — 0.2%
Thermo Fisher Scientific, Inc. 5.09%, 8/10/2033	20,000	20,294
See accompanying notes to Schedule of Investments.

STATE STREET MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 3.0%
HCA, Inc. 5.50%, 6/1/2033	$190,000	$193,967
UnitedHealth Group, Inc. 5.35%, 2/15/2033	65,000	66,873
		260,840
HOUSEHOLD PRODUCTS & WARES — 0.8%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	65,000	68,071
INSURANCE — 3.1%
Allstate Corp. 5.35%, 6/1/2033	20,000	20,499
American International Group, Inc. 5.13%, 3/27/2033 (a)	68,000	68,706
Arthur J Gallagher & Co. 5.50%, 3/2/2033	40,000	41,122
Corebridge Financial, Inc. 6.05%, 9/15/2033	96,000	100,728
Progressive Corp. 4.95%, 6/15/2033	20,000	20,182
Prudential Financial, Inc. Series MTN, 5.75%, 7/15/2033	20,000	21,203
		272,440
INTERNET — 1.1%
Meta Platforms, Inc.:
4.60%, 11/15/2032	25,000	24,675
4.88%, 5/15/2033	75,000	74,820
		99,495
IRON/STEEL — 1.4%
Vale Overseas Ltd. 6.13%, 6/12/2033	113,000	119,074
MACHINERY-DIVERSIFIED — 1.2%
Ingersoll Rand, Inc. 5.70%, 8/14/2033	101,000	104,842
MEDIA — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 4/1/2033	135,000	124,806
Comcast Corp. 4.80%, 5/15/2033	70,000	69,546
Paramount Global 5.50%, 5/15/2033	5,000	4,476
		198,828
MINING — 1.1%
Glencore Funding LLC 5.70%, 5/8/2033 (c)	90,000	93,244
MISCELLANEOUS MANUFACTURER — 1.6%
Eaton Corp. 4.15%, 3/15/2033 (a)	140,000	135,925
Security Description	Principal Amount	Value
OIL & GAS — 3.5%
BP Capital Markets America, Inc. 4.89%, 9/11/2033	$138,000	$137,978
Diamondback Energy, Inc. 6.25%, 3/15/2033	65,000	69,765
Ovintiv, Inc. 6.25%, 7/15/2033	90,000	95,435
		303,178
OIL & GAS SERVICES — 0.9%
Schlumberger Holdings Corp. 4.85%, 5/15/2033 (c)	76,000	75,804
PHARMACEUTICALS — 6.3%
AbbVie, Inc. 5.05%, 3/15/2034	85,000	86,181
Becton Dickinson & Co. 5.11%, 2/8/2034	68,000	68,270
CVS Health Corp. 5.30%, 6/1/2033	247,000	250,322
Merck & Co., Inc. 6.50%, 12/1/2033	76,000	84,250
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	60,000	59,642
		548,665
PIPELINES — 7.6%
Cheniere Energy Partners LP 5.95%, 6/30/2033	40,000	41,913
Enbridge, Inc. 5.70%, 3/8/2033	60,000	62,358
Energy Transfer LP:
5.75%, 2/15/2033	106,000	110,332
6.55%, 12/1/2033	222,000	241,232
Kinder Morgan, Inc. 5.20%, 6/1/2033	40,000	40,706
ONEOK, Inc. 6.05%, 9/1/2033	113,000	118,781
Targa Resources Corp. 6.13%, 3/15/2033	40,000	42,329
		657,651
REAL ESTATE — 0.7%
CBRE Services, Inc. 4.90%, 1/15/2033 (a)	60,000	59,195
REAL ESTATE INVESTMENT TRUSTS — 2.6%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	68,000	55,342
American Tower Corp. 5.55%, 7/15/2033	36,000	37,079
COPT Defense Properties LP 2.90%, 12/1/2033	80,000	68,093
Invitation Homes Operating Partnership LP 5.50%, 8/15/2033	64,000	64,967
		225,481
See accompanying notes to Schedule of Investments.

STATE STREET MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
RETAIL — 1.2%
AutoZone, Inc. 5.20%, 8/1/2033	$65,000	$65,578
Lowe's Cos., Inc. 5.15%, 7/1/2033	40,000	40,453
		106,031
SEMICONDUCTORS — 8.0%
Broadcom, Inc. 3.42%, 4/15/2033	255,000	233,014
Intel Corp. 5.20%, 2/10/2033	190,000	192,498
Marvell Technology, Inc. 5.95%, 9/15/2033	251,000	264,873
		690,385
SOFTWARE — 3.8%
Oracle Corp.:
4.90%, 2/6/2033	194,000	186,290
5.35%, 5/4/2033	90,000	88,569
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034 (a)	50,000	51,200
		326,059
TELECOMMUNICATIONS — 3.5%
AT&T, Inc. 5.40%, 2/15/2034	110,000	112,361
T-Mobile USA, Inc. 5.05%, 7/15/2033	130,000	130,901
Verizon Communications, Inc. 5.05%, 5/9/2033	60,000	60,721
		303,983
TRANSPORTATION — 0.8%
United Parcel Service, Inc. 4.88%, 3/3/2033 (a)	65,000	65,959
TOTAL CORPORATE BONDS & NOTES (Cost $8,465,525)		8,417,710

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.3%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.57% (d) (e)	113,232	$113,232
State Street Navigator Securities Lending Portfolio II (f) (g)	428,755	428,755
TOTAL SHORT-TERM INVESTMENTS (Cost $541,987)		541,987
TOTAL INVESTMENTS — 103.5% (Cost $9,007,512)		8,959,697
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(303,390)
NET ASSETS — 100.0%		$8,656,307

(a)	All or a portion of the shares of the security are on loan at May 31, 2026.
(b)
Variable Rate Security - Interest rate shown is rate in effect at May 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 2.0% of net assets as of May 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$8,417,710	$—	$8,417,710
Short-Term Investments	541,987	—	—	541,987
TOTAL INVESTMENTS	$541,987	$8,417,710	$—	$8,959,697
See accompanying notes to Schedule of Investments.

STATE STREET MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	109,029	$109,029	$680,393	$676,190	$—	$—	113,232	$113,232	$3,299
State Street Navigator Securities Lending Portfolio II	48,528	48,528	3,777,460	3,397,233	—	—	428,755	428,755	406
Total		$157,557	$4,457,853	$4,073,423	$—	$—		$541,987	$3,705
See accompanying notes to Schedule of Investments.

STATE STREET MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.4%
AEROSPACE & DEFENSE — 2.0%
Boeing Co. 3.60%, 5/1/2034	$55,000	$49,641
L3Harris Technologies, Inc. 5.35%, 6/1/2034	65,000	66,168
RTX Corp. 6.10%, 3/15/2034	50,000	53,691
		169,500
AGRICULTURE — 2.4%
Imperial Brands Finance PLC 5.88%, 7/1/2034 (a)	200,000	206,540
APPAREL — 0.3%
Tapestry, Inc. 5.50%, 3/11/2035	25,000	25,201
AUTO MANUFACTURERS — 3.4%
General Motors Financial Co., Inc.:
5.45%, 9/6/2034	50,000	50,300
5.95%, 4/4/2034	230,000	238,832
		289,132
BANKS — 4.1%
Bank of America Corp. SOFR + 1.65%, 5.47%, 1/23/2035 (b)	40,000	40,876
Citigroup, Inc. SOFR + 2.06%, 5.83%, 2/13/2035 (b)	40,000	40,800
Goldman Sachs Group, Inc. SOFR + 1.95%, 6.56%, 10/24/2034 (b)	50,000	54,292
JPMorgan Chase & Co. SOFR + 1.62%, 5.34%, 1/23/2035 (b)	40,000	40,562
Morgan Stanley SOFR + 1.73%, 5.47%, 1/18/2035 (b)	50,000	50,936
U.S. Bancorp SOFR + 1.86%, 5.68%, 1/23/2035 (b)	75,000	77,474
Wells Fargo & Co. SOFR + 1.78%, 5.50%, 1/23/2035 (b)	50,000	51,012
		355,952
BEVERAGES — 4.4%
Anheuser-Busch InBev Worldwide, Inc. 5.00%, 6/15/2034 (c)	120,000	121,243
Coca-Cola Consolidated, Inc. 5.45%, 6/1/2034	200,000	205,604
Keurig Dr. Pepper, Inc. 5.30%, 3/15/2034	50,000	50,008
		376,855
Security Description	Principal Amount	Value
BIOTECHNOLOGY — 0.2%
Royalty Pharma PLC 5.40%, 9/2/2034	$20,000	$20,240
CHEMICALS — 1.4%
Dow Chemical Co. 4.25%, 10/1/2034	80,000	73,391
Eastman Chemical Co. 5.63%, 2/20/2034	45,000	45,858
		119,249
COMMERCIAL SERVICES — 1.2%
Verisk Analytics, Inc. 5.25%, 6/5/2034	100,000	99,946
CONSTRUCTION MATERIALS — 1.9%
Carrier Global Corp. 5.90%, 3/15/2034 (c)	120,000	126,528
Owens Corning 5.70%, 6/15/2034 (c)	35,000	36,247
		162,775
DIVERSIFIED FINANCIAL SERVICES — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.95%, 9/10/2034	50,000	48,715
Capital One Financial Corp. SOFR + 3.37%, 7.96%, 11/2/2034 (b)	40,000	46,082
Charles Schwab Corp. SOFR + 2.50%, 5.85%, 5/19/2034 (b)	50,000	52,346
Jefferies Financial Group, Inc. 6.20%, 4/14/2034	70,000	72,278
		219,421
ELECTRIC — 11.8%
AEP Texas, Inc. 5.70%, 5/15/2034	70,000	72,291
CenterPoint Energy Houston Electric LLC 5.15%, 3/1/2034	55,000	55,639
Constellation Energy Generation LLC 6.13%, 1/15/2034	70,000	74,490
DTE Electric Co. 5.20%, 3/1/2034	135,000	137,801
Duke Energy Carolinas LLC 4.85%, 1/15/2034	145,000	144,723
Georgia Power Co. 5.25%, 3/15/2034	70,000	71,287
National Grid PLC 5.42%, 1/11/2034	70,000	71,374
Pacific Gas & Electric Co. 5.80%, 5/15/2034	95,000	97,257
PacifiCorp 5.45%, 2/15/2034	70,000	70,890
Puget Sound Energy, Inc. 5.33%, 6/15/2034	23,000	23,430
See accompanying notes to Schedule of Investments.

STATE STREET MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Southern California Edison Co. 5.20%, 6/1/2034	$60,000	$59,355
Southern Co. 5.70%, 3/15/2034	130,000	134,926
		1,013,463
ENVIRONMENTAL CONTROL — 0.9%
Republic Services, Inc. 5.20%, 11/15/2034	30,000	30,538
Waste Connections, Inc. 5.00%, 3/1/2034	50,000	50,109
		80,647
FOOD — 2.8%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 6.75%, 3/15/2034	5,000	5,444
Mars, Inc. 5.20%, 3/1/2035 (a)	100,000	100,648
Pilgrim's Pride Corp. 6.88%, 5/15/2034	30,000	32,436
Tyson Foods, Inc. 4.88%, 8/15/2034	100,000	98,180
		236,708
HEALTH CARE PRODUCTS — 1.9%
Smith & Nephew PLC 5.40%, 3/20/2034	67,000	67,891
Solventum Corp. 5.60%, 3/23/2034 (c)	40,000	40,987
Thermo Fisher Scientific, Inc. 5.20%, 1/31/2034	55,000	56,264
		165,142
HEALTH CARE SERVICES — 2.0%
HCA, Inc.:
5.45%, 9/15/2034	60,000	60,635
5.75%, 3/1/2035	30,000	30,878
UnitedHealth Group, Inc. 5.15%, 7/15/2034	80,000	80,943
		172,456
INSURANCE — 5.1%
Arch Capital Group Ltd. 7.35%, 5/1/2034 (c)	60,000	68,165
Arthur J Gallagher & Co. 5.45%, 7/15/2034	100,000	101,482
Brown & Brown, Inc. 5.65%, 6/11/2034	70,000	70,845
Corebridge Financial, Inc. 5.75%, 1/15/2034 (c)	80,000	82,334
Lincoln National Corp. 5.85%, 3/15/2034	45,000	46,274
MetLife, Inc. 5.30%, 12/15/2034	70,000	71,663
		440,763
Security Description	Principal Amount	Value
INTERNET — 3.4%
Alphabet, Inc. 4.50%, 5/15/2035	$100,000	$98,008
Amazon.com, Inc. 4.80%, 12/5/2034 (c)	95,000	95,754
Expedia Group, Inc. 5.40%, 2/15/2035 (c)	25,000	24,860
Meta Platforms, Inc. 4.75%, 8/15/2034	75,000	73,794
		292,416
IRON/STEEL — 0.7%
ArcelorMittal SA 6.00%, 6/17/2034	55,000	57,904
IT SERVICES — 2.0%
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	123,000	120,622
Leidos, Inc. 5.50%, 3/15/2035	50,000	50,829
		171,451
LODGING — 1.6%
Las Vegas Sands Corp. 6.20%, 8/15/2034	135,000	139,387
MACHINERY-DIVERSIFIED — 0.7%
AGCO Corp. 5.80%, 3/21/2034	40,000	41,117
Ingersoll Rand, Inc. 5.45%, 6/15/2034	20,000	20,405
		61,522
MEDIA — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.55%, 6/1/2034	105,000	107,795
MINING — 0.9%
Glencore Funding LLC 5.63%, 4/4/2034 (a)	50,000	51,494
Rio Tinto Finance USA PLC 5.25%, 3/14/2035	25,000	25,457
		76,951
OFFICE & BUSINESS EQUIPMENT — 0.5%
CDW LLC/CDW Finance Corp. 5.55%, 8/22/2034	40,000	39,565
OIL & GAS — 6.2%
BP Capital Markets America, Inc. 5.23%, 11/17/2034	206,000	209,724
Devon Energy Corp. 5.20%, 9/15/2034 (c)	104,000	104,688
Diamondback Energy, Inc. 5.40%, 4/18/2034	50,000	51,129
Occidental Petroleum Corp. 5.55%, 10/1/2034 (c)	55,000	56,723
See accompanying notes to Schedule of Investments.

STATE STREET MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Ovintiv, Inc. 6.50%, 8/15/2034	$65,000	$69,895
Suncor Energy, Inc. 5.95%, 12/1/2034	35,000	36,732
		528,891
PACKAGING & CONTAINERS — 2.3%
Berry Global, Inc. 5.65%, 1/15/2034	105,000	107,298
Sonoco Products Co. 5.00%, 9/1/2034	95,000	93,229
		200,527
PHARMACEUTICALS — 4.5%
AbbVie, Inc. 5.05%, 3/15/2034	142,000	143,974
Astrazeneca Finance LLC 5.00%, 2/26/2034	40,000	40,506
Becton Dickinson & Co. 5.11%, 2/8/2034	20,000	20,079
CVS Health Corp. 5.70%, 6/1/2034	25,000	25,830
Eli Lilly & Co. 4.60%, 8/14/2034	50,000	49,404
Novartis Capital Corp. 4.20%, 9/18/2034 (c)	115,000	110,797
		390,590
PIPELINES — 5.6%
Cheniere Energy Partners LP 5.75%, 8/15/2034	95,000	98,425
Enbridge, Inc. 5.63%, 4/5/2034	95,000	98,288
Energy Transfer LP 5.60%, 9/1/2034	110,000	112,405
Kinder Morgan, Inc. 5.30%, 12/1/2034	40,000	40,493
ONEOK, Inc. 5.05%, 11/1/2034	50,000	49,169
Targa Resources Corp. 6.50%, 3/30/2034	50,000	54,229
Williams Cos., Inc. 5.15%, 3/15/2034	25,000	25,046
		478,055
REAL ESTATE INVESTMENT TRUSTS — 4.9%
Alexandria Real Estate Equities, Inc. 2.95%, 3/15/2034	45,000	38,190
American Homes 4 Rent LP 5.50%, 7/15/2034	55,000	55,619
Brixmor Operating Partnership LP 5.50%, 2/15/2034 (c)	60,000	61,164
Extra Space Storage LP 5.40%, 2/1/2034	94,000	94,992
Invitation Homes Operating Partnership LP 2.70%, 1/15/2034	68,000	57,018
Regency Centers LP 5.25%, 1/15/2034	65,000	65,883
Security Description	Principal Amount	Value
Ventas Realty LP 5.63%, 7/1/2034	$50,000	$51,523
		424,389
RETAIL — 1.2%
AutoNation, Inc. 5.89%, 3/15/2035 (c)	35,000	35,741
AutoZone, Inc. 5.40%, 7/15/2034	70,000	71,109
		106,850
SEMICONDUCTORS — 2.9%
Broadcom, Inc. 3.47%, 4/15/2034	160,000	144,088
Intel Corp. 5.15%, 2/21/2034 (c)	25,000	25,101
KLA Corp. 5.65%, 11/1/2034	30,000	31,259
Marvell Technology, Inc. 5.95%, 9/15/2033	50,000	52,764
		253,212
SOFTWARE — 3.2%
Oracle Corp.:
4.30%, 7/8/2034	80,000	72,255
4.70%, 9/27/2034	70,000	64,985
Paychex, Inc. 5.60%, 4/15/2035 (c)	30,000	30,269
Synopsys, Inc. 5.15%, 4/1/2035	40,000	39,923
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034 (c)	70,000	71,680
		279,112
TELECOMMUNICATIONS — 5.0%
AT&T, Inc. 5.40%, 2/15/2034	174,000	177,734
Cisco Systems, Inc. 5.05%, 2/26/2034	80,000	81,074
T-Mobile USA, Inc. 5.15%, 4/15/2034	120,000	120,964
Verizon Communications, Inc. 4.40%, 11/1/2034	50,000	47,628
		427,400
TRANSPORTATION — 0.5%
United Parcel Service, Inc. 5.15%, 5/22/2034	45,000	46,000
WATER — 0.6%
American Water Capital Corp. 5.15%, 3/1/2034	50,000	50,837
TOTAL CORPORATE BONDS & NOTES (Cost $8,282,885)		8,286,844

See accompanying notes to Schedule of Investments.

STATE STREET MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 11.9%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.57% (d) (e)	193,390	$193,390
State Street Navigator Securities Lending Portfolio II (f) (g)	831,172	831,172
TOTAL SHORT-TERM INVESTMENTS (Cost $1,024,562)		1,024,562
TOTAL INVESTMENTS — 108.3% (Cost $9,307,447)		9,311,406
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3)%		(712,594)
NET ASSETS — 100.0%		$8,598,812

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 4.2% of net assets as of May 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at May 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	All or a portion of the shares of the security are on loan at May 31, 2026.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

Abbreviations:
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$8,286,844	$—	$8,286,844
Short-Term Investments	1,024,562	—	—	1,024,562
TOTAL INVESTMENTS	$1,024,562	$8,286,844	$—	$9,311,406
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	39,240	$39,240	$396,291	$242,141	$—	$—	193,390	$193,390	$1,902
State Street Navigator Securities Lending Portfolio II	261,818	261,818	6,756,882	6,187,528	—	—	831,172	831,172	1,080
Total		$301,058	$7,153,173	$6,429,669	$—	$—		$1,024,562	$2,982
See accompanying notes to Schedule of Investments.

STATE STREET MY2035 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.4%
AEROSPACE & DEFENSE — 5.2%
Boeing Co. 3.30%, 3/1/2035	$75,000	$64,523
General Dynamics Corp. 4.95%, 8/15/2035	25,000	25,107
L3Harris Technologies, Inc. 4.85%, 4/27/2035	95,000	93,424
RTX Corp. 5.40%, 5/1/2035	130,000	134,308
		317,362
AGRICULTURE — 3.5%
BAT Capital Corp. 5.63%, 8/15/2035	105,000	108,382
Philip Morris International, Inc. 4.88%, 4/30/2035	105,000	103,613
		211,995
AUTO MANUFACTURERS — 1.7%
General Motors Co. 5.00%, 4/1/2035	80,000	77,854
Toyota Motor Corp. 5.05%, 6/30/2035	25,000	25,307
		103,161
BANKS — 3.3%
Goldman Sachs Group, Inc. SOFR + 1.38%, 5.54%, 1/28/2036 (a)	25,000	25,427
JPMorgan Chase & Co. SOFR + 1.68%, 5.57%, 4/22/2036 (a)	50,000	51,439
M&T Bank Corp. Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (a)	50,000	49,940
Morgan Stanley SOFR + 1.76%, 5.66%, 4/17/2036 (a)	25,000	25,747
Wells Fargo & Co. SOFR + 1.74%, 5.61%, 4/23/2036 (a)	50,000	51,297
		203,850
BEVERAGES — 2.8%
Anheuser-Busch InBev Worldwide, Inc. 5.88%, 6/15/2035	115,000	122,912
Maple Parent Holdings Corp. 5.70%, 3/26/2036 (b)	45,000	45,423
		168,335
BIOTECHNOLOGY — 1.5%
Gilead Sciences, Inc. 4.60%, 9/1/2035	95,000	92,696
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 1.1%
Verisk Analytics, Inc. 5.25%, 3/15/2035	$70,000	$69,534
CONSTRUCTION MATERIALS — 0.8%
Carlisle Cos., Inc. 5.25%, 9/15/2035	50,000	50,048
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Charles Schwab Corp. SOFR + 2.01%, 6.14%, 8/24/2034 (a)	75,000	79,775
ELECTRIC — 14.0%
AEP Transmission Co. LLC 5.38%, 6/15/2035	126,000	128,202
Ameren Corp. 5.38%, 3/15/2035	45,000	45,558
CenterPoint Energy Houston Electric LLC Series AQ, 4.95%, 8/15/2035	55,000	54,444
Duke Energy Corp. 4.95%, 9/15/2035	70,000	68,697
Exelon Corp. 4.95%, 6/15/2035	126,000	122,728
FirstEnergy Transmission LLC 5.00%, 1/15/2035	126,000	124,579
Georgia Power Co. 5.20%, 3/15/2035	126,000	127,595
NRG Energy, Inc. 5.41%, 10/15/2035 (b)	30,000	29,455
Pacific Gas & Electric Co. 6.00%, 8/15/2035	130,000	133,968
PacifiCorp 5.25%, 6/15/2035	25,000	24,796
		860,022
ELECTRICAL COMPONENTS & EQUIPMENT — 0.8%
Emerson Electric Co. 5.00%, 3/15/2035	50,000	50,276
FOOD — 3.6%
J.M. Smucker Co. 4.25%, 3/15/2035	100,000	93,236
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 5.95%, 4/20/2035	126,000	129,934
		223,170
GAS — 0.9%
Southern California Gas Co. 5.45%, 6/15/2035	55,000	56,352
HEALTH CARE PRODUCTS — 1.2%
Baxter International, Inc. 5.65%, 12/15/2035	25,000	24,746
Medtronic, Inc. 4.38%, 3/15/2035	25,000	24,089
See accompanying notes to Schedule of Investments.

STATE STREET MY2035 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Stryker Corp. 5.20%, 2/10/2035	$25,000	$25,310
		74,145
HEALTH CARE SERVICES — 2.9%
HCA, Inc. 5.75%, 3/1/2035	80,000	82,343
UnitedHealth Group, Inc. 5.30%, 6/15/2035	95,000	96,668
		179,011
HOME BUILDERS — 2.0%
PulteGroup, Inc. 6.00%, 2/15/2035	50,000	52,241
Toll Brothers Finance Corp. 5.60%, 6/15/2035	70,000	71,487
		123,728
INSURANCE — 2.5%
American International Group, Inc. 5.45%, 5/7/2035	50,000	51,120
Arthur J Gallagher & Co. 5.15%, 2/15/2035	50,000	49,632
Marsh & McLennan Cos., Inc. 5.00%, 3/15/2035	50,000	49,605
		150,357
INTERNET — 3.5%
Alphabet, Inc. 4.50%, 5/15/2035	25,000	24,502
Expedia Group, Inc. 5.40%, 2/15/2035	45,000	44,748
Meta Platforms, Inc.:
4.75%, 8/15/2034	65,000	63,955
5.25%, 5/15/2036	40,000	39,962
Uber Technologies, Inc. 4.80%, 9/15/2035	45,000	43,809
		216,976
IRON/STEEL — 0.4%
Nucor Corp. 5.10%, 6/1/2035	25,000	25,241
IT SERVICES — 4.8%
Apple, Inc. 4.75%, 5/12/2035	20,000	20,205
International Business Machines Corp. 5.20%, 2/10/2035	126,000	127,101
Leidos, Inc. 5.50%, 3/15/2035	75,000	76,243
NetApp, Inc. 5.70%, 3/17/2035	70,000	71,672
		295,221
LEISURE TIME — 0.4%
Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036	25,000	24,856
Security Description	Principal Amount	Value
MEDIA — 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.38%, 10/23/2035	$135,000	$135,841
Comcast Corp. 6.50%, 11/15/2035	25,000	27,328
Walt Disney Co. 6.40%, 12/15/2035	15,000	16,634
		179,803
MINING — 1.3%
Glencore Funding LLC 5.67%, 4/1/2035 (b)	75,000	77,069
OIL & GAS — 4.0%
BP Capital Markets America, Inc. 5.23%, 11/17/2034	75,000	76,356
Coterra Energy, Inc. 5.40%, 2/15/2035	65,000	65,807
Diamondback Energy, Inc. 5.55%, 4/1/2035	45,000	46,389
Ovintiv, Inc. 6.50%, 8/15/2034	45,000	48,389
Patterson-UTI Energy, Inc. 6.05%, 5/15/2036	5,000	5,021
		241,962
PACKAGING & CONTAINERS — 0.4%
Packaging Corp. of America 5.20%, 8/15/2035	25,000	24,971
PHARMACEUTICALS — 5.8%
AbbVie, Inc. 4.50%, 5/14/2035	140,000	135,188
CVS Health Corp. 4.88%, 7/20/2035	70,000	67,840
Eli Lilly & Co. 5.10%, 2/12/2035	95,000	96,866
Merck & Co., Inc. 4.95%, 9/15/2035	55,000	54,942
		354,836
PIPELINES — 5.0%
Energy Transfer LP 5.70%, 4/1/2035	80,000	82,278
Enterprise Products Operating LLC Series J, 5.75%, 3/1/2035	70,000	72,407
MPLX LP 5.40%, 9/15/2035	50,000	50,034
Targa Resources Corp. 5.55%, 8/15/2035	50,000	50,737
Williams Cos., Inc. 5.30%, 9/30/2035	50,000	50,072
		305,528
REAL ESTATE INVESTMENT TRUSTS — 2.9%
Alexandria Real Estate Equities, Inc. 5.50%, 10/1/2035	25,000	24,962
See accompanying notes to Schedule of Investments.

STATE STREET MY2035 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
AvalonBay Communities, Inc. 5.00%, 8/1/2035	$25,000	$24,901
Mid-America Apartments LP 4.95%, 3/1/2035	25,000	24,675
Prologis LP 5.25%, 5/15/2035	45,000	45,602
Public Storage Operating Co. 5.00%, 12/15/2035	15,000	14,859
Regency Centers LP 5.10%, 1/15/2035	45,000	45,036
		180,035
RETAIL — 2.0%
AutoNation, Inc. 5.89%, 3/15/2035	70,000	71,483
O'Reilly Automotive, Inc. 5.00%, 8/19/2034	50,000	49,531
		121,014
SEMICONDUCTORS — 4.2%
Broadcom, Inc. 5.20%, 7/15/2035	105,000	105,526
Intel Corp. 5.30%, 5/15/2036	80,000	79,905
Marvell Technology, Inc. 5.45%, 7/15/2035	70,000	71,550
		256,981
SHIPBUILDING — 1.8%
Huntington Ingalls Industries, Inc. 5.75%, 1/15/2035	105,000	108,752
SOFTWARE — 4.4%
MSCI, Inc. 5.25%, 9/1/2035	70,000	68,904
Oracle Corp.:
5.50%, 8/3/2035	80,000	77,585
5.70%, 2/4/2036	55,000	54,041
Synopsys, Inc. 5.15%, 4/1/2035	70,000	69,866
		270,396
TELECOMMUNICATIONS — 3.3%
AT&T, Inc. 5.38%, 8/15/2035	126,000	127,559
T-Mobile USA, Inc. 5.30%, 5/15/2035	75,000	75,921
		203,480
Security Description	Principal Amount	Value
TRANSPORTATION — 1.2%
Canadian Pacific Railway Co. 4.80%, 9/15/2035	$25,000	$24,697
United Parcel Service, Inc. 5.25%, 5/14/2035	50,000	51,079
		75,776
TOTAL CORPORATE BONDS & NOTES (Cost $6,112,377)		5,976,714

	Shares
SHORT-TERM INVESTMENT — 1.3%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.57% (c) (d) (Cost $82,751)	82,751	82,751
TOTAL INVESTMENTS — 98.7% (Cost $6,195,128)		6,059,465
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		77,560
NET ASSETS — 100.0%		$6,137,025

(a)
Variable Rate Security - Interest rate shown is rate in effect at May 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 2.5% of net assets as of May 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at May 31, 2026.

Abbreviations:
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
See accompanying notes to Schedule of Investments.

STATE STREET MY2035 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$5,976,714	$—	$5,976,714
Short-Term Investment	82,751	—	—	82,751
TOTAL INVESTMENTS	$82,751	$5,976,714	$—	$6,059,465
Affiliate Table
	Number of Shares Held at 9/17/25*	Value at 9/17/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$452,800	$370,049	$—	$—	82,751	$82,751	$1,791

*	Commencement of operations.
See accompanying notes to Schedule of Investments.

STATE STREET MY2027 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.9%
ADVERTISING — 1.2%
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.00%, 8/15/2027 (a)	$60,000	$59,961
AEROSPACE & DEFENSE — 0.8%
ATI, Inc. 5.88%, 12/1/2027	40,000	40,050
AGRICULTURE — 1.0%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	50,000	50,004
AIRLINES — 0.9%
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	45,000	45,091
APPAREL — 1.4%
VF Corp. 2.80%, 4/23/2027	70,000	68,535
AUTO MANUFACTURERS — 6.7%
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	45,000	44,975
Ford Motor Credit Co. LLC 6.80%, 5/12/2028	30,000	30,927
Jaguar Land Rover Automotive PLC 4.50%, 10/1/2027 (a)	50,000	49,367
Nissan Motor Acceptance Co. LLC 1.85%, 9/16/2026 (a)	41,000	40,551
Nissan Motor Co. Ltd. 4.35%, 9/17/2027 (a)	175,000	172,503
		338,323
CHEMICALS — 3.0%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	50,000	49,833
Celanese U.S. Holdings LLC 7.17%, 7/15/2027	35,000	35,854
Methanex Corp. 5.13%, 10/15/2027	65,000	65,040
		150,727
COMMERCIAL SERVICES — 5.0%
Brink's Co. 4.63%, 10/15/2027 (a)	60,000	59,710
Korn Ferry 4.63%, 12/15/2027 (a)	45,000	44,688
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/2027 (a)	100,000	98,046
Service Corp. International 4.63%, 12/15/2027	20,000	19,930
United Rentals North America, Inc. 3.88%, 11/15/2027	30,000	29,694
		252,068
Security Description	Principal Amount	Value
COMPUTERS — 0.4%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	$20,000	$20,023
CONSTRUCTION MATERIALS — 0.6%
Griffon Corp. 5.75%, 3/1/2028	25,000	24,999
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	5,000	4,972
		29,971
DISTRIBUTION & WHOLESALE — 0.4%
RB Global Holdings, Inc. 6.75%, 3/15/2028 (a)	20,000	20,300
DIVERSIFIED FINANCIAL SERVICES — 5.2%
GGAM Finance Ltd. 8.00%, 2/15/2027 (a)	38,000	38,281
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	90,000	92,060
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	35,000	30,433
8.75%, 11/1/2027 (a)	20,000	18,954
Navient Corp. 5.00%, 3/15/2027	80,000	79,632
		259,360
ELECTRIC — 2.1%
NRG Energy, Inc. 4.96%, 4/30/2031 (a)	25,000	24,744
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	27,000	26,595
XPLR Infrastructure Operating Partners LP 4.50%, 9/15/2027 (a)	55,000	54,636
		105,975
ELECTRICAL COMPONENTS & EQUIPMENT — 1.0%
EnerSys 4.38%, 12/15/2027 (a)	50,000	49,648
ENTERTAINMENT — 5.0%
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	40,000	40,025
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	170,000	169,431
Motion Bondco DAC 6.63%, 11/15/2027 (a)	45,000	43,161
		252,617
ENVIRONMENTAL CONTROL — 1.0%
Enviri Corp. 5.75%, 7/31/2027 (a)	50,000	50,000
FOOD — 1.1%
B&G Foods, Inc. 5.25%, 9/15/2027	55,000	53,556
See accompanying notes to Schedule of Investments.

STATE STREET MY2027 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
GAS — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 6/1/2028 (a)	$7,000	$7,175
HEALTH CARE PRODUCTS — 1.0%
Teleflex, Inc. 4.63%, 11/15/2027	50,000	49,729
HEALTH CARE SERVICES — 4.3%
Centene Corp. 2.45%, 7/15/2028	125,000	118,590
IQVIA, Inc. 5.00%, 5/15/2027 (a)	60,000	59,980
Tenet Healthcare Corp. 5.13%, 11/1/2027	40,000	40,036
		218,606
HOME BUILDERS — 3.4%
Beazer Homes USA, Inc. 5.88%, 10/15/2027	45,000	45,009
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 6.25%, 9/15/2027 (a)	40,000	40,031
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 2/15/2028	30,000	29,753
Tri Pointe Homes, Inc.:
5.25%, 6/1/2027	25,000	24,984
5.70%, 6/15/2028	30,000	30,213
		169,990
HOUSEHOLD PRODUCTS — 0.4%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	20,000	19,925
HOUSEWARES — 0.4%
Central Garden & Pet Co. 5.13%, 2/1/2028	20,000	19,961
INTERNET — 8.6%
Cogent Communications Group LLC/Cogent Finance, Inc. 7.00%, 6/15/2027 (a)	50,000	49,896
Gen Digital, Inc. 6.75%, 9/30/2027 (a)	95,000	95,511
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a)	60,000	59,985
ION Platform Finance U.S., Inc./ION Platform Finance SARL 5.75%, 5/15/2028 (a)	20,000	18,973
Match Group Holdings II LLC 5.00%, 12/15/2027 (a)	50,000	49,867
Rakuten Group, Inc. 11.25%, 2/15/2027 (a)	150,000	155,893
		430,125
Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITIES — 2.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	$110,000	$108,869
IT SERVICES — 0.5%
Everforth, Inc. 4.63%, 5/15/2028 (a)	20,000	18,506
Pitney Bowes, Inc. 6.88%, 3/15/2027 (a)	5,000	4,999
		23,505
LEISURE TIME — 0.9%
Carnival Corp. Ltd. 4.00%, 8/1/2028 (a)	25,000	24,525
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	20,000	19,976
		44,501
LODGING — 6.6%
Boyd Gaming Corp. 4.75%, 12/1/2027	25,000	24,936
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	60,000	59,990
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	25,000	24,920
MGM Resorts International 5.50%, 4/15/2027	75,000	75,175
Travel & Leisure Co. 6.00%, 4/1/2027	45,000	45,120
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a)	100,000	100,138
		330,279
MACHINERY-DIVERSIFIED — 1.0%
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	50,000	50,025
MEDIA — 7.0%
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	8,000	8,015
DISH Network Corp. 11.75%, 11/15/2027 (a)	200,000	206,216
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	75,000	48,577
Sirius XM Radio LLC 5.00%, 8/1/2027 (a)	88,000	87,883
		350,691
MINING — 1.2%
Fortescue Treasury Pty. Ltd. 4.50%, 9/15/2027 (a)	60,000	59,708
OIL & GAS — 2.8%
SM Energy Co. 6.63%, 1/15/2027	50,000	50,058
See accompanying notes to Schedule of Investments.

STATE STREET MY2027 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Sunoco LP 5.88%, 7/15/2027 (a)	$90,000	$90,049
		140,107
OIL & GAS SERVICES — 0.4%
Oceaneering International, Inc. 6.00%, 2/1/2028	20,000	20,170
PACKAGING & CONTAINERS — 0.5%
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	25,000	24,909
PHARMACEUTICALS — 0.5%
Grifols SA 4.75%, 10/15/2028 (a)	25,000	24,615
PIPELINES — 2.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 1/15/2028 (a)	20,000	19,996
Buckeye Partners LP 4.13%, 12/1/2027	45,000	44,374
NuStar Logistics LP 5.63%, 4/28/2027	55,000	55,186
		119,556
REAL ESTATE INVESTMENT TRUSTS — 8.2%
Brandywine Operating Partnership LP 3.95%, 11/15/2027	50,000	48,807
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (a)	50,000	49,350
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	30,000	29,350
Hudson Pacific Properties LP 3.95%, 11/1/2027	45,000	43,735
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	85,000	84,838
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027	90,000	87,880
SBA Communications Corp. 3.88%, 2/15/2027	17,000	16,870
Starwood Property Trust, Inc. 4.38%, 1/15/2027 (a)	50,000	49,839
		410,669
RETAIL — 4.2%
Bath & Body Works, Inc. 5.25%, 2/1/2028	20,000	20,060
EG Global Finance PLC 12.00%, 11/30/2028 (a)	20,000	21,329
Security Description	Principal Amount	Value
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	$85,000	$84,832
Nordstrom, Inc. 4.00%, 3/15/2027	40,000	39,484
Vivo Energy Investments BV 5.13%, 9/24/2027 (a)	45,000	44,472
		210,177
SOFTWARE — 1.5%
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	75,000	75,004
TELECOMMUNICATIONS — 2.0%
Altice Financing SA 9.63%, 7/15/2027 (a)	45,000	34,779
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	5,000	3,931
Viasat, Inc. 5.63%, 4/15/2027 (a)	60,000	59,963
		98,673
TOTAL CORPORATE BONDS & NOTES (Cost $4,867,053)		4,853,178

	Shares
SHORT-TERM INVESTMENT — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.60% (b) (c) (Cost $93,334)	93,334	93,334
TOTAL INVESTMENTS — 98.8% (Cost $4,960,387)		4,946,512
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		62,609
NET ASSETS — 100.0%		$5,009,121

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 65.5% of net assets as of May 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at May 31, 2026.

Abbreviations:
REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

STATE STREET MY2027 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,853,178	$—	$4,853,178
Short-Term Investment	93,334	—	—	93,334
TOTAL INVESTMENTS	$93,334	$4,853,178	$—	$4,946,512
Affiliate Table
	Number of Shares Held at 2/26/26*	Value at 2/26/26*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$729,816	$636,482	$—	$—	93,334	$93,334	$366
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	80,631	80,631	—	—	—	—	12
Total		$—	$810,447	$717,113	$—	$—		$93,334	$378

*	Commencement of operations.
See accompanying notes to Schedule of Investments.

STATE STREET MY2028 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.7%
ADVERTISING — 0.8%
Lamar Media Corp. 3.75%, 2/15/2028	$40,000	$39,209
AEROSPACE & DEFENSE — 2.3%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	20,000	20,535
ATI, Inc. 5.88%, 12/1/2027	20,000	20,025
TransDigm, Inc. 6.38%, 3/1/2029 (a)	75,000	76,490
		117,050
AIRLINES — 1.7%
American Airlines, Inc. 7.25%, 2/15/2028 (a)	50,000	50,717
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50%, 6/1/2028 (a)	35,000	34,975
		85,692
APPAREL — 0.4%
Crocs, Inc. 4.25%, 3/15/2029 (a)	20,000	19,374
AUTO MANUFACTURERS — 2.3%
Jaguar Land Rover Automotive PLC 5.88%, 1/15/2028 (a)	35,000	34,969
Nissan Motor Acceptance Co. LLC 7.05%, 9/15/2028 (a)	50,000	51,323
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	35,000	31,201
		117,493
AUTO PARTS & EQUIPMENT — 1.6%
Tenneco, Inc. 8.00%, 11/17/2028 (a)	40,000	40,223
ZF North America Capital, Inc. 6.88%, 4/14/2028 (a)	40,000	40,956
		81,179
CHEMICALS — 5.5%
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	15,000	14,583
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	35,000	35,008
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	45,000	43,870
HB Fuller Co. 4.25%, 10/15/2028	30,000	29,599
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a)	10,000	9,643
Ingevity Corp. 3.88%, 11/1/2028 (a)	40,000	38,616
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	35,000	34,840
Security Description	Principal Amount	Value
Olympus Water U.S. Holding Corp. 4.25%, 10/1/2028 (a)	$73,000	$71,088
		277,247
COMMERCIAL SERVICES — 2.8%
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	15,000	14,410
CoreCivic, Inc. 8.25%, 4/15/2029	20,000	20,826
Deluxe Corp. 8.00%, 6/1/2029 (a)	20,000	20,266
GEO Group, Inc. 8.63%, 4/15/2029	20,000	20,856
Korn Ferry 4.63%, 12/15/2027 (a)	25,000	24,827
United Rentals North America, Inc. 4.88%, 1/15/2028	40,000	40,033
		141,218
COMPUTERS — 1.0%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	35,000	35,041
Virtusa Corp. 7.13%, 12/15/2028 (a)	15,000	12,624
		47,665
CONSTRUCTION MATERIALS — 2.6%
Griffon Corp. 5.75%, 3/1/2028	65,000	64,996
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	30,000	29,833
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	35,000	35,099
		129,928
DISTRIBUTION & WHOLESALE — 0.3%
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	15,000	14,833
DIVERSIFIED FINANCIAL SERVICES — 4.6%
Burford Capital Global Finance LLC 6.25%, 4/15/2028 (a)	15,000	14,713
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	25,000	23,988
Credit Acceptance Corp. 9.25%, 12/15/2028 (a)	50,000	52,248
Enova International, Inc. 11.25%, 12/15/2028 (a)	30,000	31,680
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	50,000	48,355
LD Holdings Group LLC 6.13%, 4/1/2028 (a)	35,000	30,433
Navient Corp. 4.88%, 3/15/2028	30,000	29,385
		230,802
See accompanying notes to Schedule of Investments.

STATE STREET MY2028 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
ELECTRIC — 2.1%
Atlantica Sustainable Infrastructure Ltd. 4.13%, 6/15/2028 (a)	$25,000	$24,480
NRG Energy, Inc. 4.96%, 4/30/2031 (a)	20,000	19,795
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	40,000	39,400
XPLR Infrastructure Operating Partners LP 7.25%, 1/15/2029 (a)	20,000	20,834
		104,509
ELECTRICAL COMPONENTS & EQUIPMENT — 1.2%
WESCO Distribution, Inc. 7.25%, 6/15/2028 (a)	60,000	60,100
ENERGY-ALTERNATE SOURCES — 0.7%
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	35,000	34,799
ENGINEERING & CONSTRUCTION — 2.7%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	20,000	19,643
Fluor Corp. 4.25%, 9/15/2028	35,000	34,363
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	20,000	19,966
Railworks Holdings LP/Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	25,000	25,085
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	35,000	34,137
		133,194
ENTERTAINMENT — 1.8%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	55,000	54,760
Live Nation Entertainment, Inc. 3.75%, 1/15/2028 (a)	35,000	34,310
		89,070
ENVIRONMENTAL CONTROL — 0.3%
Luna 1.5 SARL 12.00%, 7/1/2032 (a)	15,000	16,030
FOOD — 3.4%
B&G Foods, Inc. 8.00%, 9/15/2028 (a)	45,000	44,549
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	35,000	32,970
Chobani LLC/Chobani Finance Corp., Inc. 4.63%, 11/15/2028 (a)	35,000	34,666
U.S. Foods, Inc. 6.88%, 9/15/2028 (a)	25,000	25,624
Security Description	Principal Amount	Value
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	$30,000	$30,091
		167,900
FOREST PRODUCTS & PAPER — 0.4%
Domtar Corp. 6.75%, 10/1/2028 (a)	30,000	22,373
GAS — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 6/1/2028 (a)	8,000	8,200
HEALTH CARE PRODUCTS — 2.0%
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	65,000	67,279
Teleflex, Inc. 4.25%, 6/1/2028 (a)	35,000	34,534
		101,813
HEALTH CARE SERVICES — 4.7%
Centene Corp. 2.45%, 7/15/2028	105,000	99,615
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (a)	35,000	34,337
Team Health Holdings, Inc. 13.50%, 6/30/2028 (a)	61,350	62,851
Tenet Healthcare Corp. 6.13%, 10/1/2028	40,000	40,053
		236,856
HOME BUILDERS — 1.2%
M/I Homes, Inc. 4.95%, 2/1/2028	30,000	29,983
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 2/15/2028	30,000	29,752
		59,735
HOUSEHOLD PRODUCTS — 0.9%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	45,000	44,832
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	15,000	13,800
HOUSEWARES — 0.5%
Central Garden & Pet Co. 5.13%, 2/1/2028	25,000	24,952
INSURANCE — 1.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 4/15/2028 (a)	60,000	60,537
INTERNET — 3.5%
Angi Group LLC 3.88%, 8/15/2028 (a)	25,000	22,126
See accompanying notes to Schedule of Investments.

STATE STREET MY2028 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	$55,000	$53,285
Cars.com, Inc. 6.38%, 11/1/2028 (a)	15,000	14,708
ION Platform Finance U.S., Inc./ION Platform Finance SARL 5.75%, 5/15/2028 (a)	55,000	52,175
Match Group Holdings II LLC 4.63%, 6/1/2028 (a)	35,000	34,515
		176,809
INVESTMENT COMPANY SECURITIES — 0.4%
FS KKR Capital Corp. 3.13%, 10/12/2028	20,000	18,851
IRON/STEEL — 1.4%
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	40,000	42,789
Mineral Resources Ltd. 9.25%, 10/1/2028 (a)	24,000	24,928
		67,717
IT SERVICES — 0.7%
Everforth, Inc. 4.63%, 5/15/2028 (a)	40,000	37,013
LEISURE TIME — 0.5%
Carnival Corp. Ltd. 4.00%, 8/1/2028 (a)	25,000	24,525
LODGING — 2.2%
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	20,000	19,566
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	25,000	24,920
MGM Resorts International 4.75%, 10/15/2028	25,000	24,785
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	40,000	39,440
		108,711
MACHINERY, CONSTRUCTION & MINING — 0.7%
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	36,000	35,351
MEDIA — 5.9%
Discovery Communications LLC 3.95%, 3/20/2028	60,000	60,052
DISH DBS Corp. 5.75%, 12/1/2028 (a)	130,000	127,419
Paramount Global 4.95%, 1/15/2031	15,000	13,984
Sirius XM Radio LLC 4.00%, 7/15/2028 (a)	75,000	73,046
Virgin Media Secured Finance PLC 5.50%, 5/15/2029 (a)	20,000	19,241
		293,742
MISCELLANEOUS MANUFACTURER — 2.5%
Calderys Financing LLC 11.25%, 6/1/2028 (a)	45,000	46,604
Security Description	Principal Amount	Value
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	$40,000	$40,032
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	40,000	40,968
		127,604
OIL & GAS — 1.4%
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	20,000	20,023
Sunoco LP/Sunoco Finance Corp. 5.88%, 3/15/2028	50,000	50,081
		70,104
OIL & GAS SERVICES — 0.6%
Oceaneering International, Inc. 6.00%, 2/1/2028	30,000	30,255
PACKAGING & CONTAINERS — 2.1%
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	35,000	34,872
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	20,000	16,210
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	25,000	20,696
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	35,000	35,273
		107,051
PHARMACEUTICALS — 3.7%
Bausch Health Cos., Inc. 5.00%, 1/30/2028 (a)	75,000	63,206
Grifols SA 4.75%, 10/15/2028 (a)	50,000	49,230
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028 (a)	75,000	74,092
		186,528
PIPELINES — 4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 1/15/2028 (a)	40,000	39,991
Buckeye Partners LP 4.13%, 12/1/2027	30,000	29,583
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	60,000	59,845
Kinetik Holdings LP 6.63%, 12/15/2028 (a)	50,000	51,068
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a)	30,000	30,750
		211,237
REAL ESTATE INVESTMENT TRUSTS — 4.8%
Brandywine Operating Partnership LP 8.30%, 3/15/2028	48,000	49,828
See accompanying notes to Schedule of Investments.

STATE STREET MY2028 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Diversified Healthcare Trust 4.75%, 2/15/2028	$30,000	$29,318
Global Net Lease, Inc. 4.50%, 9/30/2028 (a)	40,000	39,115
Hudson Pacific Properties LP 5.95%, 2/15/2028	30,000	29,708
Iron Mountain, Inc. 5.25%, 3/15/2028 (a)	60,000	59,894
RHP Hotel Properties LP/RHP Finance Corp. 7.25%, 7/15/2028 (a)	30,000	30,646
		238,509
RETAIL — 4.1%
1011778 BC ULC/New Red Finance, Inc. 3.88%, 1/15/2028 (a)	75,000	73,695
Bath & Body Works, Inc. 5.25%, 2/1/2028	40,000	40,120
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a)	10,000	9,569
FirstCash, Inc. 4.63%, 9/1/2028 (a)	35,000	34,521
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	50,000	48,633
		206,538
SEMICONDUCTORS — 1.0%
Entegris, Inc. 4.38%, 4/15/2028 (a)	10,000	9,853
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	40,000	39,019
		48,872
SOFTWARE — 2.9%
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	30,000	29,352
Open Text Corp. 3.88%, 2/15/2028 (a)	50,000	48,553
PTC, Inc. 4.00%, 2/15/2028 (a)	35,000	34,355
Rocket Software, Inc. 9.00%, 11/28/2028 (a)	35,000	35,292
		147,552
TELECOMMUNICATIONS — 4.6%
Altice Financing SA 5.00%, 1/15/2028 (a)	50,000	36,653
Security Description	Principal Amount	Value
GCI LLC 4.75%, 10/15/2028 (a)	$40,000	$38,609
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	40,000	31,446
Iliad Holding SAS 7.00%, 10/15/2028 (a)	70,000	70,534
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	20,000	20,105
Viasat, Inc. 6.50%, 7/15/2028 (a)	35,000	34,993
		232,340
TRUCKING & LEASING — 1.0%
FTAI Aviation Investors LLC 5.50%, 5/1/2028 (a)	50,000	49,966
TOTAL CORPORATE BONDS & NOTES (Cost $4,905,758)		4,899,665

	Shares
SHORT-TERM INVESTMENT — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.60% (b) (c) (Cost $83,569)	83,569	83,569
TOTAL INVESTMENTS — 99.4% (Cost $4,989,327)		4,983,234
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		31,249
NET ASSETS — 100.0%		$5,014,483

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 78.9% of net assets as of May 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at May 31, 2026.
See accompanying notes to Schedule of Investments.

STATE STREET MY2028 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,899,665	$—	$4,899,665
Short-Term Investment	83,569	—	—	83,569
TOTAL INVESTMENTS	$83,569	$4,899,665	$—	$4,983,234
Affiliate Table
	Number of Shares Held at 2/26/26*	Value at 2/26/26*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$674,650	$591,081	$—	$—	83,569	$83,569	$354
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	104,200	104,200	—	—	—	—	49
Total		$—	$778,850	$695,281	$—	$—		$83,569	$403

*	Commencement of operations.
See accompanying notes to Schedule of Investments.

STATE STREET MY2029 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.8%
ADVERTISING — 3.0%
Clear Channel Outdoor Holdings, Inc. 7.50%, 6/1/2029 (a)	$40,000	$40,162
CMG Media Corp. 8.88%, 6/18/2029 (a)	20,000	16,119
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	65,000	66,475
Stagwell Global LLC 5.63%, 8/15/2029 (a)	30,000	29,134
		151,890
AEROSPACE & DEFENSE — 2.6%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	30,000	30,803
TransDigm, Inc. 6.38%, 3/1/2029 (a)	100,000	101,987
		132,790
APPAREL — 1.2%
Crocs, Inc. 4.25%, 3/15/2029 (a)	40,000	38,748
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	25,000	23,603
		62,351
AUTO MANUFACTURERS — 0.7%
Nissan Motor Acceptance Co. LLC 5.55%, 9/13/2029 (a)	25,000	24,491
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	15,000	13,372
		37,863
AUTO PARTS & EQUIPMENT — 1.5%
IHO Verwaltungs GmbH 6.38%, 5/15/2029 (a)	25,000	25,082
Phinia, Inc. 6.75%, 4/15/2029 (a)	30,000	30,858
Tenneco, Inc. 8.00%, 11/17/2028 (a)	20,000	20,111
		76,051
BANKS — 0.3%
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	15,000	15,085
CHEMICALS — 5.4%
FMC Corp. 8.00%, 6/1/2031 (a) (b)	50,000	52,261
Huntsman International LLC 4.50%, 5/1/2029	30,000	29,045
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a)	15,000	14,465
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	20,000	19,945
Methanex Corp. 5.25%, 12/15/2029	30,000	29,949
Security Description	Principal Amount	Value
Olin Corp. 5.00%, 2/1/2030	$35,000	$33,988
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a)	40,000	38,952
6.25%, 10/1/2029 (a)	25,000	24,506
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	25,000	26,542
		269,653
COAL — 1.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (a)	25,000	26,136
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	25,000	23,942
		50,078
COMMERCIAL SERVICES — 5.3%
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	25,000	24,017
AMN Healthcare, Inc. 4.00%, 4/15/2029 (a)	25,000	24,122
CPI CG, Inc. 10.00%, 7/15/2029 (a)	20,000	21,051
GEO Group, Inc. 8.63%, 4/15/2029	30,000	31,285
Hertz Corp. 12.63%, 7/15/2029 (a)	36,000	32,834
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	5,000	4,999
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/2029 (a)	15,000	12,950
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	30,000	29,449
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (a)	45,000	46,664
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	30,000	28,045
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	11,000	9,456
		264,872
COMPUTERS — 0.3%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	15,000	13,041
DISTRIBUTION & WHOLESALE — 0.3%
S&S Holdings LLC 8.38%, 10/1/2031 (a)	15,000	14,386
DIVERSIFIED FINANCIAL SERVICES — 3.2%
Enova International, Inc. 9.13%, 8/1/2029 (a)	30,000	31,405
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (a)	20,000	20,829
See accompanying notes to Schedule of Investments.

STATE STREET MY2029 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 7.75%, 5/15/2031 (a)	$45,000	$44,659
PennyMac Financial Services, Inc. 6.88%, 5/15/2032 (a)	25,000	24,508
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	25,000	25,029
PRA Group, Inc. 8.88%, 1/31/2030 (a)	15,000	15,415
		161,845
ELECTRIC — 2.5%
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	20,000	20,463
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	25,000	23,880
NRG Energy, Inc. 4.96%, 4/30/2031 (a)	50,000	49,487
XPLR Infrastructure Operating Partners LP 7.25%, 1/15/2029 (a)	30,000	31,251
		125,081
ELECTRICAL COMPONENTS & EQUIPMENT — 0.7%
WESCO Distribution, Inc. 6.38%, 3/15/2029 (a)	35,000	35,820
ELECTRONICS — 1.7%
Coherent Corp. 5.00%, 12/15/2029 (a)	59,000	58,440
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	30,000	29,062
		87,502
ENGINEERING & CONSTRUCTION — 0.9%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	20,000	19,643
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	25,000	24,958
		44,601
ENTERTAINMENT — 1.7%
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	35,000	30,529
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	30,000	29,522
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (a)	20,000	11,973
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	15,000	13,023
		85,047
Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.4%
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	$20,000	$19,898
FOOD — 0.7%
U.S. Foods, Inc. 4.75%, 2/15/2029 (a)	35,000	34,557
HEALTH CARE SERVICES — 3.8%
Centene Corp. 4.63%, 12/15/2029	15,000	14,603
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	25,000	23,952
CHS/Community Health Systems, Inc. 6.88%, 4/15/2029 (a)	40,000	39,508
Kedrion SpA 6.50%, 9/1/2029 (a)	35,000	34,502
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	45,000	47,048
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	35,000	33,547
		193,160
HOME BUILDERS — 1.6%
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 8/1/2029 (a)	30,000	28,777
Empire Communities Corp. 9.75%, 5/1/2029 (a)	30,000	30,850
LGI Homes, Inc. 4.00%, 7/15/2029 (a)	25,000	22,862
		82,489
HOME FURNISHINGS — 0.5%
Whirlpool Corp. 4.75%, 2/26/2029	25,000	23,613
HOUSEHOLD PRODUCTS — 0.6%
Edgewell Personal Care Co. 4.13%, 4/1/2029 (a)	30,000	28,682
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	15,000	13,800
INSURANCE — 2.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 5.88%, 11/1/2029 (a)	30,000	29,267
Broadstreet Partners Group LLC 5.88%, 4/15/2029 (a)	30,000	29,629
HUB International Ltd. 5.63%, 12/1/2029 (a)	30,000	29,648
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	10,000	10,201
		98,745
See accompanying notes to Schedule of Investments.

STATE STREET MY2029 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
INTERNET — 3.7%
AP Core Holdings II LLC 11.00%, 5/15/2031 (a)	$15,000	$15,704
Cars.com, Inc. 6.38%, 11/1/2028 (a)	20,000	19,611
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (a)	25,000	23,537
ION Platform Finance U.S., Inc./ION Platform Finance SARL 8.75%, 5/1/2029 (a)	45,000	41,501
Match Group Holdings II LLC 5.63%, 2/15/2029 (a)	25,000	25,002
Rakuten Group, Inc. 11.25%, 2/15/2027 (a)	50,000	51,964
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	15,000	10,344
		187,663
INVESTMENT COMPANY SECURITIES — 2.5%
BlackRock TCP Capital Corp. 6.95%, 5/30/2029	15,000	14,910
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	40,000	38,258
FS KKR Capital Corp. 6.88%, 8/15/2029	15,000	15,050
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.75%, 1/15/2029	60,000	59,541
		127,759
IT SERVICES — 1.7%
Pitney Bowes, Inc. 7.25%, 3/15/2029 (a)	50,000	50,432
Seagate Data Storage Technology Pte. Ltd. 4.09%, 6/1/2029 (a)	35,000	34,285
		84,717
LEISURE TIME — 2.4%
Carnival Corp. Ltd. 5.13%, 5/1/2029 (a)	33,000	32,958
Kingpin Intermediate Holdings LLC 7.25%, 10/15/2032 (a)	15,000	13,009
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	20,000	17,007
Sabre GLBL, Inc. 10.75%, 11/15/2029 (a)	25,000	22,516
Viking Cruises Ltd. 7.00%, 2/15/2029 (a)	35,000	35,153
		120,643
LODGING — 2.8%
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	30,000	30,649
Hilton Domestic Operating Co., Inc. 5.88%, 4/1/2029 (a)	40,000	40,591
Security Description	Principal Amount	Value
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 6/1/2029 (a)	$35,000	$34,058
Travel & Leisure Co. 6.25%, 6/1/2031 (a)	35,000	35,200
		140,498
MACHINERY, CONSTRUCTION & MINING — 0.5%
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	25,000	24,216
MACHINERY-DIVERSIFIED — 1.0%
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a)	30,000	20,844
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	30,000	28,986
		49,830
MEDIA — 4.1%
AMC Global Media, Inc. 4.25%, 2/15/2029	20,000	17,762
DISH DBS Corp. 5.13%, 6/1/2029	45,000	40,729
EchoStar Corp. 10.75%, 11/30/2029	65,000	70,652
Gray Media, Inc. 5.38%, 11/15/2031 (a)	10,000	7,170
iHeartCommunications, Inc. 10.88%, 5/1/2030 (a)	20,000	16,982
LCPR Senior Secured Financing DAC 5.13%, 7/15/2029 (a)	25,000	15,629
McGraw-Hill Education, Inc. 8.00%, 8/1/2029 (a)	30,000	30,129
Univision Communications, Inc. 8.88%, 4/15/2033 (a)	10,000	9,962
		209,015
METAL FABRICATE & HARDWARE — 1.1%
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	30,000	29,343
TMS International Corp. 6.25%, 4/15/2029 (a)	25,000	24,688
		54,031
MINING — 2.6%
Alcoa Nederland Holding BV 4.13%, 3/31/2029 (a)	30,000	29,243
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	30,000	29,774
Constellium SE 3.75%, 4/15/2029 (a)	30,000	28,917
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	20,000	21,154
PLS Group Ltd. 6.88%, 5/1/2031 (a)	20,000	20,516
		129,604
See accompanying notes to Schedule of Investments.

STATE STREET MY2029 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.4%
Amsted Industries, Inc. 4.63%, 5/15/2030 (a)	$20,000	$19,414
OFFICE & BUSINESS EQUIPMENT — 0.3%
Xerox Corp. 10.25%, 10/15/2030 (a)	15,000	13,236
OIL & GAS — 5.4%
Hilcorp Energy I LP/Hilcorp Finance Co. 6.00%, 4/15/2030 (a)	30,000	29,830
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (a)	30,000	31,200
Kraken Oil & Gas Partners LLC 7.13%, 5/15/2031 (a)	30,000	29,775
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	30,000	30,270
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	24,000	25,141
SM Energy Co. 6.75%, 8/1/2029 (a)	35,000	35,874
Sunoco LP 7.00%, 5/1/2029 (a)	60,000	61,902
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	30,000	29,559
		273,551
PACKAGING & CONTAINERS — 1.8%
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	15,000	12,157
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029 (a)	30,000	29,636
Sword Purchaser LLC 8.25%, 4/15/2033 (a)	25,000	25,750
TriMas Corp. 4.13%, 4/15/2029 (a)	25,000	24,014
		91,557
PHARMACEUTICALS — 3.2%
Accendra Health, Inc. 6.63%, 4/1/2030 (a)	25,000	15,060
Adapthealth LLC 4.63%, 8/1/2029 (a)	33,000	31,846
Bausch Health Cos., Inc. 6.25%, 2/15/2029 (a)	40,000	28,683
HLF Financing SARL LLC/Herbalife International, Inc. 7.75%, 5/1/2033 (a)	40,000	40,400
Jazz Securities DAC 4.38%, 1/15/2029 (a)	45,000	44,140
		160,129
PIPELINES — 2.0%
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63%, 3/15/2029 (a)	25,000	26,035
Hess Midstream Operations LP 6.50%, 6/1/2029 (a)	40,000	41,039
Security Description	Principal Amount	Value
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	$35,000	$36,382
		103,456
REAL ESTATE INVESTMENT TRUSTS — 3.9%
Brandywine Operating Partnership LP 8.88%, 4/12/2029	35,000	36,873
Hudson Pacific Properties LP 5.95%, 2/15/2028	20,000	19,805
Iron Mountain, Inc. 4.88%, 9/15/2029 (a)	25,000	24,563
MPT Operating Partnership LP/MPT Finance Corp. 4.63%, 8/1/2029	25,000	20,479
RHP Hotel Properties LP/RHP Finance Corp. 4.50%, 2/15/2029 (a)	40,000	39,260
Rithm Capital Corp. 8.00%, 4/1/2029 (a)	30,000	30,094
RLJ Lodging Trust LP 4.00%, 9/15/2029 (a)	25,000	23,846
		194,920
RETAIL — 4.0%
Arko Corp. 5.13%, 11/15/2029 (a)	25,000	22,860
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a)	15,000	14,354
Ferrellgas LP/Ferrellgas Finance Corp. 5.88%, 4/1/2029 (a)	5,000	4,896
FirstCash, Inc. 4.63%, 9/1/2028 (a)	20,000	19,726
Global Auto Holdings Ltd./AAG FH U.K. Ltd. 11.50%, 8/15/2029 (a)	35,000	36,310
Murphy Oil USA, Inc. 4.75%, 9/15/2029	30,000	29,495
Staples, Inc. 10.75%, 9/1/2029 (a)	55,000	52,321
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	25,000	24,223
		204,185
SEMICONDUCTORS — 1.3%
ams-OSRAM AG 12.25%, 3/30/2029 (a)	25,000	26,531
Entegris, Inc. 4.75%, 4/15/2029 (a)	40,000	39,734
		66,265
SOFTWARE — 5.5%
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	75,000	74,547
9.00%, 9/30/2029 (a)	75,000	74,108
See accompanying notes to Schedule of Investments.

STATE STREET MY2029 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CoreWeave, Inc. 9.75%, 10/1/2031 (a)	$25,000	$25,778
Elastic NV 4.13%, 7/15/2029 (a)	30,000	28,724
Open Text Corp. 3.88%, 12/1/2029 (a)	20,000	18,356
Rocket Software, Inc. 9.00%, 11/28/2028 (a)	25,000	25,209
Twilio, Inc. 3.63%, 3/15/2029	30,000	28,903
		275,625
TELECOMMUNICATIONS — 4.1%
Altice Financing SA 5.75%, 8/15/2029 (a)	50,000	36,237
Altice France SA 9.50%, 11/1/2029 (a)	45,000	45,781
Lumen Technologies, Inc. 4.50%, 1/15/2029 (a)	25,000	24,210
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	20,000	20,105
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.50%, 2/15/2029 (a)	40,000	39,516
Zegona Finance PLC 8.63%, 7/15/2029 (a)	40,000	41,923
		207,772
TRANSPORTATION — 0.3%
Seaspan Corp. 5.50%, 8/1/2029 (a)	15,000	14,522
TOTAL CORPORATE BONDS & NOTES (Cost $4,866,245)		4,875,508

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.60% (c) (d) (Cost $83,690)	83,690	$83,690
TOTAL INVESTMENTS — 98.5% (Cost $4,949,935)		4,959,198
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		74,860
NET ASSETS — 100.0%		$5,034,058

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 86.6% of net assets as of May 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at May 31, 2026.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,875,508	$—	$4,875,508
Short-Term Investment	83,690	—	—	83,690
TOTAL INVESTMENTS	$83,690	$4,875,508	$—	$4,959,198
See accompanying notes to Schedule of Investments.

STATE STREET MY2029 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 2/26/26*	Value at 2/26/26*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$1,013,907	$930,217	$—	$—	83,690	$83,690	$640
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	150,753	150,753	—	—	—	—	78
Total		$—	$1,164,660	$1,080,970	$—	$—		$83,690	$718

*	Commencement of operations.
See accompanying notes to Schedule of Investments.

STATE STREET MY2030 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 94.8%
ADVERTISING — 0.2%
Advantage Sales & Marketing, Inc. 9.00%, 11/15/2030 (a)	$10,000	$8,314
AEROSPACE & DEFENSE — 1.3%
ATI, Inc. 7.25%, 8/15/2030	25,000	25,971
Bombardier, Inc. 8.75%, 11/15/2030 (a)	35,000	37,152
		63,123
AGRICULTURE — 0.8%
Darling Ingredients, Inc. 6.00%, 6/15/2030 (a)	40,000	40,414
APPAREL — 0.4%
William Carter Co. 7.38%, 2/15/2031 (a)	20,000	20,687
AUTO MANUFACTURERS — 2.1%
New Flyer Holdings, Inc. 9.25%, 7/1/2030 (a)	30,000	32,204
Nissan Motor Co. Ltd. 4.81%, 9/17/2030 (a)	80,000	74,951
		107,155
AUTO PARTS & EQUIPMENT — 2.0%
Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.13%, 4/15/2031 (a)	25,000	25,035
IHO Verwaltungs GmbH 7.75%, 11/15/2030 (a)	30,000	31,009
ZF North America Capital, Inc. 7.13%, 4/14/2030 (a)	45,000	45,310
		101,354
CHEMICALS — 2.9%
FMC Corp. 8.00%, 6/1/2031 (a) (b)	50,000	52,261
Huntsman International LLC 2.95%, 6/15/2031	15,000	12,947
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	25,000	23,315
Olin Corp. 5.00%, 2/1/2030	30,000	29,132
SNF Group SACA 3.38%, 3/15/2030 (a)	10,000	9,319
Tronox, Inc. 9.13%, 9/30/2030 (a)	20,000	20,243
		147,217
COMMERCIAL SERVICES — 3.2%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (a)	45,000	46,473
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	20,000	13,371
Security Description	Principal Amount	Value
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	$20,000	$19,632
RR Donnelley & Sons Co. 11.00%, 6/1/2031 (a)	25,000	24,287
Sotheby's 8.25%, 4/15/2031 (a)	15,000	14,766
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	40,000	41,043
		159,572
COMPUTERS — 0.9%
McAfee Corp. 7.38%, 2/15/2030 (a)	50,000	42,763
CONSTRUCTION MATERIALS — 2.4%
CP Atlas Buyer, Inc. 9.75%, 7/15/2030 (a)	25,000	23,521
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.63%, 12/15/2030 (a)	50,000	51,152
Standard Industries, Inc. 4.38%, 7/15/2030 (a)	50,000	47,643
		122,316
DIVERSIFIED FINANCIAL SERVICES — 5.8%
Aretec Group, Inc. 10.00%, 8/15/2030 (a)	25,000	26,536
Burford Capital Global Finance LLC 6.88%, 4/15/2030 (a)	10,000	9,513
Credit Acceptance Corp. 6.63%, 3/15/2030 (a)	25,000	25,168
CrossCountry Intermediate HoldCo LLC 6.50%, 10/1/2030 (a)	30,000	29,571
Encore Capital Group, Inc. 8.50%, 5/15/2030 (a)	30,000	31,909
goeasy Ltd. 6.88%, 5/15/2030 (a)	28,000	25,183
Navient Corp. 9.38%, 7/25/2030	25,000	25,470
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 7.75%, 5/15/2031 (a)	45,000	44,658
PennyMac Financial Services, Inc. 6.88%, 5/15/2032 (a)	25,000	24,508
PRA Group, Inc. 8.88%, 1/31/2030 (a)	20,000	20,554
TrueNoord Capital DAC 8.75%, 3/1/2030 (a)	25,000	25,604
		288,674
ELECTRIC — 2.0%
ContourGlobal Power Holdings SA 6.75%, 2/28/2030 (a)	30,000	30,695
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	25,000	23,879
NRG Energy, Inc. 4.96%, 4/30/2031 (a)	25,000	24,744
See accompanying notes to Schedule of Investments.

STATE STREET MY2030 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
XPLR Infrastructure Operating Partners LP 7.25%, 1/15/2029 (a)	$20,000	$20,834
		100,152
ELECTRONICS — 0.9%
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	35,000	32,811
4.38%, 2/15/2030 (a)	11,000	10,682
		43,493
ENTERTAINMENT — 1.8%
Caesars Entertainment, Inc. 7.00%, 2/15/2030 (a)	25,000	25,291
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	18,000	17,713
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63%, 9/1/2029 (a)	10,000	5,986
Resorts World Las Vegas LLC/RWLV Capital, Inc. 8.45%, 7/27/2030 (a)	20,000	19,900
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	25,000	21,706
		90,596
ENVIRONMENTAL CONTROL — 0.4%
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	20,000	19,898
HEALTH CARE PRODUCTS — 0.4%
Embecta Corp. 5.00%, 2/15/2030 (a)	25,000	19,376
HEALTH CARE SERVICES — 6.0%
Centene Corp. 4.63%, 12/15/2029	15,000	14,603
CHS/Community Health Systems, Inc. 6.13%, 4/1/2030 (a)	50,000	45,490
DaVita, Inc. 4.63%, 6/1/2030 (a)	75,000	72,868
Encompass Health Corp. 4.75%, 2/1/2030	35,000	34,450
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	30,000	30,221
Kedrion SpA 6.50%, 9/1/2029 (a)	20,000	19,716
MPH Acquisition Holdings LLC 5.75%, 12/31/2030 (a)	30,000	24,158
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	30,000	29,690
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	30,000	30,578
		301,774
Security Description	Principal Amount	Value
HOME BUILDERS — 0.6%
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	$30,000	$28,809
HOME FURNISHINGS — 0.4%
FXI Holdings, Inc. 11.00%, 11/15/2030 (a)	25,000	20,994
HOUSEWARES — 0.9%
Central Garden & Pet Co. 4.13%, 10/15/2030	45,000	42,638
INSURANCE — 2.9%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/6/2030 (a)	40,000	39,960
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	10,000	10,039
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	15,000	15,059
CRC Insurance Group LLC 7.13%, 6/1/2031 (a)	10,000	10,022
HUB International Ltd. 7.25%, 6/15/2030 (a)	25,000	25,700
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/2030 (a)	25,000	25,503
Nassau Cos., of New York 7.88%, 7/15/2030 (a)	20,000	19,066
		145,349
INTERNET — 2.0%
AP Core Holdings II LLC 11.00%, 5/15/2031 (a)	15,000	15,704
ION Platform Finance U.S., Inc./ION Platform Finance SARL 9.00%, 8/1/2029 (a)	10,000	9,178
Match Group Holdings II LLC 4.13%, 8/1/2030 (a)	30,000	28,254
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	30,000	28,483
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	30,000	20,687
		102,306
INVESTMENT COMPANY SECURITIES — 0.9%
FS KKR Capital Corp. 6.88%, 8/15/2029	20,000	20,067
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.00%, 6/15/2030	25,000	23,772
		43,839
See accompanying notes to Schedule of Investments.

STATE STREET MY2030 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
IT SERVICES — 0.5%
Seagate Data Storage Technology Pte. Ltd. 5.88%, 7/15/2030 (a)	$25,000	$25,446
LEISURE TIME — 1.8%
Kingpin Intermediate Holdings LLC 7.25%, 10/15/2032 (a)	15,000	13,009
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	37,000	38,113
Sabre GLBL, Inc. 10.75%, 3/15/2030 (a)	45,000	39,939
		91,061
LODGING — 1.6%
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	15,000	15,325
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	40,000	39,633
Travel & Leisure Co. 4.63%, 3/1/2030 (a)	25,000	24,033
		78,991
MEDIA — 9.3%
AMC Global Media, Inc. 10.50%, 7/15/2032 (a)	15,000	15,522
Block Communications, Inc. 10.25%, 3/1/2031 (a)	10,000	9,347
CSC Holdings LLC 4.13%, 12/1/2030 (a)	75,000	42,811
Directv Financing LLC 8.88%, 2/1/2030 (a)	65,000	66,683
Discovery Communications LLC 3.63%, 5/15/2030	40,000	37,104
EW Scripps Co. 9.88%, 8/15/2030 (a)	25,000	23,898
Gray Media, Inc. 5.38%, 11/15/2031 (a)	25,000	17,926
iHeartCommunications, Inc. 10.88%, 5/1/2030 (a)	35,000	29,718
LCPR Senior Secured Financing DAC 5.13%, 7/15/2029 (a)	10,000	6,252
McGraw-Hill Education, Inc. 8.00%, 8/1/2029 (a)	20,000	20,086
Paramount Global:
4.20%, 5/19/2032	45,000	38,924
4.95%, 1/15/2031	15,000	13,984
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a)	20,000	17,817
Univision Communications, Inc. 8.88%, 4/15/2033 (a)	10,000	9,962
Versant Media Group, Inc. 7.25%, 1/30/2031 (a)	20,000	20,772
Virgin Media Secured Finance PLC 4.50%, 8/15/2030 (a)	55,000	47,860
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a)	15,000	13,081
Security Description	Principal Amount	Value
Ziggo BV 4.88%, 1/15/2030 (a)	$35,000	$32,662
		464,409
METAL FABRICATE & HARDWARE — 0.7%
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	25,000	26,234
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	10,000	9,781
		36,015
MINING — 4.0%
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	30,000	30,653
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	25,000	26,195
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	25,000	26,442
Novelis Corp. 6.88%, 1/30/2030 (a)	65,000	66,843
PLS Group Ltd. 6.88%, 5/1/2031 (a)	20,000	20,516
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	30,000	31,422
		202,071
MISCELLANEOUS MANUFACTURER — 0.5%
Amsted Industries, Inc. 4.63%, 5/15/2030 (a)	25,000	24,268
OFFICE & BUSINESS EQUIPMENT — 0.4%
Xerox Corp. 10.25%, 10/15/2030 (a)	25,000	22,060
OIL & GAS — 6.5%
Breakwater Energy Holdings SARL 9.25%, 11/15/2030 (a)	35,000	37,144
Chord Energy Corp. 6.00%, 10/1/2030 (a)	45,000	45,541
Hilcorp Energy I LP/Hilcorp Finance Co. 6.00%, 4/15/2030 (a)	30,000	29,830
Kraken Oil & Gas Partners LLC 7.13%, 5/15/2031 (a)	30,000	29,775
Noble Finance II LLC 8.00%, 4/15/2030 (a)	45,000	46,787
PBF Holding Co. LLC/PBF Finance Corp. 9.88%, 3/15/2030 (a)	45,000	48,107
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	30,000	31,313
SM Energy Co. 6.75%, 8/1/2029 (a)	25,000	25,624
Valaris Ltd. 8.38%, 4/30/2030 (a)	30,000	31,214
		325,335
OIL & GAS SERVICES — 4.2%
Kodiak Gas Services LLC 5.88%, 4/1/2031 (a)	43,000	43,230
See accompanying notes to Schedule of Investments.

STATE STREET MY2030 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SESI LLC 7.88%, 9/30/2030 (a)	$35,000	$36,136
TGS ASA 8.50%, 1/15/2030 (a)	30,000	31,534
Tidewater, Inc. 9.13%, 7/15/2030 (a)	30,000	32,301
Viridien 10.00%, 10/15/2030 (a)	25,000	26,703
WBI Operating LLC 6.25%, 10/15/2030 (a)	40,000	40,369
		210,273
PACKAGING & CONTAINERS — 3.5%
Ardagh Group SA 9.50%, 12/1/2030 (a)	55,000	58,705
Cascades, Inc./Cascades USA, Inc. 6.75%, 7/15/2030 (a)	25,000	25,400
Clydesdale Acquisition Holdings, Inc. 8.75%, 4/15/2030 (a)	20,000	19,215
Mauser Packaging Solutions Holding Co. 9.25%, 4/15/2030 (a)	50,000	47,906
Sword Purchaser LLC 8.25%, 4/15/2033 (a)	25,000	25,750
		176,976
PHARMACEUTICALS — 3.0%
Accendra Health, Inc. 6.63%, 4/1/2030 (a)	25,000	15,060
Adapthealth LLC 5.13%, 3/1/2030 (a)	30,000	29,083
Bausch Health Cos., Inc. 14.00%, 10/15/2030 (a)	45,000	42,678
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	25,000	24,839
HLF Financing SARL LLC/Herbalife International, Inc. 7.75%, 5/1/2033 (a)	40,000	40,400
		152,060
PIPELINES — 0.2%
Excelerate Energy LP 8.00%, 5/15/2030 (a)	10,000	10,580
REAL ESTATE INVESTMENT TRUSTS — 4.8%
Arbor Realty SR, Inc. 7.88%, 7/15/2030 (a)	20,000	18,787
Diversified Healthcare Trust 4.38%, 3/1/2031	25,000	22,780
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.38%, 9/30/2030 (a)	25,000	24,974
Hudson Pacific Properties LP 5.95%, 2/15/2028	20,000	19,805
Iron Mountain, Inc. 5.25%, 7/15/2030 (a)	45,000	44,480
Security Description	Principal Amount	Value
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	$20,000	$20,274
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 2/1/2030 (a)	30,000	30,705
Rithm Capital Corp. 8.00%, 4/1/2029 (a)	25,000	25,078
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	35,000	34,014
		240,897
RETAIL — 3.8%
Carvana Co. 9.00%, 6/1/2031 (a)	45,000	49,725
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (a)	40,000	39,012
FirstCash, Inc. 5.63%, 1/1/2030 (a)	30,000	29,932
Staples, Inc. 10.75%, 9/1/2029 (a)	25,000	23,782
White Cap Supply Holdings LLC 7.38%, 11/15/2030 (a)	15,000	14,950
Yum! Brands, Inc. 4.75%, 1/15/2030 (a)	35,000	34,516
		191,917
SEMICONDUCTORS — 0.8%
Kioxia Holdings Corp. 6.25%, 7/24/2030 (a)	40,000	41,247
SOFTWARE — 3.9%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	50,000	48,201
Cloud Software Group, Inc. 9.00%, 9/30/2029 (a)	20,000	19,762
CoreWeave, Inc.:
9.25%, 6/1/2030 (a)	25,000	25,509
9.75%, 10/1/2031 (a)	35,000	36,090
Open Text Corp. 3.88%, 12/1/2029 (a)	15,000	13,767
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	40,000	36,749
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/2030 (a)	20,000	15,651
		195,729
TELECOMMUNICATIONS — 3.5%
Ciena Corp. 4.00%, 1/31/2030 (a)	30,000	28,756
Connect Holding II LLC 10.50%, 4/3/2031 (a)	20,000	20,361
Core Scientific Finance I LLC 7.75%, 5/15/2031 (a)	35,000	35,817
Edged Compute LLC 7.50%, 4/30/2031 (a)	15,000	15,044
See accompanying notes to Schedule of Investments.

STATE STREET MY2030 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Flash Compute LLC 7.25%, 12/31/2030 (a)	$15,000	$15,484
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	20,000	20,105
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	15,000	15,017
SE Cosmos LLC 8.88%, 5/1/2031 (a)	25,000	26,160
		176,744
TRANSPORTATION — 0.6%
Rand Parent LLC 8.50%, 2/15/2030 (a)	30,000	30,937
TOTAL CORPORATE BONDS & NOTES (Cost $4,766,389)		4,757,829

	Shares
SHORT-TERM INVESTMENT — 4.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.60% (c) (d) (Cost $209,664)	209,664	209,664
TOTAL INVESTMENTS — 99.0% (Cost $4,976,053)		4,967,493
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		48,035
NET ASSETS — 100.0%		$5,015,528

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 86.9% of net assets as of May 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at May 31, 2026.

Abbreviations:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,757,829	$—	$4,757,829
Short-Term Investment	209,664	—	—	209,664
TOTAL INVESTMENTS	$209,664	$4,757,829	$—	$4,967,493
Affiliate Table
	Number of Shares Held at 2/26/26*	Value at 2/26/26*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$1,124,596	$914,932	$—	$—	209,664	$209,664	$862
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	141,103	141,103	—	—	—	—	84
Total		$—	$1,265,699	$1,056,035	$—	$—		$209,664	$946

*	Commencement of operations.
See accompanying notes to Schedule of Investments.

STATE STREET MY2031 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.0%
ADVERTISING — 0.8%
Neptune Bidco U.S., Inc. 10.38%, 5/15/2031 (a)	$40,000	$41,789
AEROSPACE & DEFENSE — 1.4%
ATI, Inc. 5.13%, 10/1/2031	30,000	29,729
Bombardier, Inc. 7.25%, 7/1/2031 (a)	40,000	42,087
		71,816
AIRLINES — 1.1%
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	60,000	55,215
APPAREL — 1.0%
Crocs, Inc. 4.13%, 8/15/2031 (a)	13,000	12,111
William Carter Co. 7.38%, 2/15/2031 (a)	35,000	36,202
		48,313
AUTO MANUFACTURERS — 1.8%
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	50,000	46,829
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	40,000	41,131
		87,960
AUTO PARTS & EQUIPMENT — 1.7%
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031	30,000	26,637
ZF North America Capital, Inc. 7.50%, 3/24/2031 (a)	60,000	60,578
		87,215
CHEMICALS — 3.2%
Cerdia Finanz GmbH 9.38%, 10/3/2031 (a)	35,000	30,985
FMC Corp. 8.00%, 6/1/2031 (a) (b)	50,000	52,261
Huntsman International LLC 2.95%, 6/15/2031	35,000	30,211
Olympus Water U.S. Holding Corp. 7.25%, 6/15/2031 (a)	30,000	30,457
Tronox, Inc. 9.13%, 9/30/2030 (a)	15,000	15,182
		159,096
COMMERCIAL SERVICES — 3.4%
AMN Healthcare, Inc. 6.50%, 1/15/2031 (a)	30,000	30,138
GEO Group, Inc. 10.25%, 4/15/2031	35,000	37,877
RR Donnelley & Sons Co. 11.00%, 6/1/2031 (a)	25,000	24,287
Security Description	Principal Amount	Value
Sotheby's 8.25%, 4/15/2031 (a)	$30,000	$29,531
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	30,000	30,190
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	20,000	20,522
		172,545
CONSTRUCTION MATERIALS — 0.6%
Knife River Corp. 7.75%, 5/1/2031 (a)	30,000	31,142
DISTRIBUTION & WHOLESALE — 0.5%
S&S Holdings LLC 8.38%, 10/1/2031 (a)	25,000	23,977
DIVERSIFIED FINANCIAL SERVICES — 7.1%
Bread Financial Holdings, Inc. 6.75%, 5/15/2031 (a)	35,000	35,818
Burford Capital Global Finance LLC 9.25%, 7/1/2031 (a)	20,000	19,279
Coinbase Global, Inc. 3.63%, 10/1/2031 (a)	30,000	26,488
Jane Street Group/JSG Finance, Inc. 7.13%, 4/30/2031 (a)	25,000	25,948
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.63%, 10/15/2031 (a)	35,000	34,500
Navient Corp.:
9.38%, 10/15/2031	30,000	29,899
11.50%, 3/15/2031	25,000	26,606
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 7.75%, 5/15/2031 (a)	45,000	44,658
PennyMac Financial Services, Inc. 6.88%, 5/15/2032 (a)	25,000	24,508
SLM Corp. SOFR + 2.71%, 6.50%, 5/15/2032 (c)	50,000	50,008
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	35,000	36,833
		354,545
ELECTRIC — 2.7%
Emera U.S. Finance LLC Series A, 5 yr. CMT + 2.87%, 6.65%, 10/1/2056 (c)	17,000	17,163
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	25,000	25,981
NRG Energy, Inc. 4.96%, 4/30/2031 (a)	50,000	49,488
XPLR Infrastructure Operating Partners LP 7.25%, 1/15/2029 (a)	40,000	41,668
		134,300
ELECTRICAL COMPONENTS & EQUIPMENT — 1.1%
EnerSys 6.63%, 1/15/2032 (a)	25,000	25,739
See accompanying notes to Schedule of Investments.

STATE STREET MY2031 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
WESCO Distribution, Inc. 5.25%, 4/15/2031 (a)	$30,000	$29,761
		55,500
ELECTRONICS — 1.3%
Atkore, Inc. 4.25%, 6/1/2031 (a)	30,000	28,604
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	40,000	37,499
		66,103
ENTERTAINMENT — 2.6%
Caesars Entertainment, Inc. 6.50%, 2/15/2032 (a)	20,000	19,514
Discovery Global Holdings, Inc. 4.28%, 3/15/2032	25,000	22,001
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 11.88%, 4/15/2031 (a)	40,000	43,456
Motion Finco SARL 8.38%, 2/15/2032 (a)	15,000	12,356
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.88%, 9/1/2031 (a)	25,000	12,343
Resorts World Las Vegas LLC/RWLV Capital, Inc. 8.45%, 7/27/2030 (a)	20,000	19,900
		129,570
ENVIRONMENTAL CONTROL — 1.2%
Clean Harbors, Inc. 6.38%, 2/1/2031 (a)	35,000	35,563
Luna 1.5 SARL 12.00%, 7/1/2032 (a)	25,000	26,716
		62,279
FOOD — 0.7%
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	35,000	35,245
FOOD SERVICE — 0.6%
TKC Holdings, Inc. 12.00%, 2/15/2031 (a)	30,000	31,275
HEALTH CARE SERVICES — 1.9%
DaVita, Inc. 3.75%, 2/15/2031 (a)	60,000	55,801
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	30,000	26,956
MPH Acquisition Holdings LLC 5.75%, 12/31/2030 (a)	15,000	12,079
		94,836
HOLDING COMPANIES-DIVERSIFIED — 1.6%
Clue Opco LLC 9.50%, 10/15/2031 (a)	30,000	28,185
Security Description	Principal Amount	Value
Stena International SA 7.25%, 1/15/2031 (a)	$50,000	$51,265
		79,450
HOME FURNISHINGS — 0.5%
FXI Holdings, Inc. 11.00%, 11/15/2030 (a)	10,000	8,397
Whirlpool Corp. 2.40%, 5/15/2031	25,000	19,156
		27,553
HOUSEWARES — 0.8%
Central Garden & Pet Co.:
4.13%, 10/15/2030	15,000	14,213
4.13%, 4/30/2031 (a)	30,000	28,170
		42,383
INSURANCE — 6.3%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/6/2030 (a)	20,000	19,980
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.00%, 1/15/2031 (a)	50,000	50,752
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	45,000	45,336
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	30,000	30,119
CRC Insurance Group LLC 7.13%, 6/1/2031 (a)	110,000	110,239
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.25%, 2/15/2031 (a)	45,000	44,604
Nassau Cos., of New York 7.88%, 7/15/2030 (a)	15,000	14,300
		315,330
INTERNET — 1.2%
AP Core Holdings II LLC 11.00%, 5/15/2031 (a)	15,000	15,704
Match Group Holdings II LLC 3.63%, 10/1/2031 (a)	35,000	31,381
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	16,000	11,033
		58,118
IRON/STEEL — 1.1%
Mineral Resources Ltd.:
6.00%, 5/1/2032 (a)	30,000	29,880
7.00%, 4/1/2031 (a)	25,000	25,990
		55,870
IT SERVICES — 2.0%
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	35,000	35,386
See accompanying notes to Schedule of Investments.

STATE STREET MY2031 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Seagate Data Storage Technology Pte. Ltd. 8.50%, 7/15/2031 (a)	$40,000	$41,810
Unisys Corp. 10.63%, 1/15/2031 (a)	25,000	24,377
		101,573
LEISURE TIME — 0.3%
Kingpin Intermediate Holdings LLC 7.25%, 10/15/2032 (a)	15,000	13,009
LODGING — 2.3%
Hilton Domestic Operating Co., Inc. 4.00%, 5/1/2031 (a)	50,000	47,396
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.63%, 1/15/2032 (a)	30,000	30,541
Travel & Leisure Co. 6.25%, 6/1/2031 (a)	35,000	35,200
		113,137
MACHINERY, CONSTRUCTION & MINING — 0.4%
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	20,000	20,315
MEDIA — 5.8%
AMC Global Media, Inc. 10.50%, 7/15/2032 (a)	15,000	15,522
Block Communications, Inc. 10.25%, 3/1/2031 (a)	15,000	14,020
CSC Holdings LLC 3.38%, 2/15/2031 (a)	60,000	33,627
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 2/15/2031 (a)	39,000	40,818
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (a)	15,000	14,399
Gray Media, Inc. 5.38%, 11/15/2031 (a)	20,000	14,341
Paramount Global:
4.20%, 5/19/2032	55,000	47,573
4.95%, 1/15/2031	20,000	18,646
Univision Communications, Inc.:
8.50%, 7/31/2031 (a)	35,000	35,253
8.88%, 4/15/2033 (a)	10,000	9,962
Versant Media Group, Inc. 7.25%, 1/30/2031 (a)	45,000	46,738
		290,899
METAL FABRICATE & HARDWARE — 0.4%
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	20,000	20,987
MINING — 2.8%
Fortescue Treasury Pty. Ltd. 4.38%, 4/1/2031 (a)	50,000	47,792
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a)	35,000	33,545
Security Description	Principal Amount	Value
Novelis Corp. 3.88%, 8/15/2031 (a)	$40,000	$36,382
PLS Group Ltd. 6.88%, 5/1/2031 (a)	20,000	20,516
		138,235
OFFICE & BUSINESS EQUIPMENT — 0.4%
Xerox Corp. 10.25%, 10/15/2030 (a)	20,000	17,648
OIL & GAS — 4.8%
CVR Energy, Inc. 7.50%, 2/15/2031 (a)	30,000	30,329
Hilcorp Energy I LP/Hilcorp Finance Co. 6.00%, 2/1/2031 (a)	40,000	39,454
Kraken Oil & Gas Partners LLC 7.13%, 5/15/2031 (a)	30,000	29,775
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	35,000	35,603
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 6/1/2034 (a)	20,000	19,909
SM Energy Co. 8.75%, 7/1/2031 (a)	50,000	52,370
Transocean International Ltd. 7.50%, 4/15/2031	30,000	30,830
		238,270
OIL & GAS SERVICES — 2.1%
Enerflex, Inc. 6.88%, 1/15/2031 (a)	35,000	35,955
Kodiak Gas Services LLC 5.88%, 4/1/2031 (a)	43,000	43,230
Star Holding LLC 8.75%, 8/1/2031 (a)	25,000	25,423
		104,608
PACKAGING & CONTAINERS — 0.5%
Sword Purchaser LLC 8.25%, 4/15/2033 (a)	25,000	25,750
PHARMACEUTICALS — 1.2%
Accendra Health, Inc. 6.63%, 4/1/2030 (a)	15,000	9,036
Bausch Health Cos., Inc. 5.25%, 2/15/2031 (a)	20,000	11,477
HLF Financing SARL LLC/Herbalife International, Inc. 7.75%, 5/1/2033 (a)	40,000	40,400
		60,913
PIPELINES — 1.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 6.63%, 2/1/2032 (a)	20,000	20,422
See accompanying notes to Schedule of Investments.

STATE STREET MY2031 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	$55,000	$54,188
		74,610
REAL ESTATE INVESTMENT TRUSTS — 2.5%
Blackstone Mortgage Trust, Inc. 6.25%, 6/1/2031 (a)	30,000	29,501
Brandywine Operating Partnership LP 6.13%, 1/15/2031	20,000	18,760
Diversified Healthcare Trust 4.38%, 3/1/2031	25,000	22,781
MPT Operating Partnership LP/MPT Finance Corp. 3.50%, 3/15/2031	40,000	28,709
Rithm Capital Corp. 8.50%, 6/1/2031 (a)	25,000	24,972
		124,723
RETAIL — 2.8%
Carvana Co. 9.00%, 6/1/2031 (a)	70,000	77,349
Ferrellgas LP/Ferrellgas Finance Corp. 9.25%, 1/15/2031 (a)	35,000	36,871
Petco Health & Wellness Co., Inc. 8.25%, 2/1/2031 (a)	25,000	25,025
		139,245
SOFTWARE — 4.1%
CoreWeave, Inc.:
9.00%, 2/1/2031 (a)	30,000	30,415
9.75%, 10/1/2031 (a)	60,000	61,868
Open Text Corp. 3.88%, 12/1/2029 (a)	40,000	36,712
UKG, Inc. 6.88%, 2/1/2031 (a)	75,000	73,747
		202,742
TELECOMMUNICATIONS — 16.5%
Altice France SA 6.50%, 10/15/2031 (a)	30,000	29,184
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	25,000	25,194
Connect Holding II LLC 10.50%, 4/3/2031 (a)	75,000	76,355
Core Scientific Finance I LLC 7.75%, 5/15/2031 (a)	90,000	92,101
Edged Compute LLC 7.50%, 4/30/2031 (a)	45,000	45,133
Iliad Holding SAS 8.50%, 4/15/2031 (a)	45,000	47,676
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	145,000	145,763
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	20,000	20,022
Security Description	Principal Amount	Value
SE Cosmos LLC 8.88%, 5/1/2031 (a)	$25,000	$26,160
SV RNO Property Owner 1 LLC 5.88%, 3/1/2031 (a)	120,000	118,464
Viasat, Inc. 7.50%, 5/30/2031 (a)	40,000	40,412
Vmed O2 U.K. Financing I PLC 4.25%, 1/31/2031 (a)	95,000	79,437
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	75,000	79,160
		825,061
TRANSPORTATION — 0.4%
RXO, Inc. 6.38%, 5/15/2031 (a)	20,000	20,155
TOTAL CORPORATE BONDS & NOTES (Cost $4,871,224)		4,853,305

	Shares
SHORT-TERM INVESTMENT — 4.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.60% (d) (e) (Cost $210,455)	210,455	210,455
TOTAL INVESTMENTS — 101.2% (Cost $5,081,679)		5,063,760
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(59,882)
NET ASSETS — 100.0%		$5,003,878

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 87.6% of net assets as of May 31, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)	When-issued security.
(c)
Variable Rate Security - Interest rate shown is rate in effect at May 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at May 31, 2026.

Abbreviations:
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
See accompanying notes to Schedule of Investments.

STATE STREET MY2031 HIGH YIELD CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,853,305	$—	$4,853,305
Short-Term Investment	210,455	—	—	210,455
TOTAL INVESTMENTS	$210,455	$4,853,305	$—	$5,063,760
Affiliate Table
	Number of Shares Held at 2/26/26*	Value at 2/26/26*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$1,427,059	$1,216,604	$—	$—	210,455	$210,455	$1,189
State Street Institutional U.S. Government Money Market Fund, Premier Class	—	—	422,873	422,873	—	—	—	—	256
Total		$—	$1,849,932	$1,639,477	$—	$—		$210,455	$1,445

*	Commencement of operations.
See accompanying notes to Schedule of Investments.

STATE STREET MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 107.2%
ARIZONA — 1.7%
City of Mesa Utility System Revenue, AZ 5.00%, 7/1/2026 (a)	$150,000	$150,250
CALIFORNIA — 10.6%
Arcadia Unified School District, General Obligation, CA 4.00%, 8/1/2038	225,000	225,084
Los Angeles Department of Water & Power Revenue, CA Series D, 5.00%, 7/1/2026	250,000	250,463
Los Angeles Department of Water & Power Water System Revenue, CA Series C, 5.00%, 7/1/2026	100,000	100,178
State of California, General Obligation, CA:
4.00%, 9/1/2026	2,000	2,007
5.00%, 9/1/2028	50,000	50,309
Sunnyvale School District, General Obligation, CA 5.00%, 9/1/2026 (a)	150,000	150,875
Temecula Valley Unified School District, General Obligation, CA 5.00%, 8/1/2026	150,000	150,620
		929,536
COLORADO — 3.1%
City & County of Denver Airport System Revenue, CO Series C, 5.00%, 11/15/2026	20,000	20,210
Colorado Health Facilities Authority Revenue, CO Series A, 5.00%, 12/1/2026 (a)	150,000	151,568
Larimer Weld & Boulder County School District R-2J Thompson, General Obligation, CO Series J, State Aid Withholding, 5.50%, 12/15/2026	100,000	101,530
		273,308
CONNECTICUT — 2.3%
State of Connecticut Special Tax Revenue, CT Series A, 5.00%, 9/1/2027	200,000	201,136
DELAWARE — 5.5%
Delaware State Health Facilities Authority Revenue, DE 5.00%, 10/1/2026	100,000	100,742
Delaware Transportation Authority Revenue, DE:
5.00%, 7/1/2026	155,000	155,305
5.00%, 9/1/2026	225,000	226,326
		482,373
Security Description	Principal Amount	Value
FLORIDA — 10.1%
City of Gainesville Utilities System Revenue, FL Series A, 5.00%, 10/1/2026	$65,000	$65,482
Escambia County School Board Revenue, FL 5.00%, 9/1/2027	30,000	30,173
Florida Municipal Power Agency Revenue, FL:
Series A, 5.00%, 10/1/2027	170,000	171,167
Series A, 5.00%, 10/1/2028	270,000	272,024
South Florida Water Management District,Certificate Participation,FL COPs, 5.00%, 10/1/2026	250,000	251,896
Tampa Bay Water Revenue, FL Series A, 5.00%, 10/1/2037	95,000	95,540
		886,282
GEORGIA — 2.5%
Richmond County Board of Education, General Obligation, GA State Aid Withholding, 5.00%, 10/1/2026	220,000	221,735
ILLINOIS — 5.1%
Illinois Finance Authority Revenue, IL Series A, 4.00%, 10/1/2034	225,000	225,148
Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington, General Obligation, IL 5.00%, 12/1/2026	200,000	202,130
State of Illinois, General Obligation, IL Series B, 5.00%, 10/1/2026	20,000	20,141
		447,419
INDIANA — 4.3%
City of Indianapolis Department of Public Utilities Water System Revenue, IN Series A, 5.00%, 10/1/2026	135,000	136,037
Indiana Municipal Power Agency Revenue, IN Series C, 5.00%, 1/1/2027	35,000	35,064
Indianapolis Local Public Improvement Bond Bank Revenue, IN Series A, 5.00%, 6/1/2026	20,000	20,000
Richland-Bean Blossom School Building Corp. Revenue, IN State Aid Intercept, 5.00%, 7/15/2026	185,000	185,389
		376,490
KANSAS — 1.8%
Johnson County Public Building Commission Revenue, KS Series A, 5.00%, 9/1/2026	120,000	120,616
See accompanying notes to Schedule of Investments.

STATE STREET MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Sedgwick County Unified School District No. 265 Goddard, General Obligation, KS Series B, 5.00%, 10/1/2026	$35,000	$35,260
		155,876
KENTUCKY — 4.9%
Kentucky State Property & Building Commission Revenue, KY:
Series A, 5.00%, 11/1/2026	130,000	131,198
Series B, 5.00%, 11/1/2026	145,000	146,337
Kentucky Turnpike Authority Revenue, KY Series A, 5.00%, 7/1/2026	150,000	150,252
		427,787
LOUISIANA — 0.4%
State of Louisiana, General Obligation, LA Series B, 5.00%, 8/1/2026	30,000	30,118
MARYLAND — 6.2%
Maryland Health & Higher Educational Facilities Authority Revenue, MD Series A, 5.00%, 8/15/2026	250,000	251,129
State of Maryland, General Obligation, MD Series B, 5.00%, 8/1/2026	20,000	20,078
Washington Suburban Sanitary Commission Revenue, MD Series SECOND, 5.00%, 6/1/2026	270,000	270,000
		541,207
MASSACHUSETTS — 1.5%
Massachusetts Development Finance Agency Revenue, MA:
5.00%, 10/1/2037	80,000	80,284
Series A, 5.00%, 7/15/2034	50,000	50,134
		130,418
MICHIGAN — 1.6%
Michigan Finance Authority Revenue, MI Series A, 5.00%, 11/1/2026	135,000	136,290
MINNESOTA — 2.5%
State of Minnesota, General Obligation, MN Series D, 5.00%, 10/1/2026	215,000	216,775
NEW MEXICO — 2.9%
Albuquerque Municipal School District No. 12, General Obligation, NM State Aid Withholding, 5.00%, 8/1/2026	205,000	205,757
New Mexico Finance Authority Revenue, NM Series C1, 5.00%, 6/15/2026	40,000	40,035
Security Description	Principal Amount	Value
State of New Mexico Severance Tax Permanent Fund Revenue, NM Series A, 5.00%, 7/1/2026	$5,000	$5,009
		250,801
NEW YORK — 5.9%
Long Island Power Authority Revenue, NY Series B, 5.00%, 9/1/2031	175,000	175,964
Metropolitan Transportation Authority Revenue, NY Series B, 5.00%, 11/15/2032	40,000	40,343
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series B1, 4.00%, 8/1/2037	300,000	300,605
		516,912
NORTH CAROLINA — 2.4%
County of Durham, General Obligation, NC 4.00%, 10/1/2026	210,000	210,951
OHIO — 4.3%
Ohio Water Development Authority Revenue, OH Series A, 5.00%, 6/1/2026	275,000	275,000
Olentangy Local School District, General Obligation, OH 5.00%, 12/1/2026	100,000	101,205
		376,205
PENNSYLVANIA — 2.8%
City of Philadelphia Water & Wastewater Revenue, PA Series B, 5.00%, 11/1/2026	75,000	75,710
Norristown Area School District, General Obligation, PA Series B, State Aid Withholding, 5.00%, 9/1/2026 (a)	170,000	170,873
		246,583
SOUTH CAROLINA — 0.9%
South Carolina Public Service Authority Revenue, SC Series B, 5.00%, 12/1/2026	75,000	75,814
SOUTH DAKOTA — 0.1%
South Dakota Conservancy District Revenue, SD Series B, 5.00%, 8/1/2026	10,000	10,038
TENNESSEE — 1.2%
State of Tennessee, General Obligation, TN Series B, 5.00%, 8/1/2026	105,000	105,402
TEXAS — 11.2%
Aldine Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2026 (b)	225,000	226,042
See accompanying notes to Schedule of Investments.

STATE STREET MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
City of Houston, General Obligation, TX Series A, 5.00%, 3/1/2035	$130,000	$130,186
Edinburg Consolidated Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2026 (b)	115,000	115,523
State of Texas, General Obligation, TX:
5.00%, 10/1/2026	105,000	105,831
Series A, 5.00%, 10/1/2026	115,000	115,911
Texas Water Development Board Revenue, TX:
5.00%, 8/1/2026	140,000	140,548
Series A, 5.00%, 10/15/2026	140,000	141,248
		975,289
UTAH — 1.5%
State of Utah, General Obligation, UT 5.00%, 7/1/2026	130,000	130,249
VERMONT — 0.2%
State of Vermont, General Obligation, VT Series A, 5.00%, 8/15/2026	20,000	20,089
VIRGINIA — 2.9%
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2026	235,000	235,000
Virginia Commonwealth Transportation Board Revenue, VA 5.00%, 9/15/2026	20,000	20,137
		255,137
WASHINGTON — 3.6%
King County School District No. 400 Mercer Island, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2026	100,000	101,138
Port of Tacoma Revenue, WA Series A, 5.00%, 12/1/2026	80,000	80,970
State of Washington, General Obligation, WA:
Series 2017-A, 5.00%, 8/1/2035	65,000	65,248
Series B, 5.00%, 8/1/2030	65,000	65,248
		312,604
Security Description	Principal Amount	Value
WISCONSIN — 3.2%
Beaver Dam Unified School District, General Obligation, WI Build America Mutual Assurance Corp., 5.00%, 10/1/2026 (b)	$125,000	$125,910
State of Wisconsin, General Obligation, WI 5.00%, 11/1/2026	70,000	70,701
Three Lakes School District, General Obligation, WI Assured Guaranty, Inc., 5.00%, 9/1/2026 (b)	80,000	80,411
		277,022
TOTAL MUNICIPAL BONDS & NOTES (Cost $9,374,194)		9,370,096

	Shares
SHORT-TERM INVESTMENT — 1.3%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.57% (c) (d) (Cost $113,284)	113,284	113,284
TOTAL INVESTMENTS — 108.5% (Cost $9,487,478)		9,483,380
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(740,527)
NET ASSETS — 100.0%		$8,742,853

(a)	When-issued security.
(b)	Bond is insured by the following:

% of Net Assets
Permanent School Fund Guaranteed	3.9%
Build America Mutual Assurance Corp.	1.5%
Assured Guaranty, Inc.	0.9%

(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at May 31, 2026.
See accompanying notes to Schedule of Investments.

STATE STREET MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$9,370,096	$—	$9,370,096
Short-Term Investment	113,284	—	—	113,284
TOTAL INVESTMENTS	$113,284	$9,370,096	$—	$9,483,380
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	41,946	$41,946	$6,401,875	$6,330,537	$—	$—	113,284	$113,284	$2,863
See accompanying notes to Schedule of Investments.

STATE STREET MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.3%
ARIZONA — 1.2%
City of Phoenix Civic Improvement Corp. Revenue, AZ Series D, 5.00%, 7/1/2029	$40,000	$40,972
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ Series D, 5.00%, 7/1/2027	75,000	76,959
		117,931
CALIFORNIA — 1.3%
California Health Facilities Financing Authority Revenue, CA Series B, 5.00%, 10/1/2039 (a)	125,000	127,924
COLORADO — 2.0%
Board of Governors of Colorado State University System Revenue, CO Series A, 5.00%, 3/1/2027	175,000	178,105
Denver City & County School District No. 1, General Obligation, CO Series A, State Aid Withholding, 5.50%, 12/1/2028	15,000	15,653
		193,758
CONNECTICUT — 2.7%
State of Connecticut Special Tax Revenue, CT Series A, 5.00%, 9/1/2027	265,000	266,505
DELAWARE — 0.3%
State of Delaware, General Obligation, DE Series A, 5.00%, 5/1/2027	25,000	25,557
DISTRICT OF COLUMBIA — 3.0%
District of Columbia Water & Sewer Authority Revenue, DC Series A, 5.00%, 10/1/2052	175,000	176,029
Washington Metropolitan Area Transit Authority Revenue, DC Series B, 5.00%, 7/1/2042	120,000	121,807
		297,836
FLORIDA — 3.7%
Central Florida Expressway Authority Revenue, FL Series B, 5.00%, 7/1/2027	100,000	100,178
City of Gainesville Utilities System Revenue, FL Series A, 5.00%, 10/1/2031	135,000	138,908
State of Florida Department of Transportation Turnpike System Revenue, FL Series A, 5.00%, 7/1/2027	125,000	128,365
		367,451
Security Description	Principal Amount	Value
GEORGIA — 3.0%
City of Atlanta Water & Wastewater Revenue, GA Series A, 5.00%, 11/1/2038	$60,000	$61,951
Houston County School District, General Obligation, GA State Aid Withholding, 5.00%, 9/1/2026	130,000	130,747
State of Georgia, General Obligation, GA Series A-2, 5.00%, 2/1/2030	100,000	101,706
		294,404
HAWAII — 1.4%
City & County Honolulu Wastewater System Revenue, HI Series B, 5.00%, 7/1/2027	25,000	25,049
State of Hawaii, General Obligation, HI Series EY, 5.00%, 10/1/2027	115,000	115,209
		140,258
IDAHO — 1.4%
Idaho State Building Authority Revenue, ID Series A, 5.00%, 6/1/2027	140,000	143,439
ILLINOIS — 6.8%
City of Chicago Wastewater Transmission Revenue, IL Series B, 5.00%, 1/1/2036	85,000	85,845
State of Illinois, General Obligation, IL Series A, 5.00%, 3/1/2027	135,000	137,169
Village of Elk Grove Village, General Obligation, IL 5.00%, 1/1/2036	240,000	242,242
Village of Rosemont, General Obligation, IL Series A, Assured Guaranty, Inc., 5.00%, 12/1/2046 (b)	205,000	205,032
		670,288
IOWA — 3.4%
Iowa Finance Authority Revenue, IA 5.00%, 8/1/2028	125,000	128,538
State of Iowa Board of Regents Revenue, IA Series 2025A, 5.00%, 9/1/2027	200,000	205,610
		334,148
KANSAS — 1.7%
Butler County Unified School District No. 385 Andover, General Obligation, KS 4.00%, 9/1/2028	135,000	137,244
Johnson County Public Building Commission Revenue, KS Series A, 4.00%, 9/1/2027	30,000	30,087
		167,331
See accompanying notes to Schedule of Investments.

STATE STREET MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
LOUISIANA — 1.7%
State of Louisiana, General Obligation, LA Series E, 5.00%, 9/1/2027	$165,000	$170,040
MAINE — 1.9%
State of Maine, General Obligation, ME Series B, 5.00%, 6/1/2027	180,000	184,386
MARYLAND — 3.1%
State of Maryland Department of Transportation Revenue, MD Series C, 5.00%, 11/1/2027	185,000	191,488
State of Maryland, General Obligation, MD Series A, 5.00%, 3/1/2027	70,000	71,274
Washington Suburban Sanitary Commission Revenue, MD 5.00%, 6/1/2027	45,000	46,101
		308,863
MICHIGAN — 4.6%
Hancock Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2027	380,000	387,559
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2027	20,000	20,424
Michigan Finance Authority Revenue, MI Series B, 5.00%, 10/1/2027	45,000	45,354
		453,337
MISSOURI — 2.3%
Valley Park Fire Protection District, General Obligation, MO 4.00%, 3/1/2037	225,000	225,779
NEBRASKA — 0.5%
Public Power Generation Agency Revenue, NE Series A, 5.00%, 1/1/2027	50,000	50,686
NEW MEXICO — 2.4%
New Mexico Finance Authority Revenue, NM Series B, 5.00%, 6/1/2027	75,000	76,782
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2036	160,000	159,658
		236,440
NEW YORK — 9.9%
Build NYC Resource Corp. Revenue, NY 5.00%, 8/1/2030	200,000	201,868
Security Description	Principal Amount	Value
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY Series A, 5.00%, 11/15/2035	$100,000	$101,842
New York City Municipal Water Finance Authority Revenue, NY:
Series AA, 5.00%, 6/15/2037	55,000	56,076
Series DD, 5.00%, 6/15/2047	165,000	165,600
New York State Dormitory Authority Revenue, NY:
Series A, 5.00%, 2/15/2038	20,000	20,222
Series B, 5.00%, 2/15/2035	20,000	20,447
Triborough Bridge & Tunnel Authority Revenue, NY Series B, 5.00%, 11/15/2033	400,000	407,702
		973,757
NORTH CAROLINA — 2.3%
North Carolina Turnpike Authority Revenue, NC 5.00%, 1/1/2032	225,000	227,399
OHIO — 2.2%
Ohio Higher Educational Facility Commission Revenue, OH 5.00%, 7/1/2034	175,000	177,879
State of Ohio, General Obligation, OH Series C, 5.00%, 8/1/2027	40,000	41,178
		219,057
OKLAHOMA — 3.1%
Grand River Dam Authority Revenue, OK 5.00%, 6/1/2033	125,000	127,527
Oklahoma Turnpike Authority Revenue, OK:
Series A, 5.00%, 1/1/2027	50,000	50,701
Series A, 5.00%, 1/1/2032	130,000	131,563
		309,791
PENNSYLVANIA — 4.5%
Allegheny County Higher Education Building Authority Revenue, PA Series A, 5.00%, 8/1/2027	105,000	107,908
Pennsylvania State University Revenue, PA Series A, 5.00%, 9/1/2037	20,000	20,491
Pennsylvania Turnpike Commission Revenue, PA:
Series A-1, 5.00%, 12/1/2042	175,000	178,542
Series B-1, 5.00%, 6/1/2037	25,000	25,396
Philadelphia Housing Authority Revenue, PA 5.00%, 5/1/2047	115,000	117,374
		449,711
SOUTH CAROLINA — 0.1%
City of Charleston Waterworks & Sewer System Revenue, SC 5.00%, 1/1/2027	15,000	15,211
See accompanying notes to Schedule of Investments.

STATE STREET MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
TENNESSEE — 3.1%
Metropolitan Government of Nashville & Davidson County, General Obligation, TN 5.00%, 1/1/2027	$225,000	$225,420
State of Tennessee, General Obligation, TN Series B, 5.00%, 8/1/2027	80,000	80,312
		305,732
TEXAS — 7.1%
Austin Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/1/2027 (b)	50,000	50,196
City of Dallas, General Obligation, TX 5.00%, 2/15/2029	55,000	55,888
City of Houston, General Obligation, TX Series A, 5.00%, 3/1/2027	40,000	40,074
County of Williamson, General Obligation, TX 5.00%, 2/15/2027	45,000	45,749
Houston Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2027 (b)	110,000	110,182
Trinity River Authority Central Regional Wastewater System Revenue, TX:
5.00%, 8/1/2026	275,000	276,052
5.00%, 8/1/2027	60,000	61,680
Via Metropolitan Transit Revenue, TX 5.00%, 7/15/2028	60,000	60,896
		700,717
UTAH — 1.0%
State of Utah, General Obligation, UT 5.00%, 7/1/2027	100,000	102,627
VIRGINIA — 5.4%
Virginia College Building Authority Revenue, VA Series A, 5.00%, 2/1/2027	110,000	111,767
Virginia Commonwealth Transportation Board Revenue, VA:
5.00%, 3/15/2027	50,000	50,329
Series A, 5.00%, 5/15/2027	135,000	138,164
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2027	225,000	231,520
		531,780
WASHINGTON — 6.5%
County of King Sewer Revenue, WA Series B, 5.00%, 7/1/2027	50,000	51,338
County of King, General Obligation, WA 4.00%, 7/1/2030	15,000	15,196
Security Description	Principal Amount	Value
Franklin County School District No. 1 Pasco, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2029	$400,000	$414,067
Port of Tacoma, General Obligation, WA Series A, 5.00%, 12/1/2030	30,000	30,358
State of Washington, General Obligation, WA:
Series 2017-A, 5.00%, 8/1/2027	110,000	110,420
Series D, 5.00%, 2/1/2040	20,000	20,210
		641,589
WEST VIRGINIA — 2.1%
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2028	200,000	205,803
WISCONSIN — 2.6%
Green Bay Area Public School District, General Obligation, WI 5.00%, 4/1/2027	250,000	254,859
TOTAL MUNICIPAL BONDS & NOTES (Cost $9,719,026)		9,714,394

	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.57% (c) (d) (Cost $21,860)	21,860	21,860
TOTAL INVESTMENTS — 98.5% (Cost $9,740,886)		9,736,254
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		145,068
NET ASSETS — 100.0%		$9,881,322

(a)
Variable Rate Security - Interest rate shown is rate in effect at May 31, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(b)	Bond is insured by the following:

% of Net Assets
Assured Guaranty, Inc.	2.1%
Permanent School Fund Guaranteed	1.6%

(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at May 31, 2026.
See accompanying notes to Schedule of Investments.

STATE STREET MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$9,714,394	$—	$9,714,394
Short-Term Investment	21,860	—	—	21,860
TOTAL INVESTMENTS	$21,860	$9,714,394	$—	$9,736,254
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	27,202	$27,202	$1,160,494	$1,165,836	$—	$—	21,860	$21,860	$1,056
See accompanying notes to Schedule of Investments.

STATE STREET MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.3%
ARIZONA — 1.0%
Salt River Project Agricultural Improvement & Power District Revenue, AZ Series A, 5.00%, 1/1/2037	$80,000	$82,371
CALIFORNIA — 3.1%
Metropolitan Water District of Southern California Revenue, CA 5.00%, 1/1/2036	60,000	63,008
San Mateo County Community College District, General Obligation, CA Series B, 5.00%, 9/1/2045	200,000	206,884
		269,892
COLORADO — 1.9%
Larimer County School District No. R-1 Poudre, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2031	25,000	26,456
Regional Transportation District Sales Tax Revenue, CO Series B, 5.00%, 11/1/2034	70,000	71,998
University of Colorado Revenue, CO Series A-2, 4.00%, 6/1/2038	60,000	60,974
		159,428
CONNECTICUT — 2.7%
State of Connecticut, General Obligation, CT Series A, 5.00%, 3/15/2028	225,000	234,965
DISTRICT OF COLUMBIA — 0.4%
District of Columbia, General Obligation, DC Series D, 5.00%, 6/1/2028	30,000	30,716
FLORIDA — 4.9%
Miami-Dade County Educational Facilities Authority Revenue, FL:
Series A, 5.00%, 4/1/2028	100,000	103,827
Series A, 5.00%, 4/1/2034	190,000	195,243
Series A, 5.00%, 4/1/2048	35,000	35,211
School District of Broward County, General Obligation, FL 5.00%, 7/1/2034	25,000	26,007
State of Florida, General Obligation, FL Series A, 5.00%, 6/1/2028	55,000	57,660
		417,948
GEORGIA — 3.8%
Atlanta Urban Redevelopment Agency Revenue, GA Series B, 5.00%, 7/1/2028	100,000	104,951
Security Description	Principal Amount	Value
Municipal Electric Authority of Georgia Revenue, GA Series A, 5.00%, 1/1/2028	$225,000	$225,410
		330,361
HAWAII — 0.8%
City & County of Honolulu, General Obligation, HI Series A, 5.00%, 9/1/2030	65,000	68,321
ILLINOIS — 5.0%
Illinois State Toll Highway Authority Revenue, IL Series A, 5.00%, 1/1/2035	75,000	77,216
State of Illinois, General Obligation, IL:
Series A, 5.00%, 3/1/2028	85,000	88,125
Series B, 5.00%, 10/1/2027	25,000	25,698
Series D, 5.00%, 7/1/2027	35,000	35,806
Series D, 5.00%, 11/1/2028	200,000	206,089
		432,934
INDIANA — 2.2%
Indiana Finance Authority Revenue, IN Series A, 5.00%, 2/1/2028	130,000	135,364
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series C, 4.00%, 1/1/2037	30,000	30,252
Series C, 5.00%, 1/1/2035	25,000	25,760
		191,376
IOWA — 0.2%
Iowa Finance Authority Revenue, IA Series A, 5.00%, 8/1/2033	20,000	20,935
KENTUCKY — 3.2%
Kentucky State Property & Building Commission Revenue, KY Series B, 5.00%, 11/1/2028	275,000	277,792
MARYLAND — 3.5%
State of Maryland, General Obligation, MD Series B, 5.00%, 8/1/2028	285,000	299,955
MASSACHUSETTS — 0.4%
Commonwealth of Massachusetts, General Obligation, MA Series A, 5.00%, 1/1/2038	35,000	35,949
MICHIGAN — 6.1%
City of Grosse Pointe, General Obligation, MI 5.00%, 10/1/2031	175,000	184,171
Gibraltar School District, General Obligation, MI Qualified School Bond Loan Fund, 5.00%, 5/1/2037	175,000	180,387
See accompanying notes to Schedule of Investments.

STATE STREET MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Hancock Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2028	$155,000	$161,617
		526,175
NEVADA — 2.3%
Clark County School District, General Obligation, NV Series B, Build America Mutual Assurance Corp., 5.00%, 6/15/2034 (a)	100,000	104,409
County of Clark, General Obligation, NV Series B, 5.00%, 12/1/2033	70,000	73,706
State of Nevada Highway Improvement Revenue, NV 5.00%, 12/1/2028	20,000	20,038
		198,153
NEW HAMPSHIRE — 1.9%
New Hampshire Health & Education Facilities Authority Act Revenue, NH Series A, 5.00%, 7/1/2028	160,000	163,924
NEW MEXICO — 2.7%
Albuquerque Municipal School District No. 12, General Obligation, NM State Aid Withholding, 5.00%, 8/1/2028	220,000	230,627
NEW YORK — 8.7%
City of New York, General Obligation, NY Series C, 5.00%, 8/1/2031	145,000	149,950
Empire State Development Corp. Revenue, NY Series A, 5.00%, 3/15/2033	300,000	304,933
New York City Transitional Finance Authority Building Aid Revenue, NY Series S-3, State Aid Withholding, 5.00%, 7/15/2034	275,000	286,167
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series A1, 5.00%, 8/1/2035	10,000	10,390
		751,440
OHIO — 8.0%
City of Columbus, General Obligation, OH Series A, 5.00%, 4/1/2028	200,000	208,969
Ohio Higher Educational Facility Commission Revenue, OH Series A, 4.00%, 12/1/2035	225,000	226,535
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH Series A, 5.00%, 6/1/2028	240,000	245,779
Security Description	Principal Amount	Value
State of Ohio Revenue, OH Series 2016-1, 5.00%, 12/15/2028	$10,000	$10,009
		691,292
OKLAHOMA — 1.9%
City of Oklahoma City, General Obligation, OK 4.00%, 3/1/2028	35,000	35,365
Oklahoma County Independent School District No. 12 Edmond, General Obligation, OK 4.00%, 3/1/2028	125,000	128,050
		163,415
PENNSYLVANIA — 7.1%
Commonwealth of Pennsylvania, General Obligation, PA Series 1ST, 4.00%, 3/1/2037	130,000	131,226
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series B, 5.25%, 12/1/2048	175,000	179,676
Pittsburgh School District, General Obligation, PA Series A, State Aid Withholding, 4.00%, 9/1/2039	100,000	100,491
Pittsburgh Water & Sewer Authority Revenue, PA Series A, 5.00%, 9/1/2028	150,000	157,408
School District of Philadelphia, General Obligation, PA Series A, State Aid Withholding, 5.00%, 9/1/2038	45,000	46,418
		615,219
SOUTH DAKOTA — 0.6%
South Dakota Conservancy District Revenue, SD Series B, 5.00%, 8/1/2028	30,000	30,835
South Dakota State Building Authority Revenue, SD Series A, 5.00%, 6/1/2038	20,000	20,668
		51,503
TENNESSEE — 1.0%
Metropolitan Government of Nashville & Davidson County, General Obligation, TN 5.00%, 7/1/2031	85,000	88,967
TEXAS — 11.7%
Conroe Municipal Management District No. 1, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 9/1/2035 (a)	130,000	130,949
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2027	165,000	169,681
See accompanying notes to Schedule of Investments.

STATE STREET MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Hurst-Euless-Bedford Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 8/15/2038 (a)	$225,000	$226,552
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2035	40,000	41,340
5.00%, 5/15/2048	205,000	207,028
Texas Water Development Board Revenue, TX Series B, 5.00%, 4/15/2049	225,000	229,360
		1,004,910
UTAH — 0.3%
Central Utah Water Conservancy District Revenue, UT Series B, 5.00%, 10/1/2028	25,000	25,788
VIRGINIA — 3.0%
Virginia College Building Authority Revenue, VA Series C, 5.00%, 2/1/2028	55,000	55,848
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2028	195,000	200,476
		256,324
WASHINGTON — 3.4%
City of Marysville, General Obligation, WA Series B, 5.00%, 12/1/2038	25,000	25,759
City of Seattle Water System Revenue, WA 5.00%, 8/1/2028	25,000	25,414
King County School District No. 401 Highline, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2028	140,000	141,746
King County School District No. 414 Lake Washington, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2036	50,000	51,924
State of Washington, General Obligation, WA Series C, 5.00%, 2/1/2033	50,000	51,834
		296,677
Security Description	Principal Amount	Value
WEST VIRGINIA — 6.5%
State of West Virginia, General Obligation, WV Series B, 5.00%, 12/1/2033	$60,000	$62,477
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2028	480,000	493,927
		556,404
TOTAL MUNICIPAL BONDS & NOTES (Cost $8,489,858)		8,473,761

	Shares
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.57% (b) (c) (Cost $34,640)	34,640	34,640
TOTAL INVESTMENTS — 98.7% (Cost $8,524,498)		8,508,401
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		112,937
NET ASSETS — 100.0%		$8,621,338

(a)	Bond is insured by the following:

% of Net Assets
Build America Mutual Assurance Corp.	2.7%
Permanent School Fund Guaranteed	2.6%

(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at May 31, 2026.
See accompanying notes to Schedule of Investments.

STATE STREET MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$8,473,761	$—	$8,473,761
Short-Term Investment	34,640	—	—	34,640
TOTAL INVESTMENTS	$34,640	$8,473,761	$—	$8,508,401
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	52,297	$52,297	$2,312,631	$2,330,288	$—	$—	34,640	$34,640	$1,506
See accompanying notes to Schedule of Investments.

STATE STREET MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.2%
ALABAMA — 3.1%
Alabama Public School & College Authority Revenue, AL Series A, 5.00%, 11/1/2029	$300,000	$323,263
Auburn University Revenue, AL Series A, 5.00%, 6/1/2029	25,000	25,000
State of Alabama, General Obligation, AL Series A, 5.00%, 11/1/2031	70,000	73,789
		422,052
ARIZONA — 3.2%
City of Mesa Utility System Revenue, AZ Series A, 5.00%, 7/1/2033	30,000	31,868
City of Phoenix Civic Improvement Corp. Revenue, AZ Series A, 5.00%, 7/1/2049	220,000	224,670
Maricopa County Industrial Development Authority Revenue, AZ Series A, 4.00%, 1/1/2044	185,000	174,750
		431,288
CALIFORNIA — 0.2%
California Infrastructure & Economic Development Bank Revenue, CA 5.00%, 8/1/2038	25,000	26,265
COLORADO — 3.3%
Pueblo School District No. 60, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2031	95,000	102,113
University of Colorado Revenue, CO Series B, 5.00%, 6/1/2044	65,000	69,565
Weld County School District No. 6 Greeley, General Obligation, CO State Aid Withholding, 5.00%, 12/1/2032	255,000	274,097
		445,775
DELAWARE — 4.0%
Delaware Municipal Electric Corp. Revenue, DE Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2033 (a)	160,000	169,272
Delaware Transportation Authority Revenue, DE 5.00%, 9/1/2029	50,000	53,622
State of Delaware, General Obligation, DE 5.00%, 2/1/2032	300,000	318,018
		540,912
Security Description	Principal Amount	Value
DISTRICT OF COLUMBIA — 0.2%
Washington Metropolitan Area Transit Authority Revenue, DC Series A-1, 5.00%, 7/1/2029	$20,000	$20,482
FLORIDA — 4.7%
Central Florida Expressway Authority Revenue, FL Series B, 5.00%, 7/1/2049	225,000	229,472
County of Miami-Dade Aviation Revenue, FL Series 2016A, 5.00%, 10/1/2029	45,000	45,329
County of Miami-Dade Revenue, FL Series B, 5.00%, 4/1/2029	75,000	75,074
County of Miami-Dade Transit System Revenue, FL 5.00%, 7/1/2033	80,000	84,751
Volusia County Educational Facility Authority Revenue, FL Series A, 4.00%, 10/15/2037	200,000	200,989
		635,615
GEORGIA — 1.0%
City of Atlanta Water & Wastewater Revenue, GA Build America Mutual Assurance Corp., 5.00%, 11/1/2029 (a)	125,000	134,859
HAWAII — 0.0% *
City & County Honolulu Wastewater System Revenue, HI Series B, 5.00%, 7/1/2032	5,000	5,325
IDAHO — 0.6%
Idaho Housing & Finance Association Revenue, ID Series A, 5.00%, 7/15/2036	75,000	78,953
ILLINOIS — 6.9%
Chicago O'Hare International Airport Revenue, IL:
Series B, 5.00%, 1/1/2048	225,000	227,732
Series D, 5.25%, 1/1/2029	75,000	76,154
Illinois Finance Authority Revenue, IL:
5.00%, 7/1/2029	75,000	76,010
5.00%, 7/1/2030	25,000	26,698
Series C, 5.00%, 2/15/2029	140,000	141,988
Kendall & Kane Counties Community Unit School District No. 115, General Obligation, IL Series B, 5.00%, 1/1/2029	85,000	86,165
Regional Transportation Authority Revenue, IL Series A, 5.00%, 6/1/2029	75,000	75,108
State of Illinois, General Obligation, IL 5.00%, 11/1/2029	230,000	231,881
		941,736
See accompanying notes to Schedule of Investments.

STATE STREET MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
INDIANA — 0.9%
Indiana Finance Authority Revenue, IN Series C, 5.00%, 2/1/2032	$120,000	$126,929
IOWA — 2.4%
State of Iowa Board of Regents Revenue, IA Series 2025A, 5.00%, 9/1/2029	300,000	320,849
KANSAS — 0.3%
State of Kansas Department of Transportation Revenue, KS Series A, 5.00%, 9/1/2029	35,000	36,048
KENTUCKY — 3.7%
Kentucky Economic Development Finance Authority Revenue, KY Series A-2, 5.00%, 8/1/2035	225,000	235,126
Kentucky State Property & Building Commission Revenue, KY:
Series B, 5.00%, 11/1/2028	200,000	211,212
Series B, 5.00%, 11/1/2029	40,000	42,996
Louisville & Jefferson County Metropolitan Sewer District Revenue, KY Series A, 5.00%, 5/15/2029	15,000	16,002
		505,336
MAINE — 0.4%
Maine Municipal Bond Bank Revenue, ME Series A, 5.00%, 11/1/2028	50,000	50,456
MARYLAND — 0.7%
County of Howard, General Obligation, MD:
Series B, 5.00%, 2/15/2029	40,000	40,697
Series D, 5.00%, 2/15/2029	50,000	52,081
		92,778
MASSACHUSETTS — 1.5%
Commonwealth of Massachusetts, General Obligation, MA:
Series A, 5.00%, 1/1/2036	15,000	15,718
Series B, 5.00%, 7/1/2036	180,000	188,403
		204,121
MICHIGAN — 0.9%
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2029	50,000	53,238
Michigan State University Revenue, MI Series B, 5.00%, 2/15/2033	65,000	68,513
		121,751
Security Description	Principal Amount	Value
MINNESOTA — 0.2%
University of Minnesota Revenue, MN Series A, 5.00%, 4/1/2039	$25,000	$26,104
MISSISSIPPI — 0.2%
State of Mississippi, General Obligation, MS Series A, 5.00%, 10/1/2029	25,000	25,828
NEBRASKA — 1.6%
Omaha Public Power District Revenue, NE:
Series A, 5.00%, 2/1/2031	65,000	68,719
Series A, 5.00%, 2/1/2032	85,000	89,765
University of Nebraska Facilities Corp. Revenue, NE Series A, 5.00%, 7/15/2029	55,000	56,376
		214,860
NEVADA — 4.2%
Clark County School District, General Obligation, NV Series B, Build America Mutual Assurance Corp., 5.00%, 6/15/2029 (a)	290,000	309,491
County of Clark, General Obligation, NV Series B, 5.00%, 12/1/2034	95,000	99,842
Las Vegas Valley Water District, General Obligation, NV Series A, 5.00%, 6/1/2029	150,000	160,592
		569,925
NEW JERSEY — 3.3%
New Jersey Economic Development Authority Revenue, NJ:
Series A, 5.00%, 11/1/2031	45,000	48,092
Series A, 5.00%, 11/1/2032	60,000	63,960
Series A, 5.00%, 11/1/2033	200,000	212,624
New Jersey Transportation Trust Fund Authority Revenue, NJ Series A, 5.00%, 12/15/2029	115,000	121,212
		445,888
NEW YORK — 6.5%
Battery Park City Authority Revenue, NY Series B, 5.00%, 11/1/2036	40,000	42,412
Long Island Power Authority Revenue, NY Series A, 5.00%, 9/1/2029	50,000	53,913
New York City Municipal Water Finance Authority Revenue, NY Series AA, 5.00%, 6/15/2040	300,000	316,313
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series A2, 5.00%, 5/1/2036	20,000	20,976
See accompanying notes to Schedule of Investments.

STATE STREET MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
New York State Dormitory Authority Revenue, NY Series A, 5.00%, 3/15/2033	$215,000	$227,397
Onondaga County Trust for Cultural Resources Revenue, NY 5.00%, 12/1/2045	10,000	10,351
Utility Debt Securitization Authority Revenue, NY Series 1, 5.00%, 6/15/2031	200,000	214,806
		886,168
NORTH CAROLINA — 2.7%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2049	225,000	229,516
State of North Carolina Revenue, NC 5.00%, 3/1/2032	135,000	142,778
		372,294
OHIO — 4.8%
County of Hamilton Sales Tax Revenue, OH Series A, 5.00%, 12/1/2029	240,000	242,800
Euclid Public Library, General Obligation, OH Build America Mutual Assurance Corp., 5.00%, 12/1/2053 (a)	110,000	111,633
State of Ohio Revenue, OH Series 2016-1, 5.00%, 12/15/2028	300,000	300,255
		654,688
OREGON — 2.6%
Oregon State Lottery Revenue, OR Series A, 5.00%, 4/1/2029	300,000	319,992
State of Oregon Department of Transportation Revenue, OR Series A, 5.00%, 11/15/2042	25,000	26,178
		346,170
PENNSYLVANIA — 4.8%
City of Philadelphia, General Obligation, PA:
Series B, 5.00%, 2/1/2036	210,000	221,321
Series B, 5.00%, 2/1/2038	30,000	31,487
Series B, 5.00%, 2/1/2039	15,000	15,715
Pennsylvania Turnpike Commission Revenue, PA:
Series 2017-3, 5.00%, 12/1/2029	135,000	139,359
Series A, 5.00%, 12/1/2036	35,000	37,073
Series A, 5.00%, 12/1/2044	200,000	206,856
		651,811
RHODE ISLAND — 1.1%
Rhode Island Commerce Corp. Revenue, RI Series B, 5.00%, 6/15/2029	150,000	150,298
Security Description	Principal Amount	Value
SOUTH CAROLINA — 0.8%
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2029	$100,000	$106,486
TENNESSEE — 0.4%
Memphis-Shelby County Industrial Development Board Revenue, TN Series B, 5.00%, 11/1/2029	55,000	55,527
TEXAS — 10.0%
Aubrey Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (a)	300,000	317,128
CNP Utility District, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 4/1/2035 (a)	225,000	228,239
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX Series A, 5.00%, 11/1/2029	30,000	30,294
Texas Water Development Board Revenue, TX Series B, 5.00%, 4/15/2049	200,000	203,876
Trinity River Authority Central Regional Wastewater System Revenue, TX:
5.00%, 8/1/2028	195,000	200,215
5.00%, 8/1/2029	75,000	76,976
University of North Texas System Revenue, TX Series A, 5.00%, 4/15/2029	75,000	76,462
Waller County Road Improvement District No. 1, General Obligation, TX Series A, Assured Guaranty, Inc., 4.00%, 3/1/2037 (a)	225,000	226,568
		1,359,758
UTAH — 2.1%
State of Utah, General Obligation, UT 5.00%, 7/1/2029	225,000	239,007
University of Utah Revenue, UT Series B-1, 5.00%, 8/1/2028	50,000	50,177
		289,184
VERMONT — 1.8%
Vermont Educational & Health Buildings Financing Agency Revenue, VT 5.00%, 11/1/2035	225,000	237,910
VIRGINIA — 0.9%
Virginia Commonwealth Transportation Board Revenue, VA 5.00%, 3/15/2029	125,000	125,812
See accompanying notes to Schedule of Investments.

STATE STREET MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
WASHINGTON — 6.9%
City of Kennewick Water & Sewer Revenue, WA 4.00%, 12/1/2035	$225,000	$229,434
County of King, General Obligation, WA 5.00%, 1/1/2033	160,000	169,295
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2028	200,000	202,403
Pierce County School District No. 403 Bethel, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2033	120,000	127,429
State of Washington, General Obligation, WA:
Series 2020A, 5.00%, 8/1/2032	55,000	58,697
Series 2020A, 5.00%, 8/1/2038	15,000	15,758
Series 2020-A, 5.00%, 8/1/2036	80,000	84,510
Series C, 5.00%, 2/1/2039	20,000	20,861
Series D, 5.00%, 2/1/2029	25,000	25,402
		933,789
WEST VIRGINIA — 1.9%
State of West Virginia, General Obligation, WV Series A, 5.00%, 12/1/2035	15,000	15,852
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2029	240,000	246,909
		262,761
WISCONSIN — 3.4%
State of Wisconsin, General Obligation, WI Series B, 5.00%, 5/1/2029	425,000	454,127
TOTAL MUNICIPAL BONDS & NOTES (Cost $13,338,017)		13,310,918

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.57% (b) (c) (Cost $50,654)	50,654	$50,654
TOTAL INVESTMENTS — 98.6% (Cost $13,388,671)		13,361,572
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		194,741
NET ASSETS — 100.0%		$13,556,313

(a)	Bond is insured by the following:

% of Net Assets
Build America Mutual Assurance Corp.	7.0%
Permanent School Fund Guaranteed	2.3%
Assured Guaranty, Inc.	1.7%

(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at May 31, 2026.

*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$13,310,918	$—	$13,310,918
Short-Term Investment	50,654	—	—	50,654
TOTAL INVESTMENTS	$50,654	$13,310,918	$—	$13,361,572
See accompanying notes to Schedule of Investments.

STATE STREET MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	68,054	$68,054	$3,191,687	$3,209,087	$—	$—	50,654	$50,654	$1,411
See accompanying notes to Schedule of Investments.

STATE STREET MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.3%
ALABAMA — 3.5%
Alabama Highway Finance Corp. Revenue, AL Series A, 5.00%, 8/1/2039	$45,000	$47,876
Alabama Public School & College Authority Revenue, AL:
Series A, 5.00%, 11/1/2034	225,000	243,587
Series A, 5.00%, 11/1/2039	80,000	85,242
Alabama State University Revenue, AL Assured Guaranty, Inc., 5.00%, 9/1/2029 (a)	50,000	53,133
		429,838
ARIZONA — 2.3%
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2030	55,000	55,104
Series A, 5.00%, 7/1/2049	220,000	224,670
		279,774
CALIFORNIA — 4.6%
Los Angeles Department of Water & Power Revenue, CA Series B, 5.00%, 7/1/2030	450,000	473,455
San Rafael City High School District, General Obligation, CA Series A, 4.00%, 8/1/2041	90,000	91,044
		564,499
COLORADO — 3.4%
City of Colorado Springs Utilities System Revenue, CO Series A-1, 5.00%, 11/15/2030	55,000	56,781
Jefferson County School District R-1, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2030	100,000	103,438
University of Colorado Revenue, CO Series B, 5.00%, 6/1/2030	240,000	261,495
		421,714
CONNECTICUT — 3.1%
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 1/1/2030	60,000	62,192
Series A, 5.00%, 9/1/2030	50,000	50,276
Series A, 5.00%, 5/1/2037	255,000	271,499
		383,967
DELAWARE — 1.3%
Delaware Transportation Authority Revenue, DE 5.00%, 9/1/2034	135,000	145,263
Security Description	Principal Amount	Value
State of Delaware, General Obligation, DE 4.00%, 3/1/2030	$10,000	$10,102
		155,365
FLORIDA — 2.3%
Central Florida Expressway Authority Revenue, FL Series B, 4.00%, 7/1/2030	35,000	35,024
City of North Miami Beach Water Revenue, FL Series A, 5.00%, 8/1/2049	100,000	101,962
County of Orange Water Utility System Revenue, FL 5.00%, 10/1/2037	55,000	58,906
State of Florida Department of Transportation Revenue, FL 5.00%, 7/1/2030	90,000	94,340
		290,232
GEORGIA — 0.1%
Private Colleges & Universities Authority Revenue, GA Series B, 5.00%, 9/1/2031	15,000	16,312
HAWAII — 2.4%
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 10/1/2029	190,000	191,471
Series A, 5.00%, 9/1/2030	100,000	105,109
		296,580
IDAHO — 1.8%
Idaho State Building Authority Revenue, ID Series 2025A, 5.00%, 6/1/2030	200,000	218,334
ILLINOIS — 5.1%
City of Chicago Waterworks Revenue, IL Build America Mutual Assurance Corp., 5.00%, 11/1/2030 (a)	275,000	277,568
Illinois State Toll Highway Authority Revenue, IL Series B, 5.00%, 1/1/2030	100,000	100,173
Kane County Community Unit School District No. 304 Geneva, General Obligation, IL 5.00%, 1/1/2030	55,000	55,743
State of Illinois, General Obligation, IL Series B, 5.00%, 5/1/2030	190,000	204,322
		637,806
INDIANA — 0.1%
Indiana University Revenue, IN Series A, 5.00%, 6/1/2032	15,000	16,271
IOWA — 2.4%
Iowa Finance Authority Revenue, IA:
Series A, 5.00%, 8/1/2034	105,000	113,493
See accompanying notes to Schedule of Investments.

STATE STREET MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2040	$170,000	$180,630
		294,123
KENTUCKY — 0.7%
Kentucky State Property & Building Commission Revenue, KY:
5.00%, 4/1/2030	45,000	45,838
5.00%, 5/1/2030	40,000	41,718
		87,556
MASSACHUSETTS — 0.3%
Massachusetts Development Finance Agency Revenue, MA Series S, 5.00%, 7/1/2030	40,000	40,960
MICHIGAN — 4.4%
Great Lakes Water Authority Water Supply System Revenue, MI Series D, 5.00%, 7/1/2030	300,000	300,547
Harrison Community Schools, General Obligation, MI Series III, Qualified School Bond Loan Fund, 4.00%, 5/1/2038	225,000	229,073
L'Anse Creuse Public Schools, General Obligation, MI Series I, Qualified School Bond Loan Fund, 5.00%, 5/1/2030	20,000	21,692
		551,312
MINNESOTA — 3.8%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN:
Series A, 5.00%, 1/1/2030	65,000	65,903
Series C, 5.00%, 1/1/2030	135,000	136,859
Minnesota Public Facilities Authority State Revolving Fund Revenue, MN Series A, 5.00%, 3/1/2030	150,000	163,108
Roseville Independent School District No. 623, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2030	50,000	50,773
State of Minnesota, General Obligation, MN Series A, 5.00%, 8/1/2040	10,000	10,631
University of Minnesota Revenue, MN Series B, 5.00%, 12/1/2030	45,000	46,557
		473,831
MISSISSIPPI — 1.6%
Mississippi Development Bank Revenue, MS 4.00%, 10/1/2036	200,000	202,337
Security Description	Principal Amount	Value
MISSOURI — 2.2%
City of Kansas City, General Obligation, MO Series A, 5.00%, 2/1/2030	$150,000	$162,222
St. Louis County School District C-2 Parkway, General Obligation, MO Series C, 5.00%, 3/1/2037	105,000	111,691
		273,913
NEBRASKA — 1.4%
Elkhorn School District, General Obligation, NE 5.00%, 12/15/2030	160,000	171,928
NEVADA — 1.8%
Clark County School District, General Obligation, NV Series A, Assured Guaranty, Inc., 5.00%, 6/15/2035 (a)	210,000	224,695
NEW JERSEY — 2.3%
New Jersey Transportation Trust Fund Authority Revenue, NJ Series A-1, 5.00%, 6/15/2030	280,000	280,362
NEW MEXICO — 1.3%
New Mexico Finance Authority Revenue, NM Series A, 5.00%, 6/15/2030	150,000	156,624
NEW YORK — 8.1%
City of New York, General Obligation, NY Series A-1, 5.00%, 8/1/2030	310,000	335,999
Empire State Development Corp. Revenue, NY Series C, 5.00%, 3/15/2038	265,000	283,854
New York State Dormitory Authority Revenue, NY Series A, 5.00%, 2/15/2030	15,000	15,068
New York State Thruway Authority Revenue, NY Series N, 5.00%, 1/1/2040	50,000	52,593
New York Transportation Development Corp. Revenue, NY Series C, 5.00%, 12/1/2037	300,000	317,005
		1,004,519
NORTH CAROLINA — 1.7%
City of Charlotte Water & Sewer System Revenue, NC 5.00%, 7/1/2030	190,000	208,113
OHIO — 3.3%
Ohio Higher Educational Facility Commission Revenue, OH 5.00%, 10/1/2033	80,000	82,845
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series A, 5.00%, 6/1/2033	250,000	270,502
See accompanying notes to Schedule of Investments.

STATE STREET MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2036	$50,000	$53,494
		406,841
OKLAHOMA — 3.2%
Grand River Dam Authority Revenue, OK Series A, 5.00%, 6/1/2030	140,000	141,499
Oklahoma Capitol Improvement Authority Revenue, OK 5.00%, 7/1/2030	260,000	260,474
		401,973
OREGON — 2.0%
City of Portland Sewer System Revenue, OR Series A, 5.00%, 10/1/2030	120,000	131,687
Hillsboro School District No. 1J, General Obligation, OR School Bond Guaranty, 5.00%, 6/15/2030	55,000	56,296
State of Oregon Department of Transportation Revenue, OR Series A, 5.00%, 11/15/2042	60,000	62,827
		250,810
PENNSYLVANIA — 5.2%
City of Philadelphia Water & Wastewater Revenue, PA Series A, 5.00%, 11/1/2039	240,000	255,098
Pennsylvania Turnpike Commission Revenue, PA:
Series 2ND, 5.00%, 12/1/2030	250,000	257,876
Series A, 5.00%, 12/1/2044	130,000	134,456
		647,430
SOUTH CAROLINA — 0.8%
Clemson University Revenue, SC Series A, 5.00%, 5/1/2030	90,000	97,805
TENNESSEE — 1.1%
Memphis-Shelby County Industrial Development Board Revenue, TN Series B, 5.00%, 11/1/2030	50,000	50,469
Metropolitan Knoxville Airport Authority Revenue, TN Series A, 5.00%, 6/1/2030	75,000	81,245
		131,714
TEXAS — 8.2%
Brazosport Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2030 (a)	135,000	143,206
Central Texas Turnpike System Revenue, TX Series A, 5.00%, 8/15/2039	60,000	63,044
City of Dallas, General Obligation, TX 5.00%, 2/15/2030	290,000	294,557
Security Description	Principal Amount	Value
Dallas Fort Worth International Airport Revenue, TX 5.00%, 11/1/2031	$75,000	$81,689
Forney Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2030 (a)	85,000	90,029
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2030	60,000	61,792
Harris County Municipal Utility District No. 559, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 9/1/2035 (a)	20,000	20,259
Hays Consolidated Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2030 (a)	50,000	50,847
Lower Colorado River Authority Revenue, TX 5.00%, 5/15/2038	30,000	31,664
Texas Water Development Board Revenue, TX Series A, 5.00%, 4/15/2030	165,000	177,542
		1,014,629
UTAH — 0.5%
Central Utah Water Conservancy District Revenue, UT Series D, 5.00%, 10/1/2036	20,000	21,449
Utah Associated Municipal Power Systems Revenue, UT Series A, 5.00%, 9/1/2030	35,000	36,191
		57,640
VIRGINIA — 1.1%
Virginia College Building Authority Revenue, VA Series C, 5.00%, 2/1/2030	130,000	134,264
WASHINGTON — 8.9%
Chelan County Public Utility District No. 1 Revenue, WA Series A, 4.00%, 7/1/2036	265,000	270,834
City of Seattle Municipal Light & Power Revenue, WA Series C, 5.00%, 9/1/2030	115,000	118,340
County of King, General Obligation, WA Series A, 5.00%, 12/1/2042	200,000	211,520
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2030	165,000	167,024
See accompanying notes to Schedule of Investments.

STATE STREET MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Washington Health Care Facilities Authority Revenue, WA:
5.00%, 9/1/2035	$145,000	$154,435
Series A2, 5.00%, 8/1/2037	175,000	181,519
		1,103,672
WISCONSIN — 2.0%
Platteville School District, General Obligation, WI 4.00%, 3/1/2041	225,000	226,951
State of Wisconsin, General Obligation, WI Series 2021-2, 5.00%, 5/1/2035	25,000	26,922
		253,873
TOTAL MUNICIPAL BONDS & NOTES (Cost $12,185,647)		12,181,616

	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.57% (b) (c) (Cost $29,739)	29,739	29,739
TOTAL INVESTMENTS — 98.5% (Cost $12,215,386)		12,211,355
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		181,948
NET ASSETS — 100.0%		$12,393,303

(a)	Bond is insured by the following:

% of Net Assets
Build America Mutual Assurance Corp.	2.4%
Permanent School Fund Guaranteed	2.3%
Assured Guaranty, Inc.	2.2%

(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at May 31, 2026.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$12,181,616	$—	$12,181,616
Short-Term Investment	29,739	—	—	29,739
TOTAL INVESTMENTS	$29,739	$12,181,616	$—	$12,211,355
Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	35,907	$35,907	$939,007	$945,175	$—	$—	29,739	$29,739	$1,104
See accompanying notes to Schedule of Investments.

STATE STREET MY2031 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.5%
ALABAMA — 2.8%
Alabama Public School & College Authority Revenue, AL Series A, 5.00%, 11/1/2034	$255,000	$276,065
CALIFORNIA — 8.4%
California State Public Works Board Revenue, CA Series B, 5.00%, 5/1/2033	360,000	396,473
Los Angeles Department of Water & Power Revenue, CA Series C, 5.00%, 7/1/2039	350,000	371,578
Lucia Mar Unified School District, General Obligation, CA Series D, 5.25%, 8/1/2047	50,000	52,991
State of California, General Obligation, CA 5.00%, 11/1/2035	15,000	16,320
		837,362
COLORADO — 0.3%
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J, General Obligation, CO Series C, State Aid Withholding, 5.00%, 12/15/2031	30,000	30,388
CONNECTICUT — 2.8%
State of Connecticut Special Tax Revenue, CT Series A, 5.00%, 5/1/2041	265,000	282,424
DELAWARE — 2.2%
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2032	200,000	217,183
FLORIDA — 5.4%
Central Florida Expressway Authority Revenue, FL Series D, 5.00%, 7/1/2032	55,000	60,788
County of Miami-Dade Water & Sewer System Revenue, FL 5.00%, 10/1/2031	75,000	78,797
County of Miami-Dade, General Obligation, FL Series A, 5.00%, 7/1/2031	170,000	170,281
JEA Water & Sewer System Revenue, FL Series A, 5.00%, 10/1/2031	180,000	184,591
School Board of Miami-Dade County, General Obligation, FL 5.00%, 3/15/2031	45,000	45,789
		540,246
GEORGIA — 2.6%
Henry County School District, General Obligation, GA State Aid Withholding, 4.00%, 8/1/2031	225,000	238,729
Security Description	Principal Amount	Value
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series B, 5.00%, 7/1/2031	$25,000	$25,046
		263,775
HAWAII — 0.3%
City & County of Honolulu, General Obligation, HI Series D, 5.00%, 9/1/2031	25,000	25,689
IDAHO — 1.9%
Idaho Housing & Finance Association Revenue, ID Series A, 5.00%, 7/15/2031	175,000	186,662
ILLINOIS — 4.4%
Illinois State Toll Highway Authority Revenue, IL Series A, 5.00%, 1/1/2031	85,000	89,767
State of Illinois, General Obligation, IL:
Series A, 5.00%, 3/1/2033	125,000	134,560
Series B, 5.00%, 5/1/2031	200,000	217,529
		441,856
INDIANA — 5.2%
Indiana Finance Authority Revenue, IN:
Series 1, 5.00%, 10/1/2033	115,000	126,606
Series 1, 5.00%, 10/1/2037	20,000	21,554
Indiana Municipal Power Agency Revenue, IN Series A, 5.00%, 1/1/2031	40,000	41,352
Indianapolis Local Public Improvement Bond Bank Revenue, IN Series A, 5.00%, 6/1/2034	300,000	325,907
		515,419
IOWA — 3.4%
Iowa Finance Authority Revenue, IA:
Series A, 5.00%, 8/1/2031	110,000	115,387
Series A, 5.00%, 8/1/2039	210,000	226,331
		341,718
KANSAS — 4.6%
Johnson County Unified School District No. 233 Olathe, General Obligation, KS Series A, 5.00%, 9/1/2037	270,000	290,448
State of Kansas Department of Transportation Revenue, KS Series A, 5.00%, 9/1/2030	160,000	164,661
		455,109
LOUISIANA — 2.5%
State of Louisiana Revenue, LA Series A, 5.00%, 9/1/2031	240,000	251,099
See accompanying notes to Schedule of Investments.

STATE STREET MY2031 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
MARYLAND — 1.0%
State of Maryland, General Obligation, MD:
Series A, 5.00%, 3/1/2032	$65,000	$71,576
Series A, 5.00%, 3/1/2036	25,000	27,124
		98,700
MASSACHUSETTS — 1.1%
Commonwealth of Massachusetts, General Obligation, MA Series B, 5.00%, 1/1/2031	25,000	25,935
Massachusetts Clean Water Trust Revenue, MA Series 23A, 5.00%, 2/1/2034	20,000	21,893
Massachusetts School Building Authority Revenue, MA Series A, 5.00%, 8/15/2037	55,000	59,086
		106,914
MICHIGAN — 0.8%
State of Michigan Trunk Line Revenue, MI Series B, 5.00%, 11/15/2035	70,000	76,805
MINNESOTA — 3.1%
County of Hennepin Sales Tax Revenue, MN 5.00%, 12/15/2030	200,000	202,242
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series A, 5.00%, 1/1/2031	95,000	96,277
State of Minnesota, General Obligation, MN Series B, 4.00%, 8/1/2031	15,000	15,388
		313,907
MISSOURI — 0.6%
Kansas City Industrial Development Authority Revenue, MO Series C, 5.00%, 3/1/2031	60,000	63,305
NEBRASKA — 0.6%
Omaha School District, General Obligation, NE 5.00%, 12/15/2031	60,000	60,640
NEVADA — 4.2%
State of Nevada Highway Improvement Revenue, NV 5.00%, 12/1/2031	105,000	107,372
Truckee Meadows Water Authority Revenue, NV 5.00%, 7/1/2031	315,000	315,574
		422,946
NEW JERSEY — 2.2%
New Jersey Economic Development Authority Revenue, NJ Series A, 5.00%, 11/1/2031	105,000	112,214
Security Description	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Revenue, NJ Series BB, 5.00%, 6/15/2035	$45,000	$49,080
New Jersey Turnpike Authority Revenue, NJ Series A, 5.00%, 1/1/2031	60,000	60,785
		222,079
NEW MEXICO — 3.1%
County of Santa Fe Revenue, NM Series A, 2.25%, 6/1/2031	330,000	313,765
NEW YORK — 4.0%
Empire State Development Corp. Revenue, NY Series C-2, 5.00%, 3/15/2031	30,000	30,848
New York State Dormitory Authority Revenue, NY Series A, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2034 (a)	105,000	115,539
New York State Dormitory Authority Revenue, NY:
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2035 (a)	130,000	140,332
Series D, Assured Guaranty, Inc., State Aid Withholding, 5.00%, 10/1/2036 (a)	100,000	109,123
		395,842
NORTH CAROLINA — 0.1%
State of North Carolina Revenue, NC 5.00%, 3/1/2033	10,000	10,912
OHIO — 3.0%
City of Columbus, General Obligation, OH Series A, 5.00%, 4/1/2034	165,000	179,256
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH Series A, 5.00%, 12/1/2040	115,000	124,023
		303,279
OKLAHOMA — 0.5%
Grand River Dam Authority Revenue, OK Series A, 5.00%, 6/1/2031	50,000	50,528
OREGON — 0.8%
Lane County School District No. 4J Eugene, General Obligation, OR School Bond Guaranty, 5.00%, 6/15/2031	55,000	56,222
See accompanying notes to Schedule of Investments.

STATE STREET MY2031 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, General Obligation, OR Series B, School Bond Guaranty, 5.00%, 6/15/2031	$25,000	$25,555
		81,777
PENNSYLVANIA — 3.9%
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 5.00%, 12/1/2035	135,000	146,874
Series B, 5.00%, 12/1/2033	100,000	109,330
Series B, 5.00%, 12/1/2034	35,000	38,198
Series B, 5.00%, 12/1/2035	90,000	97,916
		392,318
TENNESSEE — 2.1%
Metropolitan Nashville Airport Authority Revenue, TN Series A, 5.00%, 7/1/2031	100,000	110,287
State of Tennessee, General Obligation, TN Series A, 5.00%, 2/1/2031	100,000	103,889
		214,176
TEXAS — 10.5%
City of Dallas, General Obligation, TX 5.00%, 2/15/2031	25,000	25,382
City of Houston, General Obligation, TX Series A, 5.00%, 3/1/2031	40,000	40,628
Clear Creek Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2032 (a)	60,000	65,754
County of Harris Toll Road Revenue, TX Series A, 5.00%, 8/15/2031	400,000	414,837
County of Tarrant, General Obligation, TX 5.00%, 7/15/2034	15,000	16,372
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2035	50,000	54,050
5.00%, 5/15/2037	75,000	80,392
Series A, 5.00%, 5/15/2046	25,000	25,804
Texas State University System Revenue, TX Series A, 5.00%, 3/15/2031	110,000	111,930
Texas Water Development Board Revenue, TX 5.00%, 8/1/2031	205,000	210,509
		1,045,658
Security Description	Principal Amount	Value
WASHINGTON — 5.0%
Energy Northwest Revenue, WA Series A, 5.00%, 7/1/2035	$220,000	$236,737
State of Washington, General Obligation, WA:
Series C, 5.00%, 2/1/2031	50,000	51,951
Series C, 5.00%, 2/1/2035	195,000	212,058
		500,746
WEST VIRGINIA — 1.0%
West Virginia Parkways Authority Revenue, WV 5.00%, 6/1/2036	95,000	102,944
WISCONSIN — 4.1%
University of Wisconsin Hospitals & Clinics Revenue, WI Series A, 5.00%, 4/1/2031	375,000	410,907
TOTAL MUNICIPAL BONDS & NOTES (Cost $9,917,462)		9,853,143

	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Treasury Plus Money Market Fund - Premier Class 3.57% (b) (c) (Cost $19,874)	19,874	19,874
TOTAL INVESTMENTS — 98.7% (Cost $9,937,336)		9,873,017
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		134,264
NET ASSETS — 100.0%		$10,007,281

(a)	Bond is insured by the following:

% of Net Assets
Assured Guaranty, Inc.	2.2%
Build America Mutual Assurance Corp.	1.4%
Permanent School Fund Guaranteed	0.7%

(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended May 31, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at May 31, 2026.
See accompanying notes to Schedule of Investments.

STATE STREET MY2031 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$9,853,143	$—	$9,853,143
Short-Term Investment	19,874	—	—	19,874
TOTAL INVESTMENTS	$19,874	$9,853,143	$—	$9,873,017
Affiliate Table
	Number of Shares Held at 9/17/25*	Value at 9/17/25*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 5/31/26	Value at 5/31/26	Dividend Income
State Street Institutional Treasury Plus Money Market Fund - Premier Class	—	$—	$2,242,043	$2,222,169	$—	$—	19,874	$19,874	$1,282

*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2026 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmark. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of May 31, 2026, is disclosed in each Fund's respective Schedule of Investments.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended May 31, 2026, are disclosed in the Funds' respective Schedules of Investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
May 31, 2026 (Unaudited)

Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the Form N-PORT filing was issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filing.